UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-7043

Name of Registrant:	Vanguard Admiral Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2010 – February 28, 2011

Item 1: Reports to Shareholders

Vanguard Money Market Funds
Semiannual Report

February 28, 2011

Vanguard Prime Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Admiral™ Treasury Money Market Fund

> For the six months ended February 28, 2011, the Vanguard Money Market Funds earned near-zero returns.

> Money market yields have remained negligible because of the Federal Reserve’s low-interest-rate policy, which aims to speed the economic recovery.

> While the three Vanguard funds posted slightly positive returns, the average return of peer-group funds was 0%.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	7
Prime Money Market Fund.	8
Federal Money Market Fund.	30
Admiral Treasury Money Market Fund.	40
About Your Fund’s Expenses.	48
Glossary.	50

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended February 28, 2011
	7-Day	Total
	SEC Yields	Returns
Vanguard Prime Money Market Fund
Investor Shares	0.07%	0.04%
Institutional Shares	0.19	0.10
Money Market Funds Average		0.00
Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Federal Money Market Fund	0.02%	0.01%
Government Money Market Funds Average		0.00
Government Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard Admiral Treasury Money Market Fund	0.02%	0.01%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average		0.00
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
The 7-day SEC yield of a money market fund more closely reflects the current earnings of the fund than its total return.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Letter

Dear Shareholder,

A description of money market mutual fund performance over the past six months will have a familiar ring to many investors. Yields of the Vanguard Money Market Funds continued to be a hairsbreadth above zero as the Federal Reserve kept short-term interest rates at a historically low level.

This restrictive interest rate environment has been a challenge ably met by the funds’ advisor, Vanguard Fixed Income Group. Our funds’ returns were slight in the half-year ended February 28, but they were ahead of the 0% average return of competing money market funds, and we didn’t waver from our mandate to invest in very high-credit-quality securities.

During the period, U.S. money market funds continued to implement changes required by the Securities and Exchange Commission (SEC) in reaction to the financial crisis of 2008. In our last report to you, I noted one of these new requirements, which involved an enhancement to fund liquidity. Since then, money market funds have begun posting their holdings five business days after the end of each month on their websites. In addition, the SEC has begun posting, with a 60-day delay, funds’ “shadow net asset values” on its own site. Shadow NAVs reflect the typically very modest changes in market prices of fund investments. Federal policy-makers are pondering additional changes, and Vanguard has been providing research and comments.

We applaud these developments, which support the transparency and credit quality of all money market funds. None of the changes alter the exacting standards for credit quality and liquidity to which we have traditionally managed your funds.

We continue to believe that money market funds play an important role in most investors’ portfolios, as well as in the broad economy.

Longer-term interest rates rose, depressing bond prices

U.S. interest rates hovered near generational lows early in the period but then moved higher for all but the shortest-term securities, putting pressure on bond prices. For the six months ended February 28, the broad taxable bond market produced a small negative return. The municipal bond market did worse. Corporate bonds outperformed government debt as investors stretched for yield beyond government securities, where rates remained low by historical standards.

As I noted earlier, the Federal Reserve held its target for short-term interest rates near 0%, as it has since December 2008. This stance kept the returns available from money market instruments such as the 3-month Treasury bill in the same neighborhood.

A fretful start, an optimistic finish for global stock markets

Stock markets rallied from their midsummer malaise to produce exceptional returns for the half-year. At the start of the

Market Barometer
	Total Returns
	Periods Ended February 28, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	-0.83%	4.93%	5.80%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	-3.51	1.72	4.07
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	2.16

Stocks
Russell 1000 Index (Large-caps)	28.65%	23.54%	3.17%
Russell 2000 Index (Small-caps)	37.55	32.60	3.80
Dow Jones U.S. Total Stock Market Index	29.24	24.45	3.59
MSCI All Country World Index ex USA (International)	22.16	21.12	4.23

CPI
Consumer Price Index	1.37%	2.11%	2.18%

period, the U.S. economy seemed in danger of tipping back into recession. By the end, hopes were high that it had reached escape velocity, propelled by steady job growth and notable strength in the manufacturing sector. Smaller stocks, which are especially sensitive to the rhythms of the business cycle, produced the highest six-month returns.

In Europe, investor optimism subdued sovereign-debt jitters, driving stock prices higher. Developed markets in the Pacific region perked up on signs of recovery in global trade. Australian stocks posted especially strong returns, benefiting from a surge in the prices of metals and other natural resources. Emerging stock markets trailed a few steps behind their developed-market counterparts. Most major currencies appreciated relative to the U.S. dollar, enhancing returns from abroad for U.S.-based investors.

The funds’ investments are chosen very, very selectively

As of February 28, the yields of the Prime and Federal Money Market Funds were slightly lower than those we reported to you six months ago; the Admiral Treasury Fund’s yield was unchanged. Both the Admiral Treasury and Federal Money Market Funds had a 7-day SEC yield of about 0.02%. (These funds have been closed to new investors since 2009.) The Investor Shares of the Prime Money Market Fund yielded 0.07%, while the Institutional Shares, because of their lower expense ratio, yielded 0.19%.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Peer Group
	Shares	Shares	Average
Prime Money Market Fund	0.23%	0.09%	0.40%
Federal Money Market Fund	0.22	—	0.29
Admiral Treasury Money Market Fund	0.14	—	0.21

The fund expense ratios shown are from the prospectus dated December 23, 2010, and represent estimated costs for the current fiscal year.
For the six months ended February 28, 2011, the funds’ annualized expense ratios were: for the Prime Money Market Fund, 0.23% for Investor
Shares and 0.09% for Institutional Shares; for the Federal Money Market Fund, 0.22%; for the Admiral Treasury Money Market Fund, 0.14%.
Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups are: for the Prime Money Market Fund Investor Shares, Money Market Funds; for the Federal Money Market Fund, Government
Money Market Funds; for the Admiral Treasury Money Market Fund, U.S. Treasury Money Market Funds.

In this environment of super-low short-term interest rates, our advisor sought to produce as much income as possible consistent with the funds’ prospectus goal of investing only in very high-quality money market instruments. Every potential holding—particularly those for the Prime Money Market Fund, which invests in corporate and foreign-government securities—is thoroughly vetted by a team of experienced credit analysts.

At the end of February, about one-third of the Prime Money Market Fund’s assets were invested in bank certificates of deposit, mostly in the form of Eurodollar CDs or Yankee CDs. The former are held outside the United States and are typically issued by London banks; the latter are typically issued by the New York branches of foreign banks. Both are denominated in dollars.

About a fifth of the fund’s holdings consisted of commercial paper (a type of unsecured debt typically backed by bank lines of credit) issued by foreign governments and by financial and industrial firms in the United States and abroad. Smaller portions of the portfolio were invested in state and local government securities and repurchase agreements, which are short-term loans backed by government and agency securities.

The Prime Money Market Fund held dollar-denominated instruments from a geographically diversified group of banks

Changes in Yields
			7-Day SEC Yield
	February 28,	August 31,	February 28,
Money Market Fund	2011	2010	2010
Prime
Investor Shares	0.07%	0.13%	0.01%
Institutional Shares	0.19	0.26	0.15
Federal	0.02	0.05	0.01
Admiral Treasury	0.02	0.02	0.01

in Canada, Australia, New Zealand, and selected European countries. The fund has no direct exposure to securities of the financially stretched European countries—Portugal, Ireland, Italy, Greece, and Spain—that have been wrestling with sovereign-debt challenges.

As of February 28, the largest portion of the fund’s investments—about 40%—were in U.S. government and agency obligations, which have the highest credit standing. Our other two money market funds have a more exclusive focus, as their names imply: The Admiral Treasury Money Market Fund concentrates on U.S. Treasury securities, while the Federal Money Market Fund typically focuses on securities issued by agencies of the federal government.

When will short-term rates bounce off the bottom?

Despite their low yields, the Vanguard Money Market Funds continue to carry out their primary function admirably, serving as low-cost vehicles in which you can hold your short-term reserves with confidence that they are invested in securities of high quality.

So what’s next for short-term interest rates? No one can know for certain, of course, what the Federal Reserve’s policy will be or what will happen in the financial markets. That’s the nature of investing, and it’s why we recommend an investment program that is balanced and diversified among stocks, bonds, and money market funds.

At this point, while many economists believe that the Federal Reserve will take steps to boost short-term rates late in 2011, Vanguard’s economists suspect that such action will more likely take place in early 2012. Note that our economists often share their latest views at vanguard.com.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 9, 2011

Advisor’s Report

For the six months ended February 28, 2011, the three Vanguard Money Market Funds produced negligible returns. As with all money market funds, yields have been weighed down by the Federal Reserve Board’s policy of keeping short-term interest rates very low in an attempt to spur economic growth. The Fed has maintained its target federal funds rate between 0% and 0.25% since December 2008 and has continued to state that it plans to keep short-term rates low “for an extended period.” In November the Fed announced a strategy aimed at tamping down longer-term interest rates as well through a massive bond-buying program.

The funds’ returns ranged from 0.01% for the Admiral Treasury and Federal Money Market Funds to 0.10% for the Institutional Shares of the Prime Money Market Fund. By comparison, the average return of peer-group money market funds was 0%.

Investing in a difficult market

The half-year began in a period of heightened sovereign-debt risk in Europe. Financial conditions in Greece deteriorated and prompted intervention by the European Union and the International Monetary Fund. These actions mitigated some of the worry about Greece, but concern lingered about high levels of debt in other countries.

As conditions evolved, we modified the exposures in the Prime Money Market Fund to reflect our concerns about the potential for further deterioration in Europe. We increased our holdings in

Canadian and Australian banks, which had limited exposure to regions we were concerned about.

During this period, we continued to take advantage of relative value opportunities in the U.S. Treasury and agency markets. A consequence of the housing crisis has been a decline in money-market-eligible agency issuance, while yields on short-term agency discount notes have remained relatively close to those of U.S. Treasury bills. Because of this, we increased the allocation to Treasury bills in the Prime and Federal Money Market Funds. As an alternative to the discount agency notes, we have been able to accumulate a position in floating-rate agency securities at more favorable yields.

The outlook

The good news is that the economy is showing signs of improvement. The employment situation has gotten better and retail sales have grown. We believe we have entered a period of self-sustaining recovery that will eventually lead the Federal Reserve to tighten monetary policy. As always, we will continue to monitor the situation and adjust the portfolios accordingly should the expansion prove to be faster than anticipated.

David R. Glocke, Principal
Vanguard Fixed Income Group
March 15, 2011

Prime Money Market Fund

Fund Profile
As of February 28, 2011

Financial Attributes
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VMMXX	VMRXX
Expense Ratio[1]	0.23%	0.09%
7-Day SEC Yield	0.07%	0.19%
Average Weighted
Maturity	57 days	57 days

Sector Diversification (% of portfolio)
Certificates of Deposit		1.3%
Repurchase Agreements		6.4
U.S. Treasury Bills		15.9
Yankee/Foreign		39.1
Commercial Paper		8.1
U.S. Government Agency Obligations		24.9
Other		4.3

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated December 23, 2010, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2011, the annualized expense ratios were 0.23% for Investor Shares and 0.09% for Institutional Shares.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2000, Through February 28, 2011

		Money
		Market
		Funds
	Investor Shares	Average
Fiscal Year	Total Returns	Total Returns
2001	5.43%	4.75%
2002	2.09	1.40
2003	1.12	0.60
2004	0.83	0.39
2005	2.31	1.68
2006	4.38	3.69
2007	5.23	4.55
2008	3.60	3.02
2009	1.31	0.62
2010	0.08	0.02
2011	0.04	0.00
7-day SEC yield (2/28/2011): 0.07%
Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2011, performance data reflect the six months ended February 28, 2011.

Average Annual Total Returns: Periods Ended December 31, 2010

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/4/1975	0.06%	2.66%	2.41%
Institutional Shares	10/3/1989	0.20	2.81	2.59

See Financial Highlights for dividend information.

Prime Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings.

The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (41.9%)
2	Fannie Mae Discount Notes	0.180%	3/2/11	48,000	48,000
2	Fannie Mae Discount Notes	0.180%	4/6/11	30,000	29,995
2	Federal Home Loan Bank Discount Notes	0.200%	3/2/11	119,000	118,999
2	Federal Home Loan Bank Discount Notes	0.200%	3/4/11	76,000	75,999
2	Federal Home Loan Bank Discount Notes	0.170%	3/23/11	398,000	397,959
2	Federal Home Loan Bank Discount Notes	0.170%	3/25/11	602,000	601,932
2	Federal Home Loan Bank Discount Notes	0.165%	4/4/11	50,000	49,992
2	Federal Home Loan Bank Discount Notes	0.180%	4/6/11	55,000	54,990
2	Federal Home Loan Bank Discount Notes	0.165%–0.180%	4/8/11	763,000	762,866
2	Federal Home Loan Bank Discount Notes	0.180%	4/13/11	582,000	581,875
2	Federal Home Loan Bank Discount Notes	0.190%	4/27/11	70,000	69,979
[2,3]	Federal Home Loan Banks	0.182%	5/13/11	1,079,640	1,079,595
[2,3]	Federal Home Loan Banks	0.231%	1/9/12	593,000	592,835
[2,3]	Federal Home Loan Banks	0.232%	1/23/12	425,000	424,904
[2,3]	Federal Home Loan Banks	0.227%	1/26/12	405,000	404,889
[2,3]	Federal Home Loan Banks	0.223%	2/1/12	750,000	749,776
[2,3]	Federal Home Loan Banks	0.228%	2/3/12	122,000	121,966
[2,3]	Federal Home Loan Banks	0.233%	2/3/12	484,000	483,865
[2,3]	Federal Home Loan Mortgage Corp.	0.213%	12/21/11	1,500,000	1,499,388
[2,3]	Federal Home Loan Mortgage Corp.	0.353%	4/7/11	3,247,000	3,246,977
[2,3]	Federal Home Loan Mortgage Corp.	0.221%	5/4/11	500,000	499,983
[2,3]	Federal Home Loan Mortgage Corp.	0.241%	8/5/11	1,250,000	1,250,094
[2,3]	Federal Home Loan Mortgage Corp.	0.225%	12/16/11	515,000	514,835
[2,3]	Federal Home Loan Mortgage Corp.	0.225%	2/16/12	470,400	470,210
[2,3]	Federal Home Loan Mortgage Corp.	0.201%	8/24/12	2,515,000	2,513,210
[2,3]	Federal National Mortgage Assn.	0.293%	12/20/11	494,500	494,319
[2,3]	Federal National Mortgage Assn.	0.192%	5/13/11	3,000,000	2,999,940
[2,3]	Federal National Mortgage Assn.	0.161%	7/27/11	2,000,000	1,999,675
[2,3]	Federal National Mortgage Assn.	0.174%	8/11/11	1,000,000	999,730
[2,3]	Federal National Mortgage Assn.	0.282%	8/23/12	1,455,500	1,454,845
[2,3]	Federal National Mortgage Assn.	0.294%	9/17/12	988,000	987,691
[2,3]	Federal National Mortgage Assn.	0.282%	11/23/12	1,772,795	1,771,863
[2,3]	Federal National Mortgage Assn.	0.291%	12/28/12	219,000	218,919
2	Freddie Mac Discount Notes	0.180%	4/4/11	256,099	256,055
2	Freddie Mac Discount Notes	0.165%	4/5/11	23,000	22,996
2	Freddie Mac Discount Notes	0.180%	4/11/11	50,000	49,990

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
United States Treasury Bill	0.160%	3/3/11	1,000,000	999,991
United States Treasury Bill	0.145%	3/10/11	1,825,000	1,824,934
United States Treasury Bill	0.160%	3/17/11	500,000	499,964
United States Treasury Bill	0.165%	4/14/11	500,000	499,899
United States Treasury Bill	0.170%	4/28/11	840,000	839,770
United States Treasury Bill	0.160%	5/12/11	1,500,000	1,499,520
United States Treasury Bill	0.194%–0.195%	5/26/11	2,400,000	2,398,884
United States Treasury Bill	0.145%	6/2/11	800,000	799,707
United States Treasury Bill	0.180%	6/9/11	500,000	499,750
United States Treasury Bill	0.190%–0.191%	6/16/11	1,550,000	1,549,124
United States Treasury Bill	0.185%	6/23/11	2,000,000	1,998,828
United States Treasury Bill	0.225%	6/30/11	2,000,000	1,998,487
United States Treasury Bill	0.190%	7/7/11	979,000	978,339
United States Treasury Bill	0.155%	8/25/11	900,000	899,314
United States Treasury Bill	0.170%	9/1/11	568,120	567,632
Total U.S. Government and Agency Obligations (Cost $45,755,279)				45,755,279
Commercial Paper (17.0%)
Finance—Auto (1.9%)
American Honda Finance Corp.	0.240%	3/2/11	107,000	106,999
American Honda Finance Corp.	0.280%	3/18/11	50,000	49,993
American Honda Finance Corp.	0.240%	4/4/11	41,000	40,991
American Honda Finance Corp.	0.250%	4/18/11	141,000	140,953
American Honda Finance Corp.	0.240%	5/16/11	51,000	50,974
Toyota Credit Canada Inc.	0.391%	4/15/11	24,500	24,488
Toyota Credit Canada Inc.	0.371%	4/26/11	74,000	73,957
Toyota Credit Canada Inc.	0.341%	5/16/11	25,000	24,982
Toyota Motor Credit Corp.	0.381%	3/1/11	207,600	207,600
Toyota Motor Credit Corp.	0.391%	4/15/11	148,500	148,428
Toyota Motor Credit Corp.	0.260%	4/20/11	92,000	91,967
Toyota Motor Credit Corp.	0.371%	4/26/11	84,000	83,952
Toyota Motor Credit Corp.	0.331%	5/16/11	82,500	82,443
Toyota Motor Credit Corp.	0.240%	5/17/11	79,000	78,959
Toyota Motor Credit Corp.	0.240%	5/19/11	79,000	78,958
Toyota Motor Credit Corp.	0.351%	5/20/11	99,000	98,923
Toyota Motor Credit Corp.	0.250%–0.351%	5/23/11	138,600	138,497
Toyota Motor Credit Corp.	0.351%	5/24/11	99,000	98,919
Toyota Motor Credit Corp.	0.250%	5/26/11	148,250	148,162
Toyota Motor Credit Corp.	0.381%	5/31/11	99,000	98,905
Toyota Motor Credit Corp.	0.250%	6/2/11	207,600	207,466
				2,076,516
Finance—Other (3.8%)
General Electric Capital Corp.	0.391%	3/16/11	250,000	249,959
General Electric Capital Corp.	0.431%	4/8/11	247,000	246,888
General Electric Capital Corp.	0.411%	4/22/11	300,000	299,822
General Electric Capital Corp.	0.411%	4/27/11	494,000	493,679
General Electric Capital Corp.	0.401%	5/23/11	500,000	499,539
General Electric Capital Corp.	0.361%	5/27/11	396,000	395,655
General Electric Capital Corp.	0.361%	5/31/11	396,000	395,640
General Electric Capital Corp.	0.301%	7/18/11	250,000	249,710
4 Straight-A Funding LLC	0.240%	3/2/11	7,000	7,000
4 Straight-A Funding LLC	0.250%	3/2/11	7,712	7,712
4 Straight-A Funding LLC	0.240%	3/7/11	45,000	44,998
4 Straight-A Funding LLC	0.240%	3/7/11	50,000	49,998

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
4 Straight-A Funding LLC	0.240%	3/7/11	29,000	28,999
4 Straight-A Funding LLC	0.240%–0.250%	3/7/11	94,685	94,681
4 Straight-A Funding LLC	0.250%	4/4/11	60,000	59,986
4 Straight-A Funding LLC	0.250%	4/4/11	161,000	160,962
4 Straight-A Funding LLC	0.250%	4/5/11	73,000	72,982
4 Straight-A Funding LLC	0.250%	4/6/11	61,000	60,985
4 Straight-A Funding LLC	0.250%	4/7/11	33,000	32,992
4 Straight-A Funding LLC	0.250%	4/7/11	29,000	28,993
4 Straight-A Funding LLC	0.250%	4/7/11	17,000	16,996
4 Straight-A Funding LLC	0.250%	4/8/11	138,500	138,463
4 Straight-A Funding LLC	0.250%	4/8/11	65,000	64,983
4 Straight-A Funding LLC	0.250%	4/11/11	40,300	40,289
4 Straight-A Funding LLC	0.250%	4/11/11	75,000	74,979
4 Straight-A Funding LLC	0.250%	4/11/11	32,500	32,491
4 Straight-A Funding LLC	0.240%	5/5/11	58,000	57,975
4 Straight-A Funding LLC	0.245%	5/5/11	35,000	34,984
4 Straight-A Funding LLC	0.240%	5/9/11	200,000	199,908
4 Straight-A Funding LLC	0.250%	5/9/11	36,985	36,967
4 Straight-A Funding LLC	0.250%	5/13/11	33,000	32,983
				4,212,198
Foreign Banks (5.5%)
4 Australia & New Zealand Banking Group, Ltd.	0.311%	5/3/11	197,000	196,893
4 Australia & New Zealand Banking Group, Ltd.	0.336%	7/29/11	41,000	40,943
4 Australia & New Zealand Banking Group, Ltd.	0.336%	8/1/11	24,670	24,635
4 Australia & New Zealand Banking Group, Ltd.	0.336%	8/2/11	198,000	197,716
4 Commonwealth Bank of Australia	0.280%	4/6/11	500,000	499,860
4 Commonwealth Bank of Australia	0.280%	4/12/11	198,550	198,485
4 Commonwealth Bank of Australia	0.270%	4/29/11	181,000	180,920
4 Commonwealth Bank of Australia	0.361%	6/14/11	199,000	198,791
4 Commonwealth Bank of Australia	0.341%	8/31/11	60,400	60,296
4 Danske Corp.	0.265%	3/9/11	500,000	499,971
4 Danske Corp.	0.270%	3/18/11	500,000	499,936
Lloyds TSB Bank plc	0.260%	3/21/11	540,000	539,922
Nordea North America Inc.	0.381%	7/12/11	102,482	102,338
4 Westpac Banking Corp.	0.311%	4/14/11	150,000	149,943
4 Westpac Banking Corp.	0.341%	7/12/11	500,000	499,372
4 Westpac Banking Corp.	0.341%	7/25/11	495,000	494,318
4 Westpac Banking Corp.	0.341%	7/28/11	497,000	496,301
4 Westpac Banking Corp.	0.341%	8/1/11	350,000	349,494
4 Westpac Banking Corp.	0.341%	8/4/11	350,000	349,484
4 Westpac Banking Corp.	0.341%	8/8/11	448,000	447,323
				6,026,941
Foreign Governments (0.5%)
Banque et Caisse d’Epargne de L’Etat	0.320%	4/7/11	163,100	163,046
Banque et Caisse d’Epargne de L’Etat	0.340%	5/4/11	38,000	37,977
Banque et Caisse d’Epargne de L’Etat	0.260%	5/16/11	175,000	174,904
Banque et Caisse d’Epargne de L’Etat	0.341%	8/31/11	100,000	99,827
				475,754
Foreign Industrial (2.7%)
4 Nestle Capital Corp.	0.210%	3/2/11	247,000	246,999
4 Nestle Capital Corp.	0.200%	3/14/11	200,000	199,986
4 Nestle Capital Corp.	0.180%	4/12/11	42,000	41,991
4 Nestle Capital Corp.	0.210%	4/27/11	345,000	344,885

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
4 Nestle Capital Corp.	0.200%	5/17/11	317,000	316,864
Nestle Finance International Ltd.	0.180%	3/7/11	109,000	108,997
Nestle Finance International Ltd.	0.180%	3/11/11	38,000	37,998
Nestle Finance International Ltd.	0.200%	5/26/11	117,600	117,544
4 Novartis Finance Corp.	0.321%	3/2/11	46,000	46,000
4 Novartis Finance Corp.	0.190%–0.200%	4/14/11	157,150	157,113
4 Novartis Finance Corp.	0.190%	4/15/11	56,655	56,641
4 Novartis Finance Corp.	0.190%	4/18/11	86,000	85,978
4 Novartis Finance Corp.	0.190%–0.200%	4/19/11	76,700	76,680
4 Novartis Securities Investment Ltd.	0.220%	5/9/11	39,000	38,983
4 Novartis Securities Investment Ltd.	0.240%	6/13/11	156,000	155,892
4 Shell International Finance BV	0.331%	3/1/11	55,000	55,000
4 Shell International Finance BV	0.321%–0.331%	3/2/11	147,750	147,749
4 Shell International Finance BV	0.260%	4/1/11	40,000	39,991
4 Total Capital Canada, Ltd.	0.321%	7/13/11	199,000	198,763
4 Total Capital Canada, Ltd.	0.321%	7/14/11	297,000	296,644
4 Total Capital Canada, Ltd.	0.321%	7/19/11	154,000	153,808
				2,924,506
Industrial (2.6%)
Chevron Corp.	0.180%	3/11/11	59,000	58,997
4 Cisco Systems Inc.	0.210%	4/13/11	32,000	31,992
4 Cisco Systems Inc.	0.210%	4/20/11	158,000	157,954
4 Cisco Systems Inc.	0.215%	5/4/11	154,000	153,941
4 Coca Cola Co.	0.220%	4/4/11	82,000	81,983
4 Coca Cola Co.	0.200%–0.230%	4/6/11	234,850	234,798
4 Coca Cola Co.	0.220%	5/13/11	81,700	81,663
4 Coca Cola Co.	0.210%	5/16/11	9,500	9,496
Exxon Mobil Corp.	0.180%	3/17/11	118,000	117,991
General Electric Co.	0.220%	3/8/11	150,000	149,994
General Electric Co.	0.220%	3/14/11	177,000	176,986
4 Google Inc.	0.210%	3/1/11	20,000	20,000
4 Google Inc.	0.200%	3/3/11	43,900	43,899
4 Google Inc.	0.220%	3/14/11	29,000	28,998
4 Google Inc.	0.180%	4/14/11	49,000	48,989
4 Google Inc.	0.180%	4/18/11	13,500	13,497
4 Johnson & Johnson	0.210%	3/10/11	76,000	75,996
4 Johnson & Johnson	0.220%	3/21/11	49,400	49,394
4 Johnson & Johnson	0.210%–0.220%	4/7/11	119,000	118,974
4 Johnson & Johnson	0.210%	4/14/11	48,000	47,988
4 Merck & Co Inc.	0.180%–0.190%	3/14/11	143,400	143,390
4 Merck & Co Inc.	0.180%–0.190%	3/15/11	122,700	122,691
4 Merck & Co Inc.	0.190%	3/16/11	53,000	52,996
4 Procter & Gamble Co.	0.190%	4/19/11	25,871	25,864
4 Procter & Gamble Co.	0.180%	4/25/11	205,000	204,944
4 Procter & Gamble Co.	0.190%	4/26/11	115,004	114,970
4 Procter & Gamble Co.	0.180%	4/27/11	57,700	57,683
4 Procter & Gamble Co.	0.200%	5/18/11	90,000	89,961
4 Procter & Gamble Co.	0.200%	5/25/11	75,000	74,965
4 Procter & Gamble Co.	0.200%	5/26/11	45,000	44,978
4 Wal-Mart Stores, Inc.	0.200%	3/21/11	50,000	49,994
4 Wal-Mart Stores, Inc.	0.210%	4/11/11	10,000	9,998
4 Wal-Mart Stores, Inc.	0.180%	4/18/11	171,000	170,959
				2,866,923
Total Commercial Paper (Cost $18,582,838)				18,582,838

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Certificates of Deposit (32.8%)
Domestic Banks (1.3%)
State Street Bank & Trust Co.	0.350%	3/7/11	500,000	500,000
State Street Bank & Trust Co.	0.340%	3/14/11	400,000	400,000
State Street Bank & Trust Co.	0.250%	5/12/11	235,000	235,000
State Street Bank & Trust Co.	0.250%	5/16/11	148,000	148,000
State Street Bank & Trust Co.	0.250%	5/17/11	148,000	148,000
				1,431,000
Eurodollar Certificates of Deposit (10.2%)
Australia & New Zealand Banking Group, Ltd.	0.325%	4/4/11	342,000	342,000
Australia & New Zealand Banking Group, Ltd.	0.310%	4/21/11	500,000	500,000
Australia & New Zealand Banking Group, Ltd.	0.270%	5/9/11	157,000	157,000
Australia & New Zealand Banking Group, Ltd.	0.350%	6/8/11	175,000	175,000
Australia & New Zealand Banking Group, Ltd.	0.340%	8/3/11	321,000	321,000
Commonwealth Bank of Australia	0.280%	4/20/11	750,000	750,000
Commonwealth Bank of Australia	0.280%	4/26/11	400,000	400,000
Commonwealth Bank of Australia	0.310%	4/26/11	280,000	280,000
DNB NOR Bank ASA (London Branch)	0.260%	3/14/11	500,000	500,000
DNB NOR Bank ASA (London Branch)	0.260%	3/14/11	280,000	280,000
HSBC Bank plc	0.320%	4/8/11	750,000	750,000
HSBC Bank plc	0.320%	4/8/11	750,000	750,000
HSBC Bank plc	0.320%	4/14/11	145,000	145,000
HSBC Bank plc	0.320%	4/14/11	236,000	236,000
Lloyds TSB Bank plc	0.280%	5/3/11	125,000	125,000
Lloyds TSB Bank plc	0.290%	5/9/11	710,000	710,000
Lloyds TSB Bank plc	0.290%	5/31/11	360,000	360,000
National Australia Bank Ltd.	0.430%	6/3/11	745,000	745,000
National Australia Bank Ltd.	0.400%	6/30/11	198,000	198,007
National Australia Bank Ltd.	0.390%	7/5/11	750,000	750,000
National Australia Bank Ltd.	0.360%	7/12/11	360,000	360,000
National Australia Bank Ltd.	0.355%	7/20/11	230,000	230,004
National Australia Bank Ltd.	0.340%	8/3/11	150,000	150,000
National Australia Bank Ltd.	0.360%	8/10/11	100,000	100,002
National Australia Bank Ltd.	0.360%	8/11/11	500,000	500,011
Royal Bank of Scotland plc	0.270%	4/21/11	500,000	500,000
Toronto Dominion Bank	0.250%	4/4/11	300,000	300,000
Toronto Dominion Bank	0.250%	4/14/11	250,000	250,000
Toronto Dominion Bank	0.270%	5/9/11	247,000	247,000
				11,111,024
Yankee Certificates of Deposit (21.3%)
Abbey National Treasury Services plc (US Branch)	0.850%	3/1/11	461,000	461,000
Abbey National Treasury Services plc (US Branch)	0.300%	3/9/11	250,000	250,000
Abbey National Treasury Services plc (US Branch)	0.750%	3/21/11	500,000	500,000
Abbey National Treasury Services plc (US Branch)	0.740%	4/20/11	500,000	500,000
Abbey National Treasury Services plc (US Branch)	0.740%	5/3/11	530,000	530,000
Abbey National Treasury Services plc (US Branch)	0.450%	6/1/11	400,000	400,000
Bank of Montreal (Chicago Branch)	0.270%	3/1/11	450,000	450,000
Bank of Montreal (Chicago Branch)	0.270%	3/1/11	194,000	194,000
Bank of Montreal (Chicago Branch)	0.270%	3/9/11	164,000	164,000
Bank of Montreal (Chicago Branch)	0.270%	3/10/11	121,000	121,000
Bank of Montreal (Chicago Branch)	0.230%	3/22/11	500,000	500,000
Bank of Nova Scotia (Houston Branch)	0.280%	3/7/11	269,000	269,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Bank of Nova Scotia (Houston Branch)	0.290%	3/7/11	506,000	506,000
Bank of Nova Scotia (Houston Branch)	0.270%	4/14/11	600,000	600,000
Bank of Nova Scotia (Houston Branch)	0.270%	5/11/11	99,000	99,000
Bank of Nova Scotia (Houston Branch)	0.270%	5/12/11	100,000	100,000
Bank of Nova Scotia (Houston Branch)	0.280%	5/18/11	50,000	50,001
Bank of Nova Scotia (Houston Branch)	0.270%	5/23/11	545,000	545,000
Bank of Nova Scotia (Houston Branch)	0.340%	6/13/11	398,000	398,000
Bank of Nova Scotia (Houston Branch)	0.330%	8/9/11	675,000	675,000
DNB NOR Bank ASA (New York Branch)	0.290%	4/5/11	200,000	200,000
DNB NOR Bank ASA (New York Branch)	0.290%	4/20/11	405,000	405,000
DNB NOR Bank ASA (New York Branch)	0.280%	5/2/11	300,000	300,000
DNB NOR Bank ASA (New York Branch)	0.280%	5/3/11	475,000	475,000
Lloyds TSB Bank plc (New York Branch)	0.270%	3/10/11	435,000	435,000
Nordea Bank Finland plc (New York Branch)	0.280%	5/3/11	500,000	500,000
Nordea Bank Finland plc (New York Branch)	0.370%	7/5/11	247,000	247,000
Nordea Bank Finland plc (New York Branch)	0.380%	7/18/11	394,000	394,000
Nordea Bank Finland plc (New York Branch)	0.370%	7/21/11	200,000	200,000
Nordea Bank Finland plc (New York Branch)	0.350%	8/2/11	500,000	500,000
Nordea Bank Finland plc (New York Branch)	0.350%	8/4/11	300,000	300,000
Nordea Bank Finland plc (New York Branch)	0.410%	8/26/11	250,000	250,074
Rabobank Nederland NV (New York Branch)	0.330%	3/7/11	350,000	350,000
Rabobank Nederland NV (New York Branch)	0.335%	3/16/11	92,000	92,001
Rabobank Nederland NV (New York Branch)	0.325%	4/1/11	150,000	150,001
Rabobank Nederland NV (New York Branch)	0.310%	5/5/11	995,000	995,000
Rabobank Nederland NV (New York Branch)	0.370%	7/14/11	500,000	500,000
Rabobank Nederland NV (New York Branch)	0.370%	8/3/11	535,000	535,000
Rabobank Nederland NV (New York Branch)	0.350%	9/1/11	645,000	645,000
Royal Bank of Canada (New York Branch)	0.310%	3/10/11	742,000	742,000
Royal Bank of Canada (New York Branch)	0.320%	6/7/11	1,250,000	1,250,000
Royal Bank of Canada (New York Branch)	0.330%	8/14/11	260,000	260,000
Svenska Handelsbanken (New York Branch)	0.280%	3/10/11	150,000	150,000
Svenska Handelsbanken (New York Branch)	0.310%	5/4/11	500,000	500,000
Svenska Handelsbanken (New York Branch)	0.280%	6/1/11	625,000	625,000
Svenska Handelsbanken (New York Branch)	0.360%	7/28/11	496,000	496,000
Svenska Handelsbanken (New York Branch)	0.360%	8/1/11	497,000	497,000
Svenska Handelsbanken (New York Branch)	0.350%	8/4/11	100,000	100,000
Svenska Handelsbanken (New York Branch)	0.355%	8/24/11	900,000	900,000
Toronto Dominion Bank (New York Branch)	0.250%	3/7/11	100,000	100,000
Toronto Dominion Bank (New York Branch)	0.250%	3/9/11	250,000	250,000
Toronto Dominion Bank (New York Branch)	0.300%	3/10/11	25,000	25,000
Toronto Dominion Bank (New York Branch)	0.240%	3/14/11	300,000	300,000
Toronto Dominion Bank (New York Branch)	0.280%	3/21/11	297,000	297,000
Toronto Dominion Bank (New York Branch)	0.280%	3/22/11	198,000	198,000
Toronto Dominion Bank (New York Branch)	0.300%	5/16/11	247,000	247,000
Toronto Dominion Bank (New York Branch)	0.330%	5/26/11	495,000	495,000
Toronto Dominion Bank (New York Branch)	0.330%	6/1/11	492,000	492,000
Westpac Banking Corp. (New York Branch)	0.350%	6/3/11	500,000	500,000
				23,209,077
Total Certificates of Deposit (Cost $35,751,101)				35,751,101

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Repurchase Agreements (6.6%)
Barclays Capital Inc.
(Dated 1/4/11, Repurchase Value
$392,128,000, collateralized by Federal
Home Loan Bank 0.750%, 12/21/11,
Federal Home Loan Mortgage Corp.
3.000%–4.750%, 7/28/14–1/19/16, and
Federal National Mortgage Assn.
0.000%–1.625%, 8/8/11–10/26/15)	0.200%	3/4/11	392,000	392,000
Barclays Capital Inc.
(Dated 2/25/11, Repurchase Value
$1,250,307,000, collateralized by Federal
Farm Credit Bank 0.000%–6.260%,
3/11/11–8/3/37, Federal Home Loan Bank
0.000%–5.750%, 3/1/11–7/15/36, Federal
Home Loan Mortgage Corp. 0.000%–6.750%,
3/7/11–9/15/29, Federal National Mortgage
Assn. Discount Note 4/20/11–6/15/11, and
Federal National Mortgage Assn.
0.000%–6.160%, 3/15/11–7/15/37)	0.150%	3/7/11	1,250,000	1,250,000
Barclays Capital Inc.
(Dated 2/9/11, Repurchase Value $630,084,000,
collateralized by U.S. Treasury Inflation Indexed
Note 1.875%–2.375%, 7/15/13–1/15/17)	0.160%	3/7/11	630,000	630,000
BNP Paribas Securities Corp.
(Dated 2/28/11, Repurchase Value $111,210,000,
collateralized by U.S. Treasury Note 0.500%,
10/15/13)	0.170%	3/1/11	111,209	111,209
Deutsche Bank Securities, Inc.
(Dated 2/25/11, Repurchase Value $1,250,307,000,
collateralized by Federal Farm Credit Bank
0.000%–6.280%, 3/4/11–12/16/15, Federal Home
Loan Bank 0.000%–5.750%, 3/10/11–3/13/20,
Federal Home Loan Mortgage Corp.
0.000%–6.750%, 3/15/11–7/15/32, Federal
National Mortgage Assn. Discount Note 4/6/11,
and Federal National Mortgage Assn.
0.000%–7.250%, 3/8/11–7/15/37)	0.150%	3/7/11	1,250,000	1,250,000
Deutsche Bank Securities, Inc.
(Dated 1/10/11, Repurchase Value $1,000,295,000,
collateralized by U.S. Treasury Bill 0.000%,
3/10/11, U.S. Treasury Inflation Indexed Note
1.250%–3.375%, 4/15/11–1/15/20, U.S. Treasury
Inflation Indexed Bond 1.750%–3.375%,
1/15/28–4/15/32, U.S. Treasury Note
0.375%–5.125%, 5/15/12–10/31/16, and
U.S. Treasury Bond 4.375%, 5/15/40)	0.180%	3/7/11	1,000,000	1,000,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Goldman Sachs & Co.
(Dated 2/28/11, Repurchase Value $245,001,000,
collateralized by Federal Home Loan Mortgage
Corp. 0.000%–4.500%, 6/20/11–1/15/13)	0.180%	3/1/11	245,000	245,000
RBC Capital Markets Corp.
(Dated 2/28/11, Repurchase Value $50,000,000,
collateralized by U.S. Treasury Note 2.125%,
2/29/16)	0.170%	3/1/11	50,000	50,000
RBS Securities, Inc.
(Dated 2/28/11, Repurchase Value $391,096,000,
collateralized by U.S. Treasury Note
1.750%–4.500%, 11/30/11–1/31/14)	0.150%	3/7/11	391,000	391,000
RBS Securities, Inc.
(Dated 2/9/11, Repurchase Value $420,052,000,
collateralized by U.S. Treasury Note
2.000%–4.500%, 11/30/11–11/30/13, and
U.S. Treasury Bond 6.000%, 2/15/26)	0.160%	3/7/11	420,000	420,000
RBS Securities, Inc.
(Dated 2/4/11, Repurchase Value $421,065,000,
collateralized by U.S. Treasury Bill 0.000%,
3/3/11–12/15/11, and U.S. Treasury Note 2.125%,
2/29/16)	0.180%	3/7/11	421,000	421,000
Societe Generale
(Dated 2/28/11, Repurchase Value $600,003,000,
collateralized by U.S. Treasury Bill 0.000%,
8/25/11, and U.S. Treasury Inflation Indexed
Note 1.875%–2.500%, 7/15/13–7/15/19)	0.160%	3/1/11	600,000	600,000
Societe Generale
(Dated 2/28/11, Repurchase Value $145,001,000,
collateralized by U.S. Treasury Inflation Indexed
Bond 3.625%, 4/15/28)	0.170%	3/1/11	145,000	145,000
Societe Generale
(Dated 2/25/11, Repurchase Value $300,074,000,
collateralized by Federal Home Loan Bank
0.000%–5.000%, 3/11/11–6/12/20, Federal
Home Loan Mortgage Corp. 0.000%–5.500%,
6/20/11–2/9/15, and Federal National Mortgage
Assn. 0.375%–5.625%, 3/23/11–7/15/37)	0.150%	3/7/11	300,000	300,000
Total Repurchase Agreements (Cost $7,205,209)				7,205,209

			Shares
Money Market Fund (1.3%)
5 Vanguard Municipal Cash Management Fund
(Cost $1,402,395)	0.231%		1,402,395,308	1,402,395

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Tax-Exempt Municipal Bonds (3.1%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.250%	3/7/11	19,500	19,500
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.230%	3/7/11	35,400	35,400
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.280%	3/7/11	39,315	39,315
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project) VRDO	0.240%	3/7/11	79,000	79,000
Bi-State Development Agency of the
Missouri-Illinois Metropolitan District VRDO	0.270%	3/7/11	29,800	29,800
Birmingham AL Public Educational Building
Student Housing Revenue (University of
Alabama at Birmingham Project) VRDO	0.260%	3/7/11	17,100	17,100
Board of Regents of the University of
Texas System Revenue Financing
System Revenue VRDO	0.180%	3/7/11	17,425	17,425
Board of Regents of the University of
Texas System Revenue Financing
System Revenue VRDO	0.200%	3/7/11	58,300	58,300
Board of Regents of the University of
Texas System Revenue Financing
System Revenue VRDO	0.200%	3/7/11	95,000	95,000
Boone County KY Pollution Control Revenue
(Duke Energy Kentucky Inc. Project) VRDO	0.220%	3/7/11	19,000	19,000
California Health Facilities Financing Authority
Revenue (Stanford Hospital) VRDO	0.230%	3/7/11	66,500	66,500
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.230%	3/7/11	24,845	24,845
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.260%	3/7/11	15,200	15,200
California Infrastructure & Economic
Development Bank Revenue (Orange County
Performing Arts Center) VRDO	0.200%	3/7/11	35,900	35,900
California Statewide Communities Development
Authority Revenue (Los Angeles County
Museum of Art Project) VRDO	0.200%	3/7/11	19,000	19,000
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.240%	3/7/11	22,100	22,100
Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.250%	3/7/11	24,000	24,000
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt
Obligated Group) VRDO	0.250%	3/7/11	12,150	12,150
Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded
Asset Program) VRDO	0.260%	3/7/11	21,100	21,100
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.180%	3/7/11	35,000	35,000
Curators of the University of Missouri System
Facilities Revenue VRDO	0.240%	3/7/11	43,900	43,900

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.270%	3/7/11	76,100	76,100
District of Columbia Revenue
(George Washington University) VRDO	0.290%	3/7/11	27,560	27,560
District of Columbia Revenue
(Georgetown University) VRDO	0.230%	3/7/11	7,575	7,575
District of Columbia Revenue
(Georgetown University) VRDO	0.230%	3/7/11	17,200	17,200
District of Columbia Revenue
(Washington Drama Society) VRDO	0.250%	3/7/11	20,375	20,375
Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.250%	3/7/11	10,600	10,600
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) VRDO	0.250%	3/7/11	42,000	42,000
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Baylor College of
Medicine) VRDO	0.240%	3/7/11	42,500	42,500
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.260%	3/7/11	17,200	17,200
Illinois Development Finance Authority Revenue
(Chicago Horticultural Society) VRDO	0.270%	3/7/11	16,300	16,300
Illinois Finance Authority Pollution Control Revenue
(Commonwealth Edison Co. Project) VRDO	0.260%	3/7/11	29,400	29,400
Illinois Finance Authority Revenue
(Carle Healthcare System) VRDO	0.210%	3/7/11	44,665	44,665
Illinois Finance Authority Revenue
(Ingalls Health System) VRDO	0.270%	3/7/11	43,000	43,000
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers) VRDO	0.260%	3/7/11	18,480	18,480
Illinois Finance Authority Revenue
(Loyola University Health System) VRDO	0.260%	3/7/11	35,450	35,450
Illinois Finance Authority Revenue (Museum of
Science & Industry) VRDO	0.270%	3/7/11	13,000	13,000
Indiana Development Finance Authority
Educational Facilities Revenue (Indianapolis
Museum of Art Inc. Project) VRDO	0.280%	3/7/11	14,400	14,400
Indiana Educational Facilities Authority Revenue
(Wabash College) VRDO	0.280%	3/7/11	23,940	23,940
Jacksonville FL Capital Project Revenue VRDO	0.270%	3/7/11	26,400	26,400
Kansas City MO Industrial Development
Authority Revenue (Downtown
Redevelopment District) VRDO	0.280%	3/7/11	27,535	27,535
Kansas City MO Industrial Development Authority
Revenue (Downtown Redevelopment District)
VRDO	0.280%	3/7/11	11,220	11,220
6 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.310%	3/7/11	13,000	13,000
Los Angeles CA Wastewater
System Revenue VRDO	0.180%	3/7/11	37,400	37,400
Los Angeles CA Wastewater
System Revenue VRDO	0.200%	3/7/11	20,400	20,400
Los Angeles CA Wastewater
System Revenue VRDO	0.250%	3/7/11	27,740	27,740

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Los Angeles CA Wastewater
System Revenue VRDO	0.250%	3/7/11	23,200	23,200
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.220%	3/7/11	18,855	18,855
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.240%	3/7/11	49,365	49,365
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.270%	3/7/11	15,130	15,130
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.250%	3/7/11	30,160	30,160
Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.230%	3/7/11	21,900	21,900
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.200%	3/7/11	19,320	19,320
6 Massachusetts State Transportation Fund
Revenue TOB VRDO	0.310%	3/7/11	13,100	13,100
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue VRDO	0.240%	3/7/11	43,100	43,100
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project) VRDO	0.220%	3/7/11	25,350	25,350
Michigan Higher Education Facilities Authority
Revenue (Albion College) VRDO	0.260%	3/7/11	13,000	13,000
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) VRDO	0.230%	3/7/11	45,400	45,400
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.250%	3/7/11	32,925	32,925
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.250%	3/7/11	22,000	22,000
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care
System Revenue (Allina Health System) VRDO	0.230%	3/7/11	15,000	15,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue
(BJC Health System) VRDO	0.230%	3/7/11	18,000	18,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue
(SSM Health Care) VRDO	0.220%	3/7/11	84,100	84,100
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) VRDO	0.250%	3/7/11	38,730	38,730
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.230%	3/7/11	19,600	19,600
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.230%	3/7/11	32,800	32,800
New Mexico Finance Authority Transportation
Revenue VRDO	0.260%	3/7/11	48,900	48,900
New York City NY GO VRDO	0.200%	3/7/11	58,550	58,550
New York City NY GO VRDO	0.230%	3/7/11	29,800	29,800
New York City NY GO VRDO	0.260%	3/7/11	11,775	11,775
New York City NY GO VRDO	0.260%	3/7/11	9,825	9,825

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.230%	3/7/11	39,505	39,505
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.220%	3/7/11	21,980	21,980
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.250%	3/7/11	8,100	8,100
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.230%	3/7/11	31,085	31,085
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.230%	3/7/11	30,885	30,885
New York State Housing Finance Agency Housing
Revenue (10 Liberty Street) VRDO	0.220%	3/7/11	20,500	20,500
New York State Housing Finance Agency Housing
Revenue (125 West 31st Street) VRDO	0.260%	3/7/11	42,300	42,300
New York State Housing Finance Agency Housing
Revenue (20 River Terrace Housing)
VRDO	0.250%	3/7/11	17,300	17,300
New York State Housing Finance Agency Housing
Revenue (320 West 38th Street) VRDO	0.240%	3/7/11	31,500	31,500
New York State Housing Finance Agency Housing
Revenue (330 West 39th Street) VRDO	0.260%	3/7/11	26,100	26,100
New York State Housing Finance Agency Housing
Revenue (70 Battery Place) VRDO	0.250%	3/7/11	12,800	12,800
New York State Housing Finance Agency Housing
Revenue (Clinton Green North) VRDO	0.260%	3/7/11	24,400	24,400
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.230%	3/7/11	10,375	10,375
North Texas Tollway Authority System
Revenue VRDO	0.250%	3/7/11	35,100	35,100
Oakland University of Michigan Revenue VRDO	0.270%	3/7/11	8,900	8,900
Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health
System Inc.) VRDO	0.250%	3/7/11	25,000	25,000
Ohio State University General Receipts
Revenue VRDO	0.220%	3/7/11	29,525	29,525
Ohio State University General Receipts
Revenue VRDO	0.230%	3/7/11	115,300	115,300
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.260%	3/7/11	45,065	45,065
Philadelphia PA Industrial Development Authority
Lease Revenue VRDO	0.270%	3/7/11	18,400	18,400
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.280%	3/7/11	57,850	57,850
Salem OH Hospital Facilities Revenue (Salem
Community Hospital Project) VRDO	0.250%	3/7/11	14,000	14,000
6 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.310%	3/7/11	6,400	6,400
South Carolina Transportation Infrastructure
Revenue VRDO	0.220%	3/7/11	47,300	47,300

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Southern California Public Power Authority
Revenue (Palo Verde Project) VRDO	0.240%	3/7/11	11,200	11,200
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.260%	3/7/11	18,400	18,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.280%	3/7/11	28,900	28,900
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.280%	3/7/11	42,400	42,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.280%	3/7/11	24,300	24,300
University of Alabama Birmingham Hospital
Revenue VRDO	0.290%	3/7/11	24,100	24,100
University of South Florida Financing Corp.
COP VRDO	0.250%	3/7/11	41,535	41,535
University of Texas Permanent University
Fund Revenue VRDO	0.180%	3/7/11	66,605	66,605
University of Texas Permanent University
Fund Revenue VRDO	0.180%	3/7/11	153,900	153,900
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.260%	3/7/11	16,000	16,000
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.260%	3/7/11	19,250	19,250
Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours Health
System Inc.) VRDO	0.260%	3/7/11	7,200	7,200
Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc. Project)
VRDO	0.280%	3/7/11	20,100	20,100
Washington County PA Authority Revenue
(Girard Estate Project) VRDO	0.280%	3/7/11	11,345	11,345
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.250%	3/7/11	24,975	24,975
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.230%	3/7/11	20,500	20,500
West Virginia Hospital Finance Authority Hospital
Revenue (Charleston Area Medical Center Inc.)
VRDO	0.250%	3/7/11	30,260	30,260
Wisconsin Health & Educational Facilities Authority
Revenue (Aurora Health Care Inc.) VRDO	0.260%	3/7/11	31,200	31,200
Total Tax-Exempt Municipal Bonds (Cost $3,444,700)				3,444,700
Total Investments (102.7%) (Cost $112,141,522)				112,141,522
Other Assets and Liabilities (-2.7%)
Other Assets				696,801
Liabilities				(3,664,941)
				(2,968,140)
Net Assets (100%)				109,173,382

Prime Money Market Fund

At February 28, 2011, net assets consisted of:
Amount
($000)
Paid-in-Capital	109,165,475
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	7,907
Net Assets	109,173,382

Investor Shares—Net Assets
Applicable to 88,451,537,150 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	88,467,369
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 20,703,285,798 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	20,706,013
Net Asset Value Per Share—Institutional Shares	$1.00

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 28, 2011, the aggregate value of these securities was $11,788,908,000, representing 10.8% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate value of these securities was $32,500,000.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2011
($000)
Investment Income
Income
Interest[1]	159,999
Total Income	159,999
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,568
Management and Administrative—Investor Shares	80,772
Management and Administrative—Institutional Shares	4,968
Marketing and Distribution—Investor Shares	14,977
Marketing and Distribution—Institutional Shares	3,270
Custodian Fees	790
Shareholders’ Reports—Investor Shares	338
Shareholders’ Reports—Institutional Shares	48
Trustees’ Fees and Expenses	76
Total Expenses	107,807
Net Investment Income	52,192
Realized Net Gain (Loss) on Investment Securities Sold	(9,380)
Net Increase (Decrease) in Net Assets Resulting from Operations	42,812
1 Interest income from an affiliated company of the fund was $1,515,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	52,192	118,919
Realized Net Gain (Loss)	(9,380)	1,651
Net Increase (Decrease) in Net Assets Resulting from Operations	42,812	120,570
Distributions
Net Investment Income
Investor Shares	(31,372)	(78,239)
Institutional Shares	(20,820)	(40,680)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(52,192)	(118,919)
Capital Share Transactions
Investor Shares	(207,208)	(7,395,143)
Institutional Shares	1,598,423	784,242
Net Increase (Decrease) from Capital Share Transactions	1,391,215	(6,610,901)
Total Increase (Decrease)	1,381,835	(6,609,250)
Net Assets
Beginning of Period	107,791,547	114,400,797
End of Period	109,173,382	107,791,547

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0003	.001	.013	.035	.051	.043
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0003	.001	.013	.035	.051	.043
Distributions
Dividends from Net Investment Income	(.0003)	(.001)	(.013)	(.035)	(.051)	(.043)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0003)	(.001)	(.013)	(.035)	(.051)	(.043)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.04%	0.08%	1.31%	3.60%	5.23%	4.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$88,467	$88,684	$96,078	$92,483	$84,052	$64,578
Ratio of Total Expenses to
Average Net Assets	0.23%	0.23%	0.28%[2]	0.23%	0.24%	0.29%
Ratio of Net Investment Income to
Average Net Assets	0.07%	0.08%	1.25%	3.49%	5.10%	4.33%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.002	.015	.037	.053	.045
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.002	.015	.037	.053	.045
Distributions
Dividends from Net Investment Income	(.001)	(.002)	(.015)	(.037)	(.053)	(.045)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.002)	(.015)	(.037)	(.053)	(.045)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.10%	0.22%	1.47%	3.75%	5.39%	4.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,706	$19,107	$18,323	$13,844	$10,022	$6,269
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.13%[1]	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.21%	0.22%	1.40%	3.64%	5.26%	4.53%
The expense ratio and net income ratio for the current period have been annualized.
1 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Repurchase Agreements: The fund invests in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2007–2010), and for the period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $18,073,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 7.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Beginning in July 2009, Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

Prime Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2011		August 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	56,684,897	56,684,897	99,880,454	99,880,454
Issued in Lieu of Cash Distributions	30,625	30,625	76,231	76,231
Redeemed	(56,922,730)	(56,922,730)	(107,351,828)	(107,351,828)
Net Increase (Decrease)—Investor Shares	(207,208)	(207,208)	(7,395,143)	(7,395,143)
Institutional Shares
Issued	10,498,094	10,498,094	16,052,323	16,052,323
Issued in Lieu of Cash Distributions	20,182	20,182	39,524	39,524
Redeemed	(8,919,853)	(8,919,853)	(15,307,605)	(15,307,605)
Net Increase (Decrease)—Institutional Shares	1,598,423	1,598,423	784,242	784,242

E. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Federal Money Market Fund

Fund Profile
As of February 28, 2011

Financial Attributes
Ticker Symbol	VMFXX
Expense Ratio[1]	0.22%
7-Day SEC Yield	0.02%
Average Weighted
Maturity	49 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	15.6%
U.S. Government Agency Obligations	81.2
Repurchase Agreements	3.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for
Credit Quality.

1 The expense ratio shown is from the prospectus dated December 23, 2010, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2011, the annualized expense ratio was 0.22%.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2000, Through February 28, 2011

		Gov’t Money
		Market Funds
		Average
Fiscal Year	Total Returns	Total Returns
2001	5.41%	4.82%
2002	2.12	1.48
2003	1.11	0.64
2004	0.82	0.40
2005	2.26	1.73
2006	4.31	3.78
2007	5.17	4.58
2008	3.46	2.71
2009	1.06	0.43
2010	0.04	0.00
2011	0.01	0.00
7-day SEC yield (2/28/2011): 0.02%
Government Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2011, performance data reflect the six months ended February 28, 2011.

Average Annual Total Returns: Periods Ended December 31, 2010

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Federal Money Market Fund	7/13/1981	0.02%	2.55%	2.35%

See Financial Highlights for dividend information.

Federal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings.

The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (103.0%)
2	Fannie Mae Discount Notes	0.200%	3/1/11	75,000	75,000
2	Fannie Mae Discount Notes	0.200%	3/2/11	109,333	109,332
2	Fannie Mae Discount Notes	0.240%	3/9/11	15,000	14,999
2	Fannie Mae Discount Notes	0.240%	3/16/11	138,567	138,553
2	Fannie Mae Discount Notes	0.240%	3/23/11	30,000	29,996
2	Fannie Mae Discount Notes	0.250%	4/6/11	30,000	29,993
2	Fannie Mae Discount Notes	0.180%	4/13/11	120,000	119,974
2	Fannie Mae Discount Notes	0.185%	4/20/11	85,000	84,978
2	Fannie Mae Discount Notes	0.180%	4/27/11	125,000	124,964
2	Fannie Mae Discount Notes	0.230%	6/8/11	43,462	43,435
2	Fannie Mae Discount Notes	0.230%–0.240%	6/15/11	154,648	154,541
2	Fannie Mae Discount Notes	0.190%	6/20/11	75,000	74,956
2	Fannie Mae Discount Notes	0.250%	7/1/11	13,000	12,989
2	Fannie Mae Discount Notes	0.200%	7/8/11	6,800	6,795
2	Fannie Mae Discount Notes	0.190%	8/10/11	60,000	59,949
2	Fannie Mae Discount Notes	0.210%	8/17/11	4,000	3,996
2	Fannie Mae Discount Notes	0.200%	8/24/11	22,444	22,422
2	Federal Home Loan Bank Discount Notes	0.220%	3/2/11	41,567	41,567
2	Federal Home Loan Bank Discount Notes	0.190%	3/25/11	100,000	99,987
2	Federal Home Loan Bank Discount Notes	0.180%	4/15/11	320,000	319,928
2	Federal Home Loan Bank Discount Notes	0.190%	4/25/11	75,000	74,978
2	Federal Home Loan Bank Discount Notes	0.180%–0.185%	4/27/11	30,000	29,991
2	Federal Home Loan Bank Discount Notes	0.200%	5/4/11	70,000	69,975
2	Federal Home Loan Bank Discount Notes	0.210%	5/12/11	45,000	44,981
2	Federal Home Loan Bank Discount Notes	0.220%	5/25/11	155,250	155,169
2	Federal Home Loan Bank Discount Notes	0.240%	6/1/11	35,555	35,533
2	Federal Home Loan Bank Discount Notes	0.230%	6/17/11	45,000	44,969
2	Federal Home Loan Bank Discount Notes	0.190%	8/17/11	85,000	84,924
[2,3]	Federal Home Loan Banks	0.182%	5/13/11	165,000	164,993
[2,3]	Federal Home Loan Banks	0.167%	7/25/11	70,000	69,982
[2,3]	Federal Home Loan Banks	0.184%	9/9/11	24,000	23,994
[2,3]	Federal Home Loan Banks	0.212%	9/23/11	41,000	40,995
[2,3]	Federal Home Loan Banks	0.231%	1/9/12	150,000	149,958
[2,3]	Federal Home Loan Banks	0.232%	1/23/12	25,000	24,994
[2,3]	Federal Home Loan Banks	0.228%	2/3/12	100,000	99,972
[2,3]	Federal Home Loan Mortgage Corp.	0.353%	4/7/11	500,000	499,996

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
[2,3]	Federal Home Loan Mortgage Corp.	0.241%	8/5/11	95,000	94,996
[2,3]	Federal Home Loan Mortgage Corp.	0.225%	12/16/11	35,000	34,989
[2,3]	Federal Home Loan Mortgage Corp.	0.225%	2/16/12	75,000	74,971
[2,3]	Federal Home Loan Mortgage Corp.	0.201%	8/24/12	60,000	59,957
[2,3]	Federal National Mortgage Assn.	0.282%	8/23/12	150,000	150,023
[2,3]	Federal National Mortgage Assn.	0.294%	9/17/12	40,000	39,988
[2,3]	Federal National Mortgage Assn.	0.282%	11/23/12	70,000	69,963
2	Freddie Mac Discount Notes	0.240%	3/14/11	20,000	19,998
2	Freddie Mac Discount Notes	0.240%	3/21/11	70,371	70,362
2	Freddie Mac Discount Notes	0.180%	3/28/11	97,800	97,787
2	Freddie Mac Discount Notes	0.230%	4/18/11	10,000	9,997
2	Freddie Mac Discount Notes	0.230%	4/21/11	5,650	5,648
2	Freddie Mac Discount Notes	0.180%–0.185%	5/2/11	153,082	153,033
2	Freddie Mac Discount Notes	0.180%	5/9/11	150,000	149,948
2	Freddie Mac Discount Notes	0.230%	5/23/11	14,619	14,611
2	Freddie Mac Discount Notes	0.240%	5/31/11	50,000	49,970
2	Freddie Mac Discount Notes	0.230%	6/13/11	60,000	59,960
2	Freddie Mac Discount Notes	0.240%	6/22/11	38,460	38,431
2	Freddie Mac Discount Notes	0.240%	6/27/11	80,000	79,937
2	Freddie Mac Discount Notes	0.200%	7/12/11	4,654	4,651
2	Freddie Mac Discount Notes	0.200%	7/18/11	85,000	84,934
2	Freddie Mac Discount Notes	0.250%	7/25/11	20,000	19,980
2	Freddie Mac Discount Notes	0.210%	8/8/11	4,504	4,500
	United States Treasury Bill	0.190%	3/3/11	200,000	199,998
	United States Treasury Bill	0.180%	3/10/11	120,000	119,995
	United States Treasury Bill	0.190%	3/17/11	120,000	119,990
	United States Treasury Bill	0.181%	5/19/11	100,000	99,960
	United States Treasury Bill	0.196%	5/26/11	20,000	19,991
	United States Treasury Bill	0.145%–0.212%	6/2/11	310,000	309,876
	United States Treasury Bill	0.190%	6/16/11	10,000	9,994
Total U.S. Government and Agency Obligations (Cost $5,452,196)					5,452,196
Repurchase Agreements (3.4%)
	Barclays Capital Inc.
	(Dated 1/4/11, Repurchase Value
	$20,007,000, collateralized by Federal
	Home Loan Bank 0.750%, 12/21/11, and
	Federal Home Loan Mortgage Corp.
	0.875%, 10/28/13)	0.200%	3/4/11	20,000	20,000
	BNP Paribas Securities Corp.
	(Dated 2/28/11, Repurchase Value
	$6,252,000, collateralized by U.S. Treasury
	Note 0.500%–2.750%, 11/15/13–2/28/18)	0.170%	3/1/11	6,252	6,252
	BNP Paribas Securities Corp.
	(Dated 1/11/11, Repurchase Value
	$100,030,000, collateralized by U.S.
	Treasury Inflation Indexed Bond
	1.750%–2.375%, 1/15/25–1/15/28, and
	U.S. Treasury Inflation Indexed Note
	1.875%–3.000%, 7/15/12–7/15/19)	0.180%	3/7/11	100,000	100,000
	Deutsche Bank Securities, Inc.
	(Dated 1/11/11, Repurchase Value
	$50,015,000, collateralized by U.S.
	Treasury Inflation Indexed Note 1.375%,
	7/15/18, and U.S. Treasury Note 4.500%,
	11/30/11)	0.180%	3/7/11	50,000	50,000

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Societe Generale
(Dated 2/28/11, Repurchase Value
$5,000,000, collateralized by U.S. Treasury
Inflation Indexed Bond 2.000%, 1/15/26)	0.170%	3/1/11	5,000	5,000
Total Repurchase Agreements (Cost $181,252)				181,252
Total Investments (106.4%) (Cost $5,633,448)				5,633,448
Other Assets and Liabilities (-6.4%)
Other Assets				8,502
Liabilities				(344,921)
				(336,419)
Net Assets (100%)
Applicable to 5,296,422,996 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				5,297,029
Net Asset Value per Share				$1.00

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value				5,633,448
Receivables for Capital Shares Issued				3,212
Other Assets				5,290
Total Assets				5,641,950
Liabilities
Payables for Investment Securities Purchased				332,279
Payables for Capital Shares Redeemed				9,831
Other Liabilities				2,811
Total Liabilities				344,921
Net Assets				5,297,029

At February 28, 2011, net assets consisted of:
				Amount
				($000)
Paid-in-Capital				5,296,942
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				87
Net Assets				5,297,029

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2011
($000)
Investment Income
Income
Interest	6,727
Total Income	6,727
Expenses
The Vanguard Group—Note B
Investment Advisory Services	139
Management and Administrative	4,975
Marketing and Distribution	1,013
Custodian Fees	49
Shareholders’ Reports	22
Trustees’ Fees and Expenses	4
Total Expenses	6,202
Net Investment Income	525
Realized Net Gain (Loss) on Investment Securities Sold	24
Net Increase (Decrease) in Net Assets Resulting from Operations	549

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	525	3,190
Realized Net Gain (Loss)	24	63
Net Increase (Decrease) in Net Assets Resulting from Operations	549	3,253
Distributions
Net Investment Income	(525)	(3,190)
Realized Capital Gain	—	—
Total Distributions	(525)	(3,190)
Capital Share Transactions (at $1.00)
Issued	247,820	617,905
Issued in Lieu of Cash Distributions	512	3,094
Redeemed	(999,313)	(3,959,429)
Net Increase (Decrease) from Capital Share Transactions	(750,981)	(3,338,430)
Total Increase (Decrease)	(750,957)	(3,338,367)
Net Assets
Beginning of Period	6,047,986	9,386,353
End of Period	5,297,029	6,047,986

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding		Year Ended August 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0004	.011	.034	.051	.042
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.0004	.011	.034	.051	.042
Distributions
Dividends from Net Investment Income	(.0001)	(.0004)	(.011)	(.034)	(.051)	(.042)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.0004)	(.011)	(.034)	(.051)	(.042)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.04%	1.06%	3.46%	5.17%	4.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,297	$6,048	$9,386	$8,982	$7,672	$6,360
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.27%[2]	0.23%	0.24%	0.29%
Ratio of Net Investment Income to
Average Net Assets	0.02%	0.04%	1.03%	3.33%	5.05%	4.25%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 0.02% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund invests in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2007–2010), and for the period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $900,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.36% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Beginning in July 2009, Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

Federal Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2011, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Admiral Treasury Money Market Fund

Fund Profile
As of February 28, 2011

Financial Attributes
Ticker Symbol	VUSXX
Expense Ratio[1]	0.14%
7-Day SEC Yield	0.02%
Average Weighted
Maturity	55 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 23, 2010, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2011, the annualized expense ratio was 0.14%.

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2000, Through February 28, 2011
		iMoneyNet
		Average
Fiscal Year	Total Returns	Total Returns
2001	5.31%	4.73%
2002	2.15	1.58
2003	1.20	0.67
2004	0.91	0.39
2005	2.29	1.61
2006	4.22	3.54
2007	5.01	4.34
2008	3.08	2.08
2009	0.70	0.17
2010	0.03	0.00
2011	0.01	0.00

7-day SEC yield (2/28/2011): 0.02%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
Note: For 2011, performance data reflect the six months ended February 28, 2011.

Average Annual Total Returns: Periods Ended December 31, 2010

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Treasury Money Market
Fund	12/14/1992	0.01%	2.35%	2.27%

See Financial Highlights for dividend information.

Admiral Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings.

The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (106.8%)
United States Treasury Bill	0.175%	3/3/11	1,121,479	1,121,468
United States Treasury Bill	0.145%–0.150%	3/10/11	1,200,000	1,199,956
United States Treasury Bill	0.140%–0.145%	3/17/11	1,296,491	1,296,408
United States Treasury Bill	0.130%	3/24/11	1,219,000	1,218,899
United States Treasury Bill	0.180%	3/31/11	674,000	673,899
United States Treasury Bill	0.150%	4/7/11	1,357,000	1,356,791
United States Treasury Bill	0.150%–0.165%	4/14/11	600,000	599,882
United States Treasury Bill	0.155%–0.170%	4/21/11	1,025,000	1,024,769
United States Treasury Bill	0.155%–0.170%	4/28/11	1,024,000	1,023,733
United States Treasury Bill	0.150%–0.155%	5/5/11	1,416,500	1,416,113
United States Treasury Bill	0.150%	5/12/11	1,295,000	1,294,611
United States Treasury Bill	0.130%	5/19/11	1,371,000	1,370,609
United States Treasury Bill	0.110%	5/26/11	1,447,255	1,446,875
United States Treasury Bill	0.145%	6/2/11	1,321,000	1,320,516
United States Treasury Bill	0.225%	6/30/11	350,000	349,735
United States Treasury Bill	0.180%	7/14/11	573,000	572,613
United States Treasury Bill	0.185%	7/21/11	450,000	449,672
United States Treasury Bill	0.180%	7/28/11	224,000	223,833
Total U.S. Government and Agency Obligations (Cost $17,960,382)				17,960,382
Total Investments (106.8%) (Cost $17,960,382)				17,960,382
Other Assets and Liabilities (-6.8%)
Other Assets				212,927
Liabilities				(1,350,314)
				(1,137,387)
Net Assets (100%)
Applicable to 16,819,927,035 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				16,822,995
Net Asset Value per Share				$1.00

Admiral Treasury Money Market Fund

Market
Value
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	17,960,382
Receivables for Investment Securities Sold	199,992
Receivables for Capital Shares Issued	6,152
Other Assets	6,783
Total Assets	18,173,309
Liabilities
Payables for Investment Securities Purchased	1,320,516
Payables for Capital Shares Redeemed	21,632
Other Liabilities	8,166
Total Liabilities	1,350,314
Net Assets	16,822,995

At February 28, 2011, net assets consisted of:
Amount
($000)
Paid-in-Capital	16,822,979
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	16
Net Assets	16,822,995

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2011
($000)
Investment Income
Income
Interest	13,645
Total Income	13,645
Expenses
The Vanguard Group—Note B
Investment Advisory Services	431
Management and Administrative	9,225
Marketing and Distribution	2,601
Custodian Fees	135
Shareholders’ Reports	33
Trustees’ Fees and Expenses	11
Total Expenses	12,436
Net Investment Income	1,209
Realized Net Gain (Loss) on Investment Securities Sold	(17)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,192

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,209	6,087
Realized Net Gain (Loss)	(17)	33
Net Increase (Decrease) in Net Assets Resulting from Operations	1,192	6,120
Distributions
Net Investment Income	(1,209)	(6,087)
Realized Capital Gain	—	—
Total Distributions	(1,209)	(6,087)
Capital Share Transactions (at $1.00)
Issued	485,942	1,061,537
Issued in Lieu of Cash Distributions	1,172	5,859
Redeemed	(2,390,500)	(7,775,844)
Net Increase (Decrease) from Capital Share Transactions	(1,903,386)	(6,708,448)
Total Increase (Decrease)	(1,903,403)	(6,708,415)
Net Assets
Beginning of Period	18,726,398	25,434,813
End of Period	16,822,995	18,726,398

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0003	.007	.030	.049	.041
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.0003	.007	.030	.049	.041
Distributions
Dividends from Net Investment Income	(.0001)	(.0003)	(.007)	(.030)	(.049)	(.041)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.0003)	(.007)	(.030)	(.049)	(.041)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.03%	0.70%	3.08%	5.02%	4.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,823	$18,726	$25,435	$23,289	$20,064	$15,982
Ratio of Total Expenses to
Average Net Assets	0.14%	0.14%	0.15%[2]	0.10%	0.10%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.03%	0.74%	2.98%	4.90%	4.15%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2007–2010), and for the period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $2,850,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Beginning in July 2009, Vanguard and the board of trustees agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2011, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus (the fee does not apply to the Prime Money Market Fund’s Institutional Shares or the Admiral Treasury Money Market Fund). If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2010	2/28/2011	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,000.36	$1.14
Institutional Shares	1,000.00	1,001.04	0.45
Federal Money Market Fund	$1,000.00	$1,000.09	$1.09
Admiral Treasury Money Market Fund	$1,000.00	$1,000.07	$0.69
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
Institutional Shares	1,000.00	1,024.35	0.45
Federal Money Market Fund	$1,000.00	$1,023.70	$1.10
Admiral Treasury Money Market Fund	$1,000.00	$1,024.10	$0.70

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Prime Money Market Fund, 0.23% for Investor Shares and 0.09% for Institutional Shares; for the Federal Money Market
Fund, 0.22%; and for the Admiral Treasury Money Market Fund, 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

SEC Yields. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Credit Quality. The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard money market funds, the Distribution by Credit Quality table was revised to include tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and that is rated in the highest category for short-term debt obligations by nationally recognized statistical rating organizations. An unrated security is considered to be First Tier if it represents quality comparable to that of a rated security, as determined in accordance with the SEC rule. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001. [2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	Chairman Emeritus and Senior Advisor
Business Administration at Dartmouth College.
John J. Brennan
Chairman, 1996–2009
Executive Officers	Chief Executive Officer and President, 1996–2008

Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of	John C. Bogle
the investment companies served by The Vanguard	Chairman and Chief Executive Officer, 1974–1996
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q302 042011

Vanguard S&P Mid-Cap 400 Index Funds
Semiannual Report

February 28, 2011

Vanguard S&P Mid-Cap 400 Index Fund
Vanguard S&P Mid-Cap 400 Value Index Fund
Vanguard S&P Mid-Cap 400 Growth Index Fund

> The Vanguard S&P Mid-Cap 400 Index Funds made their debut in a period of stock market strength, delivering double-digit returns since their inception.

> All three funds closely tracked the returns of their benchmark indexes.

> Information technology, energy, and industrial stocks were especially strong performers.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
S&P Mid-Cap 400 Index Fund	6
S&P Mid-Cap 400 Value Index Fund	18
S&P Mid-Cap 400 Growth Index Fund	30
Trustees Approve Advisory Arrangement	41
Glossary	42

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
Cover photograph: Jean Maher.

Your Fund’s Total Returns

Period Ended February 28, 2011
	Ticker	Total Returns
	Symbol	Since Inception
Vanguard S&P Mid-Cap 400 Index Fund
ETF Shares (Inception: 9/7/2010)	IVOO
Market Price		28.76%
Net Asset Value		28.75
S&P MidCap 400 Index		28.84
Mid-Cap Core Funds Average[1]		27.59

Vanguard S&P Mid-Cap 400 Value Index Fund
Institutional Shares (Inception: 11/2/2010)	VMFVX	15.42%
ETF Shares (Inception: 9/7/2010)	IVOV
Market Price		26.49
Net Asset Value		26.82
S&P MidCap 400 Value Index		26.96
Mid-Cap Value Funds Average[1]		26.01

Vanguard S&P Mid-Cap 400 Growth Index Fund
ETF Shares (Inception: 9/7/2010)	IVOG
Market Price		30.61%
Net Asset Value		30.55
S&P MidCap 400 Growth Index		30.64
Mid-Cap Growth Funds Average[1]		29.17

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.
The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides
ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.
1 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

In the brief period since their September 2010 inception, the Vanguard S&P Mid-Cap 400 Index Funds produced exceptional returns, benefiting from the broad-based rally among medium-sized stocks.

The returns of the funds’ ETF Shares ranged from 26.82% for Vanguard S&P Mid-Cap 400 Value Index Fund to 30.55% for Vanguard S&P Mid-Cap 400 Growth Index Fund. (Returns are based on changes in the funds’ net asset values, adjusted to account for dividend distributions during the period.) Vanguard S&P Mid-Cap 400 Index Fund, a blend of the Growth and Value Funds, returned 28.75%. After the launch of the ETF Shares for all three funds, the S&P Mid-Cap 400 Value Index Fund introduced Institutional Shares.

The new S&P Mid-Cap 400 Index Funds mark an extension of Vanguard’s equity indexing franchise, which now includes suites of broad-market portfolios benchmarked to the Russell, Standard & Poor’s, and MSCI indexes. Our research indicates that correlation among the returns of the indexes from all three providers is very high. We would expect limited differences in long-term performance from one provider’s index to another.

2

This report begins with a look at the investment environment throughout the full six months of the new funds’ fiscal half-year and then reviews the drivers of fund performance during their briefer period of operation.

A fretful start, an optimistic finish for global stock markets

Stock markets rallied from their midsummer malaise to produce exceptional returns for the six months ended February 28. At the start of the period, the U.S. economy seemed in danger of tipping back into recession. By the end, hopes were high that it had reached escape velocity, propelled by steady job growth and notable strength in the manufacturing sector. Smaller stocks, which are especially sensitive to the rhythms of the business cycle, produced the highest six-month returns.

In Europe, investor optimism subdued sovereign-debt jitters, driving stock prices higher. Developed markets in the Pacific region perked up on signs of recovery in global trade. Australian stocks posted especially strong returns, benefiting from a surge in the prices of metals and other natural resources. Emerging stock markets trailed a few steps behind their developed-market counterparts. Most major currencies appreciated relative to the U.S. dollar, enhancing returns from abroad for U.S.-based investors.

Market Barometer
	Total Returns
	Periods Ended February 28, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	28.65%	23.54%	3.17%
Russell 2000 Index (Small-caps)	37.55	32.60	3.80
Dow Jones U.S. Total Stock Market Index	29.24	24.45	3.59
MSCI All Country World Index ex USA (International)	22.16	21.12	4.23

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	–0.83%	4.93%	5.80%
Barclays Capital Municipal Bond Index
(Broad tax-exempt market)	–3.51	1.72	4.07
Citigroup Three-Month Treasury Bill Index	0.06	0.14	2.16

CPI
Consumer Price Index	1.37%	2.11%	2.18%

3

Interest rates rose, depressing bond prices

U.S. interest rates hovered near generational lows early in the period, but then moved higher, putting pressure on bond prices. For the six-month period, the broad taxable bond market produced a small negative return. The municipal bond market did worse. Corporate bonds outperformed government debt, as investors stretched for yield beyond government securities, where rates remained low by historical standards.

As it has since December 2008, the Federal Reserve held its target for short-term interest rates near 0%. This stance kept the returns available from money market instruments, such as the 3-month Treasury bill, in the same neighborhood.

Funds debuted amid stock market strength

During their first few months of operation, the Vanguard S&P Mid-Cap 400 Index Funds benefited from general strength among midsized stocks. Information technology stocks were among the best performers, rallying on both consumer enthusiasm for platforms such as tablets and smart phones and signs that business investment is set to pick up. The strength of tech stocks helped all three funds but made an especially big contribution to Vanguard S&P Mid-Cap 400 Growth Index Fund. At the end of the period, tech stocks accounted for almost 24% of fund assets.

Energy stocks delivered exceptional returns, reflecting rising oil prices and a gradual clearing of the clouds that have hung over energy stocks since the Gulf oil spill. The sector made significant contributions to all three funds. Industrials were another source of strength, particularly in Vanguard S&P Mid-Cap 400 Value Index Fund. Machinery makers and transportation companies performed well as activity on factory floors began to pick up.

Weak spots were conspicuous by their absence. Utilities and telecommunication stocks produced some of the weakest returns, but that generally meant absolute returns in the double digits.

All three funds succeeded in capturing most of the returns of their target indexes. Fund returns were within 14 basis points (0.14 percentage point) of the index results, a shortfall consistent with the costs of managing a real-world portfolio. Such performance is a tribute to Vanguard Quantitative Equity Group, the funds’ advisor, which has spent more than 35 years developing and refining index-fund management strategies. The funds’ low costs are an important ally in the advisor’s effort to capture the index return.

4

Solid building blocks for a long-term portfolio

It would be wonderful if the exceptional returns produced during the funds’ first few months could be expected to continue forever. The stock market doesn’t work that way, however. Returns are volatile, with periods of strength often followed by stretches of weakness. And, as we have seen in recent weeks, unpredictable events such as those in the Middle East, North Africa, and Japan can disrupt market trends. That’s why we counsel investors to develop allocations to stock, bond, and money market funds in proportions consistent with their goals and ability to withstand the stock market’s occasionally sharp declines.

The new Vanguard S&P Mid-Cap 400 Index Funds can be powerful building blocks in such a portfolio. They provide comprehensive, low-cost exposure to the U.S. stock market’s midsized companies.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 14, 2011

Your Fund’s Performance at a Glance
Inception Through February 28, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
Share Price		Share Price	Dividends	Gains
Vanguard S&P Mid-Cap 400 Index Fund
ETF Shares (Inception: 9/7/2010)	$49.95	$64.12	$0.180	$0.000
Vanguard S&P Mid-Cap 400 Value Index Fund
Institutional Shares (Inception: 11/2/2010)	$109.35	$125.65	$0.529	$0.000
ETF Shares (Inception: 9/7/2010)	49.86	62.96	0.256	0.000
Vanguard S&P Mid-Cap 400 Growth Index Fund
ETF Shares (Inception: 9/7/2010)	$50.04	$65.22	$0.100	$0.000

5

S&P Mid-Cap 400 Index Fund

Fund Profile
As of February 28, 2011

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	400	400	3,845
Median Market Cap	$3.6B	$3.6B	$31.4B
Price/Earnings Ratio	23.0x	23.0x	17.9x
Price/Book Ratio	2.2x	2.2x	2.3x
Yield[3]	1.1%	1.3%	1.6%
Return on Equity	14.0%	14.0%	19.2%
Earnings Growth Rate	3.6%	3.6%	5.4%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	12%	—	—
Expense Ratio[5]
ETF Shares	0.15%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	14.1%	14.1%	11.8%
Consumer Staples	3.6	3.6	9.1
Energy	6.6	6.6	11.6
Financials	20.0	20.0	16.6
Health Care	11.4	11.4	10.5
Industrials	15.0	15.0	11.4
Information Technology	16.2	16.2	18.9
Materials	6.7	6.7	4.5
Telecommunication
Services	0.5	0.5	2.5
Utilities	5.9	5.9	3.1

Ten Largest Holdings[6] (% of total net assets)

Cimarex Energy Co.	Oil & Gas Exploration
	& Production	0.8%
Edwards Lifesciences	Health Care
Corp.	Equipment	0.8
Vertex Pharmaceuticals
Inc.	Biotechnology	0.8
BorgWarner Inc.	Auto Parts
	& Equipment	0.7
New York Community	Thrifts & Mortgage
Bancorp Inc.	Finance	0.7
Chipotle Mexican
Grill Inc. Class A	Restaurants	0.6
Bucyrus International Inc.	Construction
Class A	& Farm Machinery
	& Heavy Trucks	0.6
Pride International Inc.	Oil & Gas Drilling	0.6
Lubrizol Corp.	Specialty Chemicals	0.6
Lam Research Corp.	Semiconductor
	Equipment	0.6
Top Ten		6.8%

Investment Focus

1 S&P MidCap 400 Index.
2 Dow Jones U.S. Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 Annualized.
5 The expense ratio shown is from the prospectus dated September 7, 2010, and represents estimated costs for the current fiscal year. For the period ended February 28, 2011, the annualized expense ratio was 0.15%.
6 The holdings listed exclude any temporary cash investments and equity index products.

6

S&P Mid-Cap 400 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): September 7, 2010, Through February 28, 2011

Total Returns: Period Ended December 31, 2010

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

		Since
	Inception Date	Inception
ETF Shares	9/7/2010
Market Price		21.44%
Net Asset Value		20.64

S&P Mid-Cap 400 Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
	Shares		($000)
Common Stocks (100.0%)
Consumer Discretionary (14.1%)
*	BorgWarner Inc.	1,240	96
*	Chipotle Mexican Grill Inc.
	Class A	336	82
*	Dollar Tree Inc.	1,358	68
	Advance Auto Parts Inc.	912	57
	PetSmart Inc.	1,276	52
	Gentex Corp.	1,529	46
*	NVR Inc.	62	45
	Phillips-Van Heusen Corp.	725	44
*	Fossil Inc.	557	43
	Williams-Sonoma Inc.	1,152	42
	Tractor Supply Co.	794	41
*	Panera Bread Co. Class A	333	39
*	LKQ Corp.	1,569	37
*	Deckers Outdoor Corp.	418	37
	Tupperware Brands Corp.	684	37
	Sotheby’s	734	36
*	Dick’s Sporting Goods Inc.	963	36
*	Mohawk Industries Inc.	614	36
*	Toll Brothers Inc.	1,583	34
	Foot Locker Inc.	1,689	34
	American Eagle Outfitters Inc.	2,135	33
	Guess? Inc.	692	31
*	J Crew Group Inc.	697	30
	Service Corp. International	2,652	29
*	Warnaco Group Inc.	487	29
	Polaris Industries Inc.	369	28
*	Hanesbrands Inc.	1,049	27
	Chico’s FAS Inc.	1,927	26
*	Aeropostale Inc.	1,011	26
*	Under Armour Inc. Class A	385	25
*	WMS Industries Inc.	626	25
*	Lamar Advertising Co. Class A	627	24
	John Wiley & Sons Inc. Class A	503	24
*	Ascena Retail Group Inc.	760	24
	Brinker International Inc.	998	24
	Rent-A-Center Inc.	696	23

*	Bally Technologies Inc.	589	23
*	DreamWorks Animation
	SKG Inc. Class A	786	22
*	Saks Inc.	1,771	22
*	ITT Educational Services Inc.	284	22
	Strayer Education Inc.	147	20
	Aaron’s Inc.	805	19
*	Cheesecake Factory Inc.	643	19
*	Life Time Fitness Inc.	454	17
*	Career Education Corp.	710	17
	Wendy’s/Arby’s Group Inc.
	Class A	3,559	17
*	Office Depot Inc.	3,006	16
*	Collective Brands Inc.	695	16
*	Timberland Co. Class A	423	16
	Thor Industries Inc.	457	15
*	AnnTaylor Stores Corp.	628	15
	Meredith Corp.	395	14
*	New York Times Co. Class A	1,282	13
	Matthews International Corp.
	Class A	322	12
	Regis Corp.	618	11
	MDC Holdings Inc.	406	11
	KB Home	786	10
	Bob Evans Farms Inc.	326	10
*	Eastman Kodak Co.	2,917	10
	American Greetings Corp.
	Class A	428	9
	International Speedway Corp.
	Class A	320	9
	Scholastic Corp.	268	8
*	99 Cents Only Stores	500	8
	Ryland Group Inc.	476	8
*	Boyd Gaming Corp.	598	6
*	Scientific Games Corp. Class A	676	6
	Barnes & Noble Inc.	424	6
	Harte-Hanks Inc.	414	5
			1,802

8

S&P Mid-Cap 400 Index Fund

			Market
			Value•
		Shares	($000)
Consumer Staples (3.6%)
	Church & Dwight Co. Inc.	775	58
*	Green Mountain Coffee
	Roasters Inc.	1,266	52
*	Energizer Holdings Inc.	768	51
*	Hansen Natural Corp.	752	43
*	Smithfield Foods Inc.	1,811	42
	Corn Products International
	Inc.	823	40
*	Ralcorp Holdings Inc.	600	39
	Alberto-Culver Co. Class B	937	35
*	BJ’s Wholesale Club Inc.	595	29
	Flowers Foods Inc.	822	22
	Ruddick Corp.	465	17
	Lancaster Colony Corp.	208	12
	Universal Corp.	257	11
	Tootsie Roll Industries Inc.	261	7
			458
Energy (6.6%)
	Cimarex Energy Co.	921	107
*	Pride International Inc.	1,907	79
*	Plains Exploration
	& Production Co.	1,525	60
	Arch Coal Inc.	1,763	59
	SM Energy Co.	685	50
*	Oceaneering International Inc.	588	49
	Patterson-UTI Energy Inc.	1,677	46
*	Forest Oil Corp.	1,230	44
	Southern Union Co.	1,358	39
	Tidewater Inc.	557	35
*	Superior Energy Services Inc.	862	33
*	Frontier Oil Corp.	1,157	32
*	Dril-Quip Inc.	372	28
*	Atwood Oceanics Inc.	606	27
*	Unit Corp.	431	26
*	Patriot Coal Corp.	986	23
*	Bill Barrett Corp.	511	20
*	Quicksilver Resources Inc.	1,273	20
*	Northern Oil and Gas Inc.	564	18
*	Helix Energy Solutions Group
	Inc.	1,132	17
*	Exterran Holdings Inc.	701	16
*	Comstock Resources Inc.	508	13
	Overseas Shipholding Group
	Inc.	288	10
			851
Financials (20.0%)
	New York Community
	Bancorp Inc.	4,754	89
	Macerich Co.	1,411	71
	AMB Property Corp.	1,827	66
	SL Green Realty Corp.	856	65
*	Affiliated Managers Group Inc.	561	60

	Nationwide Health Properties
	Inc.	1,378	59
	Federal Realty Investment
	Trust	668	56
	Rayonier Inc.	877	54
	Everest Re Group Ltd.	593	53
	UDR Inc.	1,994	48
	Reinsurance Group
	of America Inc. Class A	798	48
	Alexandria Real Estate
	Equities Inc.	600	48
*	MSCI Inc. Class A	1,295	46
	Realty Income Corp.	1,274	46
	Jones Lang LaSalle Inc.	463	46
	Camden Property Trust	745	44
	Essex Property Trust Inc.	341	42
	Liberty Property Trust	1,243	42
	Raymond James Financial Inc.	1,089	42
	Eaton Vance Corp.	1,291	40
	Regency Centers Corp.	893	40
	HCC Insurance Holdings Inc.	1,257	39
	Cullen/Frost Bankers Inc.	663	39
	WR Berkley Corp.	1,290	39
	Duke Realty Corp.	2,731	38
	Waddell & Reed Financial Inc.
	Class A	931	38
	Senior Housing Properties
	Trust	1,527	37
	East West Bancorp Inc.	1,606	37
	Arthur J Gallagher & Co.	1,162	36
	SEI Investments Co.	1,583	36
	Transatlantic Holdings Inc.	685	35
	Old Republic International
	Corp.	2,761	35
	Fidelity National Financial Inc.
	Class A	2,480	34
	Weingarten Realty Investors	1,314	34
	Commerce Bancshares Inc.	845	34
	Brown & Brown Inc.	1,274	33
	First Niagara Financial Group
	Inc.	2,285	33
	BRE Properties Inc.	693	33
	Taubman Centers Inc.	591	33
	Jefferies Group Inc.	1,343	32
	Mack-Cali Realty Corp.	930	32
	Hospitality Properties Trust	1,350	31
	City National Corp.	503	30
	American Financial Group Inc.	853	30
	Associated Banc-Corp	1,897	27
	Protective Life Corp.	939	27
	Apollo Investment Corp.	2,133	26
	Highwoods Properties Inc.	777	26
	Corporate Office Properties
	Trust	729	26

9

S&P Mid-Cap 400 Index Fund

			Market
			Value•
	Shares		($000)
	Omega Healthcare Investors
	Inc.	1,069	26
	Bank of Hawaii Corp.	529	25
*	SVB Financial Group	460	25
	Aspen Insurance Holdings Ltd.	830	25
	Valley National Bancorp	1,770	24
	Fulton Financial Corp.	2,158	23
	StanCorp Financial Group Inc.	502	23
	Hanover Insurance Group Inc.	488	23
	TCF Financial Corp.	1,379	22
	Washington Federal Inc.	1,239	22
	Synovus Financial Corp.	8,518	22
	Prosperity Bancshares Inc.	506	21
	FirstMerit Corp.	1,197	20
	Greenhill & Co. Inc.	272	20
	Webster Financial Corp.	801	19
	First American Financial Corp.	1,131	18
	NewAlliance Bancshares Inc.	1,136	18
	Potlatch Corp.	430	17
	Westamerica Bancorporation	314	16
	Mercury General Corp.	383	16
	Unitrin Inc.	536	16
	Cathay General Bancorp	844	15
	Trustmark Corp.	612	14
	BancorpSouth Inc.	790	13
	Astoria Financial Corp.	884	12
	International Bancshares Corp.	590	11
	Equity One Inc.	501	10
	Cousins Properties Inc.	1,105	9
	PacWest Bancorp	336	7
			2,567
Health Care (11.4%)
*	Edwards Lifesciences Corp.	1,240	105
*	Vertex Pharmaceuticals Inc.	2,215	103
*	Henry Schein Inc.	1,003	69
	Perrigo Co.	903	69
	Beckman Coulter Inc.	752	63
*	Mettler-Toledo International
	Inc.	356	61
*	Hologic Inc.	2,830	57
*	ResMed Inc.	1,640	52
	Universal Health Services Inc.
	Class B	1,061	49
*	IDEXX Laboratories Inc.	624	48
*	Endo Pharmaceuticals
	Holdings Inc.	1,252	44
*	Allscripts Healthcare
	Solutions Inc.	2,029	43
*	Community Health
	Systems Inc.	1,004	41
*	Covance Inc.	707	40
*	United Therapeutics Corp.	543	37
	Omnicare Inc.	1,257	36
	Pharmaceutical Product
	Development Inc.	1,296	36

*	Mednax Inc.	518	34
*	Kinetic Concepts Inc.	684	33
*	Gen-Probe Inc.	523	33
	Lincare Holdings Inc.	1,067	31
*	Health Net Inc.	1,036	30
	Techne Corp.	402	29
*	Health Management
	Associates Inc. Class A	2,752	28
	Hill-Rom Holdings Inc.	684	26
	Teleflex Inc.	438	26
*	Bio-Rad Laboratories Inc.
	Class A	210	24
*	VCA Antech Inc.	934	23
*	Charles River Laboratories
	International Inc.	627	23
*	LifePoint Hospitals Inc.	572	22
	STERIS Corp.	641	22
	Owens & Minor Inc.	687	21
	Medicis Pharmaceutical Corp.
	Class A	655	21
	Masimo Corp.	639	19
*	Thoratec Corp.	637	18
*	WellCare Health Plans Inc.	470	18
*	Immucor Inc.	752	15
*	Kindred Healthcare Inc.	424	11
			1,460
Industrials (15.0%)
	Bucyrus International Inc.
	Class A	884	80
	AMETEK Inc.	1,736	73
*	Kansas City Southern	1,113	60
	Manpower Inc.	884	56
*	AGCO Corp.	1,014	55
	KBR Inc.	1,637	54
	Donaldson Co. Inc.	829	47
	Hubbell Inc. Class B	655	44
	SPX Corp.	547	44
	Timken Co.	875	43
	Gardner Denver Inc.	571	42
*	URS Corp.	897	42
	JB Hunt Transport Services
	Inc.	964	40
	Nordson Corp.	368	40
*	Terex Corp.	1,187	40
	Pentair Inc.	1,077	40
*	BE Aerospace Inc.	1,117	38
*	Aecom Technology Corp.	1,286	37
	IDEX Corp.	892	37
*	Shaw Group Inc.	925	37
	Waste Connections Inc.	1,249	36
*	Oshkosh Corp.	987	35
	Kennametal Inc.	897	34
	Lincoln Electric Holdings Inc.	458	33
*	Kirby Corp.	580	32
*	Thomas & Betts Corp.	562	31

10

S&P Mid-Cap 400 Index Fund

			Market
			Value•
	Shares		($000)
	MSC Industrial Direct Co.
	Class A	488	31
	Regal-Beloit Corp.	419	31
*	Corrections Corp. of America	1,205	30
	Harsco Corp.	873	30
	Wabtec Corp.	520	29
	Towers Watson & Co. Class A	491	29
	Carlisle Cos. Inc.	666	29
	Trinity Industries Inc.	873	27
*	Copart Inc.	646	27
	Acuity Brands Inc.	467	26
	Graco Inc.	648	26
	Alliant Techsystems Inc.	363	26
	Valmont Industries Inc.	235	24
	Landstar System Inc.	534	24
*	Alaska Air Group Inc.	399	24
	Crane Co.	500	24
	Lennox International Inc.	487	24
*	Clean Harbors Inc.	252	23
	Woodward Inc.	642	21
*	United Rentals Inc.	667	21
	Con-way Inc.	602	20
	Watsco Inc.	302	19
	Alexander & Baldwin Inc.	444	19
	GATX Corp.	499	17
*	FTI Consulting Inc.	502	17
	Herman Miller Inc.	614	16
	Brink’s Co.	508	16
	HNI Corp.	484	15
	Corporate Executive Board Co.	368	15
	Deluxe Corp.	552	14
	Rollins Inc.	680	13
*	JetBlue Airways Corp.	2,162	12
	Mine Safety Appliances Co.	330	12
*	Korn/Ferry International	497	11
	Werner Enterprises Inc.	476	11
*	AirTran Holdings Inc.	1,456	11
	Granite Construction Inc.	365	10
			1,924
Information Technology (16.2%)
*	Lam Research Corp.	1,343	74
*	Atmel Corp.	4,972	73
*	Skyworks Solutions Inc.	1,996	72
*	Rovi Corp.	1,209	67
*	Riverbed Technology Inc.	1,596	66
*	Trimble Navigation Ltd.	1,308	64
*	Cree Inc.	1,176	62
*	Avnet Inc.	1,649	56
*	ANSYS Inc.	987	56
	Factset Research Systems
	Inc.	503	53
*	Arrow Electronics Inc.	1,256	49
*	Informatica Corp.	1,018	48
*	TIBCO Software Inc.	1,826	45
*	Synopsys Inc.	1,621	45

*	Polycom Inc.	930	44
*	Alliance Data Systems Corp.	564	44
*	Equinix Inc.	501	43
*	MICROS Systems Inc.	878	42
	Global Payments Inc.	870	42
	Solera Holdings Inc.	765	39
*	Rackspace Hosting Inc.	1,055	39
*	Cypress Semiconductor Corp.	1,815	38
*	Gartner Inc.	927	35
*	Ingram Micro Inc.	1,713	34
	Lender Processing Services
	Inc.	990	34
*	NCR Corp.	1,727	33
*	Vishay Intertechnology Inc.	1,809	32
	ADTRAN Inc.	690	31
	Broadridge Financial Solutions
	Inc.	1,356	31
*	Parametric Technology Corp.	1,281	30
	Jack Henry & Associates Inc.	937	30
	National Instruments Corp.	954	30
*	Cadence Design Systems Inc.	2,916	29
*	Ciena Corp.	1,023	28
*	Concur Technologies Inc.	495	26
	Diebold Inc.	723	25
*	Tech Data Corp.	509	25
*	Itron Inc.	438	25
*	AOL Inc.	1,171	24
*	International Rectifier Corp.	754	24
*	Fairchild Semiconductor
	International Inc. Class A	1,341	24
*	Zebra Technologies Corp.	620	23
*	RF Micro Devices Inc.	2,999	23
*	Silicon Laboratories Inc.	474	22
*	CoreLogic Inc.	1,145	21
*	QLogic Corp.	1,144	21
*	NeuStar Inc. Class A	800	20
	DST Systems Inc.	386	20
*	Mentor Graphics Corp.	1,207	19
*	Convergys Corp.	1,320	19
	Plantronics Inc.	516	18
	Intersil Corp. Class A	1,375	18
*	Quest Software Inc.	656	18
*	Semtech Corp.	691	16
*	Acxiom Corp.	861	15
*	Digital River Inc.	428	14
*	Integrated Device Technology
	Inc.	1,697	13
*	ValueClick Inc.	872	13
*	SRA International Inc. Class A	462	13
	Fair Isaac Corp.	438	12
*	ACI Worldwide Inc.	362	11
*	Mantech International Corp.
	Class A	242	10
*	Advent Software Inc.	341	10
			2,080

11

S&P Mid-Cap 400 Index Fund

			Market
			Value•
	Shares		($000)
Materials (6.7%)
	Lubrizol Corp.	712	77
	Albemarle Corp.	997	57
	Ashland Inc.	860	48
	Reliance Steel
	& Aluminum Co.	812	45
	Martin Marietta Materials Inc.	496	44
	Steel Dynamics Inc.	2,366	44
	Valspar Corp.	1,074	41
	Sonoco Products Co.	1,126	41
	Aptargroup Inc.	728	35
	Compass Minerals
	International Inc.	355	33
	RPM International Inc.	1,398	32
	Packaging Corp. of America	1,112	32
	Cabot Corp.	714	31
	Cytec Industries Inc.	540	31
	Rock-Tenn Co. Class A	422	29
	Scotts Miracle-Gro Co. Class A	501	28
	Temple-Inland Inc.	1,178	28
	Greif Inc. Class A	336	22
	Commercial Metals Co.	1,240	21
	Carpenter Technology Corp.	485	20
	Silgan Holdings Inc.	544	20
*	Intrepid Potash Inc.	480	18
	Sensient Technologies Corp.	539	18
	Olin Corp.	879	16
*	Louisiana-Pacific Corp.	1,445	15
	NewMarket Corp.	107	14
	Minerals Technologies Inc.	200	13
	Worthington Industries Inc.	605	12
			865
Telecommunication Services (0.5%)
	Telephone & Data Systems
	Inc.	996	33
*	tw telecom inc Class A	1,641	31
			64
Utilities (5.9%)
	National Fuel Gas Co.	895	65
	OGE Energy Corp.	1,063	51
	NSTAR	1,125	51
	Energen Corp.	784	48
	Alliant Energy Corp.	1,209	48
	MDU Resources Group Inc.	2,053	44
	UGI Corp.	1,197	38
	NV Energy Inc.	2,565	38

Questar Corp.	1,911	34
DPL Inc.	1,299	34
Aqua America Inc.	1,500	34
Atmos Energy Corp.	985	33
AGL Resources Inc.	853	32
Westar Energy Inc.	1,214	32
Great Plains Energy Inc.	1,486	28
Hawaiian Electric Industries
Inc.	1,032	25
Vectren Corp.	896	24
Cleco Corp.	670	22
WGL Holdings Inc.	560	21
IDACORP Inc.	536	20
Black Hills Corp.	422	13
PNM Resources Inc.	932	12
* Dynegy Inc. Class A	1,097	6
		753
Total Common Stocks
(Cost $11,341)		12,824
Total Investments (100.0%)
(Cost $11,341)		12,824
Other Assets and Liabilities (0.0%)
Other Assets		122
Liabilities		(122)
		—
Net Assets (100%)
Applicable to 200,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		12,824
Net Asset Value Per Share—ETF Shares		$64.12

At February 28, 2011, net assets consisted of:
		Amount
		($000)
Paid-in Capital		11,286
Undistributed Net Investment Income		17
Accumulated Net Realized Gains		38
Unrealized Appreciation (Depreciation)		1,483
Net Assets		12,824

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
See accompanying Notes, which are an integral part of the Financial Statements.

12

S&P Mid-Cap 400 Index Fund

Statement of Operations

September 7, 2010[1] to
February 28, 2011
($000)
Investment Income
Income
Dividends	49
Total Income	49
Expenses
The Vanguard Group—Note B
Management and Administrative	3
Custodian Fees	2
Total Expenses	5
Net Investment Income	44
Realized Net Gain (Loss) on Investment Securities Sold	80
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,483
Net Increase (Decrease) in Net Assets Resulting from Operations	1,607
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

13

S&P Mid-Cap 400 Index Fund

Statement of Changes in Net Assets

September 7, 2010[1] to
February 28, 2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	44
Realized Net Gain (Loss)	80
Change in Unrealized Appreciation (Depreciation)	1,483
Net Increase (Decrease) in Net Assets Resulting from Operations	1,607
Distributions
Net Investment Income
Institutional Shares	—
ETF Shares	(27)
Realized Capital Gain
Institutional Shares	—
ETF Shares	—
Total Distributions	(27)
Capital Share Transactions
Institutional Shares	(2)
ETF Shares	11,246
Net Increase (Decrease) from Capital Share Transactions	11,244
Total Increase (Decrease)	12,824
Net Assets
Beginning of Period	—
End of Period[2]	12,824
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $17,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

S&P Mid-Cap 400 Index Fund

Financial Highlights

ETF Shares
September 7, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$49.95
Investment Operations
Net Investment Income	.264
Net Realized and Unrealized Gain (Loss) on Investments	14.086
Total from Investment Operations	14.350
Distributions
Dividends from Net Investment Income	(.180)
Distributions from Realized Capital Gains	—
Total Distributions	(.180)
Net Asset Value, End of Period	$64.12

Total Return	28.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13
Ratio of Total Expenses to Average Net Assets	0.15%
Ratio of Net Investment Income to Average Net Assets	1.26%
Portfolio Turnover Rate[2]	12%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

S&P Mid-Cap 400 Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on December 15, 2010. On December 17, 2010, the sole shareholder redeemed all shares. As of February 28, 2011, there were no investors in the Institutional share class. ETF Shares were first issued on September 7, 2010, and first offered to the public on September 9, 2010. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $2,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

16

S&P Mid-Cap 400 Index Fund

At February 28, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the period ended February 28, 2011, the fund realized $42,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 28, 2011, the cost of investment securities for tax purposes was $11,341,000. Net unrealized appreciation of investment securities for tax purposes was $1,483,000, consisting of unrealized gains of $1,524,000 on securities that had risen in value since their purchase and $41,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended February 28, 2011, the fund purchased $11,898,000 of investment securities and sold $637,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

		Inception[1] to
		February 28, 2011
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	155	1
Issued in Lieu of Cash Distributions	—	—
Redeemed	(157)	(1)
Net Increase (Decrease)—Institutional Shares	(2)	—
ETF Shares
Issued	11,246	200
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease)—ETF Shares	11,246	200
1 Inception was September 7, 2010, for ETF Shares and December 15, 2010, for Institutional Shares. On December 17, 2010, the sole shareholder in the Institutional share class redeemed all shares. As of February 28, 2011, there were no investors in the Institutional share class.

G. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

17

S&P Mid-Cap 400 Value Index Fund

Fund Profile
As of February 28, 2011

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	293	293	3,845
Median Market Cap	$3.3B	$3.3B	$31.4B
Price/Earnings Ratio	22.3x	22.3x	17.9x
Price/Book Ratio	1.7x	1.7x	2.3x
Yield[3]		1.7%	1.6%
Institutional Shares	1.7%
ETF Shares	1.5%
Return on Equity	11.3%	11.3%	19.2%
Earnings Growth Rate	–2.4%	–2.4%	5.4%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	24%	—	—
Expense Ratio[5]
Institutional Shares	0.08%
ETF Shares	0.20%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	8.6%	8.6%	11.8%
Consumer Staples	3.8	3.8	9.1
Energy	7.8	7.8	11.6
Financials	26.5	26.5	16.6
Health Care	7.4	7.4	10.5
Industrials	17.3	17.3	11.4
Information Technology	9.0	9.0	18.9
Materials	8.7	8.7	4.5
Telecommunication
Services	0.5	0.5	2.5
Utilities	10.4	10.4	3.1

Ten Largest Holdings[6] (% of total net assets)

New York Community	Thrifts & Mortgage
Bancorp Inc.	Finance	1.4%
Pride International Inc.	Oil & Gas Drilling	1.2
Plains Exploration	Oil & Gas Exploration
& Production Co.	& Production	0.9
Avnet Inc.	Technology
	Distributors	0.9
Manpower Inc.	Human Resource
	& Employment
	Services	0.9
Vertex Pharmaceuticals
Inc.	Biotechnology	0.8
KBR Inc.	Construction
	& Engineering	0.8
Everest Re Group Ltd.	Reinsurance	0.8
OGE Energy Corp.	Multi-Utilities	0.8
NSTAR	Multi-Utilities	0.8
Top Ten		9.3%

Investment Focus

1 S&P MidCap 400 Value Index.
2 Dow Jones U.S. Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 Annualized.
5 The expense ratios shown are from the prospectus dated September 7, 2010, and represents estimated costs for the current fiscal year.
For the period ended February 28, 2011, the annualized expense ratios were 0.08% for Institutional Shares and 0.20% for ETF Shares.
6 The holdings listed exclude any temporary cash investments and equity index products.

18

S&P Mid-Cap 400 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): September 7, 2010, Through February 28, 2011

Total Returns: Period Ended December 31, 2010

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

		Since
	Inception Date	Inception
Institutional Shares	11/2/2010	7.97%
ETF Shares	9/7/2010
Market Price		19.32
Net Asset Value		18.66

See Financial Highlights for dividend and capital gains information.

19

S&P Mid-Cap 400 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (8.6%)
*	NVR Inc.	134	98
*	BorgWarner Inc.	1,106	86
*	Mohawk Industries Inc.	1,335	78
	Foot Locker Inc.	3,696	73
*	Toll Brothers Inc.	3,427	73
	Rent-A-Center Inc.	1,523	50
*	Saks Inc.	3,820	47
	Aaron’s Inc.	1,732	41
	American Eagle Outfitters Inc.	2,649	41
*	Hanesbrands Inc.	1,456	38
*	Career Education Corp.	1,564	38
	Wendy’s/Arby’s Group Inc.
	Class A	7,643	36
*	Office Depot Inc.	6,580	35
*	Collective Brands Inc.	1,529	35
	Thor Industries Inc.	1,007	33
	Service Corp. International	2,787	30
*	New York Times Co. Class A	2,807	29
	Brinker International Inc.	1,118	26
	Matthews International Corp.
	Class A	700	26
	Regis Corp.	1,367	24
	MDC Holdings Inc.	895	23
	KB Home	1,715	23
	Bob Evans Farms Inc.	721	23
*	Eastman Kodak Co.	6,386	22
	John Wiley & Sons Inc.
	Class A	440	21
	American Greetings Corp.
	Class A	952	21
	International Speedway Corp.
	Class A	695	19
	Ryland Group Inc.	1,047	18
	Scholastic Corp.	564	18
	Meredith Corp.	502	18
*	Timberland Co. Class A	458	17

*	Boyd Gaming Corp.	1,317	14
*	Scientific Games Corp.
	Class A	1,502	13
	Barnes & Noble Inc.	929	12
	Harte-Hanks Inc.	924	12
*	99 Cents Only Stores	556	9
			1,220
Consumer Staples (3.8%)
*	Smithfield Foods Inc.	3,939	91
*	Ralcorp Holdings Inc.	1,303	85
*	Energizer Holdings Inc.	955	64
	Church & Dwight Co. Inc.	844	64
*	BJ’s Wholesale Club Inc.	1,296	63
	Corn Products International
	Inc.	808	39
	Ruddick Corp.	1,015	37
	Alberto-Culver Co. Class B	917	34
	Universal Corp.	565	24
	Flowers Foods Inc.	845	22
	Lancaster Colony Corp.	196	11
	Tootsie Roll Industries Inc.	330	9
			543
Energy (7.8%)
*	Pride International Inc.	4,168	173
*	Plains Exploration
	& Production Co.	3,327	130
	Patterson-UTI Energy Inc.	3,655	100
	Cimarex Energy Co.	844	98
	Southern Union Co.	2,957	84
	Tidewater Inc.	1,220	76
*	Frontier Oil Corp.	2,510	70
	Arch Coal Inc.	2,083	70
*	Unit Corp.	943	56
*	Forest Oil Corp.	1,499	53
	SM Energy Co.	629	46
*	Helix Energy Solutions
	Group Inc.	2,505	39
*	Exterran Holdings Inc.	1,501	34

20

S&P Mid-Cap 400 Value Index Fund

			Market
			Value•
		Shares	($000)
*	Comstock Resources Inc.	1,124	30
*	Patriot Coal Corp.	1,079	26
	Overseas Shipholding
	Group Inc.	635	21
			1,106
Financials (26.5%)
	New York Community
	Bancorp Inc.	10,343	193
	Everest Re Group Ltd.	1,298	115
	Reinsurance Group of
	America Inc. Class A	1,738	105
	AMB Property Corp.	2,639	96
	Raymond James Financial Inc.	2,374	91
	HCC Insurance Holdings Inc.	2,738	85
	Cullen/Frost Bankers Inc.	1,447	85
	WR Berkley Corp.	2,824	85
	East West Bancorp Inc.	3,513	82
	Transatlantic Holdings Inc.	1,503	77
	Old Republic International
	Corp.	6,046	76
	Fidelity National Financial Inc.
	Class A	5,390	75
	Commerce Bancshares Inc.	1,842	74
	First Niagara Financial
	Group Inc.	4,965	72
	Hospitality Properties Trust	2,934	67
	City National Corp.	1,101	65
	American Financial Group Inc.	1,868	65
	Alexandria Real Estate
	Equities Inc.	776	62
	Rayonier Inc.	994	61
	Associated Banc-Corp	4,109	59
	Protective Life Corp.	2,034	58
	Apollo Investment Corp.	4,632	57
	UDR Inc.	2,335	57
	Federal Realty Investment
	Trust	672	57
*	Affiliated Managers Group Inc.	527	56
	Liberty Property Trust	1,627	55
	Nationwide Health Properties
	Inc.	1,282	55
	Duke Realty Corp.	3,891	55
	Valley National Bancorp	3,830	52
	Fulton Financial Corp.	4,724	51
	Regency Centers Corp.	1,127	51
	StanCorp Financial Group Inc.	1,092	50
	Hanover Insurance Group Inc.	1,071	50
	Weingarten Realty Investors	1,915	50
	Camden Property Trust	831	49
	TCF Financial Corp.	3,014	49
	Synovus Financial Corp.	18,644	48
	Washington Federal Inc.	2,672	47
	Mack-Cali Realty Corp.	1,363	46
	Prosperity Bancshares Inc.	1,109	45

	Jefferies Group Inc.	1,881	45
	Essex Property Trust Inc.	364	45
	Arthur J Gallagher & Co.	1,434	45
	Senior Housing Properties
	Trust	1,828	45
	FirstMerit Corp.	2,583	44
	SEI Investments Co.	1,767	41
	Webster Financial Corp.	1,740	40
	Brown & Brown Inc.	1,500	39
	NewAlliance Bancshares Inc.	2,495	39
	First American Financial Corp.	2,476	39
	BRE Properties Inc.	761	36
	Realty Income Corp.	1,001	36
*	SVB Financial Group	649	35
	Bank of Hawaii Corp.	745	35
	Mercury General Corp.	845	35
	Unitrin Inc.	1,182	35
	Eaton Vance Corp.	1,096	34
	Highwoods Properties Inc.	1,004	34
	Cathay General Bancorp	1,864	33
	Trustmark Corp.	1,350	32
	Aspen Insurance Holdings Ltd. 1,017		30
	BancorpSouth Inc.	1,744	28
	Astoria Financial Corp.	1,952	27
	Omega Healthcare Investors
	Inc.	1,123	27
	Potlatch Corp.	637	24
	International Bancshares Corp. 1,254		24
	Greenhill & Co. Inc.	306	22
	Equity One Inc.	1,097	21
	Cousins Properties Inc.	2,464	21
	Westamerica Bancorporation	394	20
	Taubman Centers Inc.	338	19
	PacWest Bancorp	748	15
			3,773
Health Care (7.4%)
*	Vertex Pharmaceuticals Inc.	2,557	119
*	Community Health Systems
	Inc.	2,198	90
*	Hologic Inc.	4,074	82
	Beckman Coulter Inc.	953	79
	Omnicare Inc.	2,752	79
*	Henry Schein Inc.	1,007	70
*	Health Net Inc.	2,269	67
	Teleflex Inc.	949	55
*	LifePoint Hospitals Inc.	1,251	49
	Pharmaceutical Product
	Development Inc.	1,722	47
	Owens & Minor Inc.	1,504	47
*	Covance Inc.	678	38
	Hill-Rom Holdings Inc.	913	35
*	Charles River Laboratories
	International Inc.	753	27
	Techne Corp.	369	26

21

S&P Mid-Cap 400 Value Index Fund

			Market
			Value•
		Shares	($000)
*	VCA Antech Inc.	1,024	26
	STERIS Corp.	702	24
*	Kindred Healthcare Inc.	937	23
*	Bio-Rad Laboratories Inc.
	Class A	195	22
*	WellCare Health Plans Inc.	495	19
	Masimo Corp.	560	17
*	Immucor Inc.	665	13
			1,054
Industrials (17.3%)
	Manpower Inc.	1,937	123
	KBR Inc.	3,585	118
*	URS Corp.	1,965	92
*	Terex Corp.	2,584	87
	Pentair Inc.	2,342	87
*	Aecom Technology Corp.	2,815	81
*	Shaw Group Inc.	2,017	80
*	Kansas City Southern	1,340	72
	Harsco Corp.	1,911	65
	Carlisle Cos. Inc.	1,448	62
	AMETEK Inc.	1,406	59
	Trinity Industries Inc.	1,893	59
*	AGCO Corp.	1,060	58
	Alliant Techsystems Inc.	791	57
	Kennametal Inc.	1,306	50
	SPX Corp.	608	49
	Timken Co.	976	48
	Donaldson Co. Inc.	835	47
	Lincoln Electric Holdings Inc.	653	47
	Hubbell Inc. Class B	670	45
	Con-way Inc.	1,300	42
	JB Hunt Transport Services
	Inc.	991	41
	Alexander & Baldwin Inc.	980	41
	Regal-Beloit Corp.	541	40
	GATX Corp.	1,099	38
	Towers Watson & Co.
	Class A	645	38
	Nordson Corp.	339	37
	Acuity Brands Inc.	644	36
	IDEX Corp.	855	35
*	Oshkosh Corp.	970	35
	Brink’s Co.	1,101	34
	HNI Corp.	1,064	34
	Landstar System Inc.	747	33
	Waste Connections Inc.	1,121	33
	Lennox International Inc.	639	31
*	Kirby Corp.	560	31
	Graco Inc.	740	30
	MSC Industrial Direct Co.
	Class A	455	29
*	Clean Harbors Inc.	310	29
*	Corrections Corp. of America	1,125	28
	Watsco Inc.	424	27
*	JetBlue Airways Corp.	4,788	27

	Wabtec Corp.	478	27
	Mine Safety Appliances Co.	733	27
*	United Rentals Inc.	848	26
*	Thomas & Betts Corp.	456	25
*	Korn/Ferry International	1,099	25
	Werner Enterprises Inc.	1,052	25
	Herman Miller Inc.	867	23
*	AirTran Holdings Inc.	3,185	23
	Granite Construction Inc.	810	23
*	Alaska Air Group Inc.	358	21
	Crane Co.	450	21
	Deluxe Corp.	743	19
	Valmont Industries Inc.	168	17
*	FTI Consulting Inc.	519	17
	Corporate Executive Board Co.	343	14
			2,468
Information Technology (9.0%)
*	Avnet Inc.	3,608	123
*	Arrow Electronics Inc.	2,750	108
*	Lam Research Corp.	1,431	79
*	Ingram Micro Inc.	3,721	74
*	NCR Corp.	3,783	72
*	Tech Data Corp.	1,107	55
	Diebold Inc.	1,559	55
*	AOL Inc.	2,535	53
*	Trimble Navigation Ltd.	1,055	52
*	CoreLogic Inc.	2,473	46
*	Synopsys Inc.	1,659	46
*	Convergys Corp.	2,893	41
	Intersil Corp. Class A	2,954	38
*	Cadence Design Systems Inc.	3,427	34
	Broadridge Financial Solutions
	Inc.	1,455	33
*	Parametric Technology Corp.	1,371	32
*	Ciena Corp.	1,134	31
	National Instruments Corp.	982	31
*	Vishay Intertechnology Inc.	1,644	29
*	International Rectifier Corp.	889	29
*	Integrated Device Technology
	Inc.	3,646	28
*	SRA International Inc.
	Class A	1,017	28
*	Mentor Graphics Corp.	1,692	27
*	Fairchild Semiconductor
	International Inc. Class A	1,265	22
	DST Systems Inc.	422	22
*	Acxiom Corp.	1,066	18
	Fair Isaac Corp.	606	17
*	Itron Inc.	288	16
	Plantronics Inc.	407	14
*	Mantech International Corp.
	Class A	263	11
*	ValueClick Inc.	672	10
			1,274

22

S&P Mid-Cap 400 Value Index Fund

		Market
		Value•
	Shares	($000)
Materials (8.7%)
Ashland Inc.	1,871	105
Reliance Steel & Aluminum
Co.	1,772	98
Steel Dynamics Inc.	5,154	95
Valspar Corp.	2,338	89
Sonoco Products Co.	2,442	88
RPM International Inc.	3,063	70
Cabot Corp.	1,552	67
Cytec Industries Inc.	1,172	67
Martin Marietta Materials Inc.	714	64
Temple-Inland Inc.	2,562	60
Greif Inc. Class A	740	48
Commercial Metals Co.	2,715	45
Sensient Technologies Corp.	1,180	40
Aptargroup Inc.	749	36
Olin Corp.	1,889	35
Packaging Corp. of America	1,217	35
* Louisiana-Pacific Corp.	3,125	32
Scotts Miracle-Gro Co.
Class A	534	30
Rock-Tenn Co. Class A	426	29
Minerals Technologies Inc.	439	29
Carpenter Technology Corp.	657	27
Worthington Industries Inc.	1,318	26
Silgan Holdings Inc.	608	22
		1,237
Telecommunication Services (0.5%)
Telephone & Data Systems
Inc.	2,181	73

Utilities (10.4%)
OGE Energy Corp.	2,315	111
NSTAR	2,460	111
Energen Corp.	1,707	104
Alliant Energy Corp.	2,631	104
MDU Resources Group Inc.	4,470	96
UGI Corp.	2,623	84
NV Energy Inc.	5,584	82
Questar Corp.	4,148	74
Atmos Energy Corp.	2,146	73
AGL Resources Inc.	1,853	71
Westar Energy Inc.	2,645	69
National Fuel Gas Co.	936	68
Great Plains Energy Inc.	3,221	62
Hawaiian Electric Industries
Inc.	2,236	54
Vectren Corp.	1,939	51
Cleco Corp.	1,442	47

WGL Holdings Inc.	1,212	46
IDACORP Inc.	1,169	44
DPL Inc.	1,469	38
Aqua America Inc.	1,600	36
PNM Resources Inc.	2,058	27
Black Hills Corp.	466	14
* Dynegy Inc. Class A	2,458	14
		1,480
Total Common Stocks
(Cost $12,365)		14,228
Total Investments (100.0%)
(Cost $12,365)		14,228
Other Assets and Liabilities (0.0%)
Other Assets		32
Liabilities		(31)
		1
Net Assets (100%)		14,229

At February 28, 2011, net assets consisted of:
		Amount
		($000)
Paid-in Capital		12,136
Undistributed Net Investment Income		35
Accumulated Net Realized Gains		195
Unrealized Appreciation (Depreciation)		1,863
Net Assets		14,229

Institutional Shares—Net Assets
Applicable to 88,186 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		11,081
Net Asset Value Per Share—
Institutional Shares		$125.65

ETF Shares—Net Assets
Applicable to 50,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		3,148
Net Asset Value Per Share—
ETF Shares		$62.96

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
See accompanying Notes, which are an integral part of the Financial Statements.

23

S&P Mid-Cap 400 Value Index Fund

Statement of Operations

September 7, 2010[1] to
February 28, 2011
($000)
Investment Income
Income
Dividends	100
Total Income	100
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	1
Management and Administrative—ETF Shares	2
Custodian Fees	3
Total Expenses	6
Net Investment Income	94
Realized Net Gain (Loss) on Investment Securities Sold	403
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,863
Net Increase (Decrease) in Net Assets Resulting from Operations	2,360
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

24

S&P Mid-Cap 400 Value Index Fund

Statement of Changes in Net Assets

September 7, 2010[1] to
February 28, 2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	94
Realized Net Gain (Loss)	403
Change in Unrealized Appreciation (Depreciation)	1,863
Net Increase (Decrease) in Net Assets Resulting from Operations	2,360
Distributions
Net Investment Income
Institutional Shares	(46)
ETF Shares	(13)
Realized Capital Gain
Institutional Shares	—
ETF Shares	—
Total Distributions	(59)
Capital Share Transactions
Institutional Shares	9,647
ETF Shares	2,281
Net Increase (Decrease) from Capital Share Transactions	11,928
Total Increase (Decrease)	14,229
Net Assets
Beginning of Period	—
End of Period[2]	14,229
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $35,000.

See accompanying Notes, which are an integral part of the Financial Statements.

25

S&P Mid-Cap 400 Value Index Fund

Financial Highlights

Institutional Shares
November 2, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$109.35
Investment Operations
Net Investment Income	.409
Net Realized and Unrealized Gain (Loss) on Investments	16.420
Total from Investment Operations	16.829
Distributions
Dividends from Net Investment Income	(.529)
Distributions from Realized Capital Gains	—
Total Distributions	(.529)
Net Asset Value, End of Period	$125.65

Total Return	15.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11
Ratio of Total Expenses to Average Net Assets	0.08%
Ratio of Net Investment Income to Average Net Assets	1.91%
Portfolio Turnover Rate[2]	24%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

S&P Mid-Cap 400 Value Index Fund

Financial Highlights

ETF Shares
September 7, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$49.86
Investment Operations
Net Investment Income	.403
Net Realized and Unrealized Gain (Loss) on Investments	12.953
Total from Investment Operations	13.356
Distributions
Dividends from Net Investment Income	(.256)
Distributions from Realized Capital Gains	—
Total Distributions	(.256)
Net Asset Value, End of Period	$62.96

Total Return	26.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3
Ratio of Total Expenses to Average Net Assets	0.20%
Ratio of Net Investment Income to Average Net Assets	1.79%
Portfolio Turnover Rate[2]	24%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

S&P Mid-Cap 400 Value Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on November 2, 2010. ETF Shares were first issued on September 7, 2010, and first offered to the public on September 9, 2010. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $3,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

28

S&P Mid-Cap 400 Value Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the period ended February 28, 2011, the fund realized $208,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 28, 2011, the cost of investment securities for tax purposes was $12,365,000. Net unrealized appreciation of investment securities for tax purposes was $1,863,000, consisting of unrealized gains of $1,929,000 on securities that had risen in value since their purchase and $66,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended February 28, 2011, the fund purchased $16,872,000 of investment securities and sold $4,910,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

		Inception[1] to
		February 28, 2011
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	9,601	88
Issued in Lieu of Cash Distributions	46	—
Redeemed	—	—
Net Increase (Decrease)—Institutional Shares	9,647	88
ETF Shares
Issued	4,986	100
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,705)	(50)
Net Increase (Decrease)—ETF Shares	2,281	50
1 Inception was September 7, 2010, for the ETF Shares and November 2, 2010, for the Institutional Shares.

G. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

29

S&P Mid-Cap 400 Growth Index Fund

Fund Profile
As of February 28, 2011

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	239	239	3,845
Median Market Cap	$4.0B	$4.0B	$31.4B
Price/Earnings Ratio	23.9x	23.9x	17.9x
Price/Book Ratio	3.4x	3.4x	2.3x
Yield[3]	0.6%	0.8%	1.6%
Return on Equity	16.9%	16.9%	19.2%
Earnings Growth Rate	9.7%	9.7%	5.4%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	25%	—	—
Expense Ratio[5]
ETF Shares	0.20%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary 19.7%		19.7%	11.8%
Consumer Staples	3.3	3.3	9.1
Energy	5.5	5.5	11.6
Financials	13.3	13.3	16.6
Health Care	15.5	15.5	10.5
Industrials	12.6	12.6	11.4
Information Technology	23.7	23.7	18.9
Materials	4.7	4.7	4.5
Telecommunication
Services	0.5	0.5	2.5
Utilities	1.2	1.2	3.1

Ten Largest Holdings[6] (% of total net assets)

Edwards Lifesciences	Health Care
Corp.	Equipment	1.7%
Chipotle Mexican
Grill Inc. Class A	Restaurants	1.3
Bucyrus International Inc.	Construction
Class A	& Farm Machinery
	& Heavy Trucks	1.3
Lubrizol Corp.	Specialty Chemicals	1.2
Atmel Corp.	Semiconductors	1.2
Macerich Co.	Retail REITs	1.1
Skyworks Solutions Inc.	Semiconductors	1.1
Perrigo Co.	Pharmaceuticals	1.1
Dollar Tree Inc.	General
	Merchandise Stores	1.1
Rovi Corp.	Systems Software	1.1
Top Ten		12.2%

Investment Focus

1 S&P MidCap 400 Growth Index.
2 Dow Jones U.S. Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 Annualized.
5 The expense ratio shown is from the prospectus dated September 7, 2010, and represents estimated costs for the current fiscal year. For the period ended February 28, 2011, the annualized expense ratio was 0.20%.
6 The holdings listed exclude any temporary cash investments and equity index products.

30

S&P Mid-Cap 400 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): September 7, 2010, Through February 28, 2011

Total Returns: Period Ended December 31, 2010

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

		Since
	Inception Date	Inception
ETF Shares	9/7/2010
Market Price		22.57%
Net Asset Value		22.54

See Financial Highlights for dividend and capital gains information.

31

S&P Mid-Cap 400 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (19.7%)
*	Chipotle Mexican Grill Inc.
	Class A	1,046	256
*	Dollar Tree Inc.	4,230	213
	Advance Auto Parts Inc.	2,840	178
*	BorgWarner Inc.	2,268	176
	PetSmart Inc.	3,973	162
	Gentex Corp.	4,742	144
	Phillips-Van Heusen Corp.	2,242	135
*	Fossil Inc.	1,736	133
	Williams-Sonoma Inc.	3,586	129
	Tractor Supply Co.	2,463	128
*	Panera Bread Co. Class A	1,026	120
*	LKQ Corp.	4,879	116
*	Deckers Outdoor Corp.	1,302	115
	Tupperware Brands Corp.	2,134	115
	Sotheby’s	2,266	112
*	Dick’s Sporting Goods Inc.	2,994	111
	Guess? Inc.	2,145	97
*	J Crew Group Inc.	2,160	93
*	Warnaco Group Inc.	1,506	88
	Polaris Industries Inc.	1,145	86
	Chico’s FAS Inc.	6,000	82
*	Aeropostale Inc.	3,127	81
*	Under Armour Inc. Class A	1,189	79
*	WMS Industries Inc.	1,952	78
*	Lamar Advertising Co. Class A	1,939	75
*	Ascena Retail Group Inc.	2,341	73
*	Bally Technologies Inc.	1,811	70
*	ITT Educational Services Inc.	885	67
*	DreamWorks Animation
	SKG Inc. Class A	2,410	67
	Strayer Education Inc.	456	63
*	Cheesecake Factory Inc.	2,002	58
*	Life Time Fitness Inc.	1,415	54
	Service Corp. International	4,294	47
*	AnnTaylor Stores Corp.	1,959	46

	John Wiley & Sons Inc.
	Class A	942	45
	American Eagle Outfitters Inc.	2,843	44
	Brinker International Inc.	1,533	36
*	Hanesbrands Inc.	1,170	30
*	Timberland Co. Class A	644	24
	Meredith Corp.	510	18
*	99 Cents Only Stores	782	13
			3,857
Consumer Staples (3.3%)
*	Green Mountain Coffee
	Roasters Inc.	3,916	160
*	Hansen Natural Corp.	2,334	134
	Church & Dwight Co. Inc.	1,202	91
*	Energizer Holdings Inc.	1,027	69
	Corn Products International
	Inc.	1,405	69
	Alberto-Culver Co. Class B	1,595	59
	Flowers Foods Inc.	1,361	36
	Lancaster Colony Corp.	367	21
	Tootsie Roll Industries Inc.	353	10
			649
Energy (5.5%)
	Cimarex Energy Co.	1,660	193
*	Oceaneering International Inc.	1,828	153
*	Superior Energy Services Inc.	2,663	102
	SM Energy Co.	1,236	89
*	Dril-Quip Inc.	1,159	89
*	Atwood Oceanics Inc.	1,898	86
	Arch Coal Inc.	2,528	85
*	Quicksilver Resources Inc.	3,970	61
*	Bill Barrett Corp.	1,572	61
*	Forest Oil Corp.	1,679	60
*	Northern Oil and Gas Inc.	1,759	56
*	Patriot Coal Corp.	1,525	36
			1,071

32

S&P Mid-Cap 400 Growth Index Fund

			Market
			Value•
		Shares	($000)
Financials (13.3%)
	Macerich Co.	4,395	223
	SL Green Realty Corp.	2,644	200
*	MSCI Inc. Class A	4,013	142
	Jones Lang LaSalle Inc.	1,441	142
	Waddell & Reed Financial Inc.
	Class A	2,885	117
*	Affiliated Managers Group Inc.	993	106
	Nationwide Health Properties
	Inc.	2,432	104
	Federal Realty Investment
	Trust	1,123	95
	Realty Income Corp.	2,533	91
	Corporate Office Properties
	Trust	2,264	81
	Rayonier Inc.	1,309	80
	Eaton Vance Corp.	2,442	76
	Taubman Centers Inc.	1,367	76
	AMB Property Corp.	1,934	70
	UDR Inc.	2,820	69
	Camden Property Trust	1,137	67
	Essex Property Trust Inc.	540	67
	Alexandria Real Estate
	Equities Inc.	763	61
	SEI Investments Co.	2,407	55
	Regency Centers Corp.	1,162	53
	Senior Housing Properties
	Trust	2,128	52
	Liberty Property Trust	1,539	52
	BRE Properties Inc.	1,083	51
	Arthur J Gallagher & Co.	1,540	48
	Brown & Brown Inc.	1,818	48
	Duke Realty Corp.	2,985	42
	Omega Healthcare Investors
	Inc.	1,732	42
	Jefferies Group Inc.	1,507	36
	Weingarten Realty Investors	1,347	35
	Highwoods Properties Inc.	998	34
	Aspen Insurance Holdings Ltd.	1,131	33
	Mack-Cali Realty Corp.	950	32
	Greenhill & Co. Inc.	421	30
	Bank of Hawaii Corp.	574	27
*	SVB Financial Group	491	27
	Westamerica Bancorporation	420	22
	Potlatch Corp.	440	17
			2,603
Health Care (15.5%)
*	Edwards Lifesciences Corp.	3,857	328
	Perrigo Co.	2,804	214
*	Mettler-Toledo International
	Inc.	1,109	190
*	ResMed Inc.	5,108	161
*	IDEXX Laboratories Inc.	1,943	151

*	Vertex Pharmaceuticals Inc.	3,226	151
	Universal Health Services Inc.
	Class B	3,286	150
*	Endo Pharmaceuticals
	Holdings Inc.	3,905	139
*	Allscripts Healthcare
	Solutions Inc.	6,321	135
*	Henry Schein Inc.	1,684	116
*	United Therapeutics Corp.	1,692	114
*	Mednax Inc.	1,611	105
*	Kinetic Concepts Inc.	2,115	104
*	Gen-Probe Inc.	1,629	102
	Lincare Holdings Inc.	3,298	97
*	Health Management
	Associates Inc. Class A	8,482	85
	Beckman Coulter Inc.	985	82
*	Covance Inc.	1,221	69
	Medicis Pharmaceutical Corp.
	Class A	2,040	65
*	Hologic Inc.	2,985	60
*	Thoratec Corp.	1,976	55
	Techne Corp.	727	52
*	Bio-Rad Laboratories Inc.
	Class A	382	44
	Pharmaceutical Product
	Development Inc.	1,566	43
*	VCA Antech Inc.	1,459	36
	Masimo Corp.	1,197	36
	STERIS Corp.	998	34
	Hill-Rom Holdings Inc.	836	32
*	Charles River Laboratories
	International Inc.	869	32
*	WellCare Health Plans Inc.	738	28
*	Immucor Inc.	1,403	27
			3,037
Industrials (12.6%)
	Bucyrus International Inc.
	Class A	2,737	249
	AMETEK Inc.	3,406	143
	Gardner Denver Inc.	1,773	130
*	BE Aerospace Inc.	3,455	116
*	AGCO Corp.	1,636	90
*	Copart Inc.	2,011	84
*	Kansas City Southern	1,560	84
	Donaldson Co. Inc.	1,398	79
	Hubbell Inc. Class B	1,075	73
	Nordson Corp.	666	73
	Waste Connections Inc.	2,295	66
	SPX Corp.	831	66
	JB Hunt Transport Services
	Inc.	1,583	66
	Woodward Inc.	1,994	66
	Timken Co.	1,334	65

33

S&P Mid-Cap 400 Growth Index Fund

			Market
			Value•
		Shares	($000)
	IDEX Corp.	1,549	64
*	Thomas & Betts Corp.	1,103	61
*	Oshkosh Corp.	1,686	60
*	Kirby Corp.	1,013	56
	MSC Industrial Direct Co.
	Class A	859	54
	Wabtec Corp.	940	53
*	Corrections Corp. of America	2,123	53
	Valmont Industries Inc.	484	49
*	Alaska Air Group Inc.	735	44
	Crane Co.	921	43
	Rollins Inc.	2,140	42
	Graco Inc.	973	40
	Regal-Beloit Corp.	536	39
	Towers Watson & Co. Class A	615	36
	Lincoln Electric Holdings Inc.	501	36
	Kennametal Inc.	919	35
*	Clean Harbors Inc.	330	30
	Acuity Brands Inc.	533	30
	Lennox International Inc.	610	30
*	FTI Consulting Inc.	822	27
	Landstar System Inc.	601	27
	Corporate Executive Board Co.	664	27
*	United Rentals Inc.	829	26
	Watsco Inc.	335	22
	Herman Miller Inc.	686	18
	Deluxe Corp.	667	17
			2,469
Information Technology (23.7%)
*	Atmel Corp.	15,481	227
*	Skyworks Solutions Inc.	6,192	223
*	Rovi Corp.	3,738	207
*	Riverbed Technology Inc.	4,966	205
*	Cree Inc.	3,664	193
*	ANSYS Inc.	3,074	173
	Factset Research Systems
	Inc.	1,567	164
*	Informatica Corp.	3,170	149
*	TIBCO Software Inc.	5,641	139
*	Alliance Data Systems Corp.	1,757	138
*	Polycom Inc.	2,885	138
*	Equinix Inc.	1,554	134
*	MICROS Systems Inc.	2,722	130
	Global Payments Inc.	2,692	129
*	Trimble Navigation Ltd.	2,556	126
	Solera Holdings Inc.	2,373	121
*	Rackspace Hosting Inc.	3,281	121
*	Cypress Semiconductor Corp.	5,603	118
*	Lam Research Corp.	2,119	116
*	Gartner Inc.	2,890	109
	Lender Processing Services
	Inc.	3,085	105

	ADTRAN Inc.	2,132	97
	Jack Henry & Associates Inc.	2,893	92
*	Concur Technologies Inc.	1,543	80
*	Synopsys Inc.	2,666	74
*	Zebra Technologies Corp.	1,902	71
*	RF Micro Devices Inc.	9,242	69
*	Silicon Laboratories Inc.	1,471	67
*	QLogic Corp.	3,568	65
*	NeuStar Inc. Class A	2,483	63
*	Vishay Intertechnology Inc.	3,232	56
*	Quest Software Inc.	2,032	55
*	Itron Inc.	953	54
*	Semtech Corp.	2,107	50
	Broadridge Financial Solutions
	Inc.	2,154	49
	National Instruments Corp.	1,576	49
*	Parametric Technology Corp.	2,031	48
*	Digital River Inc.	1,341	45
*	Ciena Corp.	1,549	43
*	Fairchild Semiconductor
	International Inc. Class A	2,385	42
*	Cadence Design Systems Inc.	4,158	41
	Plantronics Inc.	1,034	36
*	ACI Worldwide Inc.	1,126	35
*	International Rectifier Corp.	1,084	35
*	Advent Software Inc.	1,084	32
	DST Systems Inc.	606	31
*	ValueClick Inc.	1,785	27
*	Mentor Graphics Corp.	1,283	20
*	Acxiom Corp.	1,179	20
*	Mantech International Corp.
	Class A	384	17
	Fair Isaac Corp.	480	13
			4,641
Materials (4.7%)
	Lubrizol Corp.	2,217	241
	Albemarle Corp.	3,094	178
	Compass Minerals
	International Inc.	1,106	103
*	Intrepid Potash Inc.	1,497	58
	Aptargroup Inc.	1,197	58
	Packaging Corp. of America	1,735	50
	Rock-Tenn Co. Class A	710	49
	Martin Marietta Materials Inc.	523	46
	Scotts Miracle-Gro Co. Class A	793	45
	NewMarket Corp.	331	42
	Silgan Holdings Inc.	836	31
	Carpenter Technology Corp.	545	23
			924
Telecommunication Services (0.5%)
*	tw telecom inc Class A	5,113	95

34

S&P Mid-Cap 400 Growth Index Fund

		Market
		Value•
	Shares	($000)
Utilities (1.2%)
National Fuel Gas Co.	1,444	105
Aqua America Inc.	2,370	54
DPL Inc.	1,929	50
Black Hills Corp.	655	20
		229
Total Common Stocks
(Cost $17,698)		19,575
Total Investments (100.0%)
(Cost $17,698)		19,575
Other Assets and Liabilities (0.0%)
Other Assets		338
Liabilities		(347)
		(9)
Net Assets (100%)
Applicable to 300,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		19,566
Net Asset Value Per Share—
ETF Shares		$65.22

At February 28, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	17,502
Undistributed Net Investment Income	14
Accumulated Net Realized Gains	173
Unrealized Appreciation (Depreciation)	1,877
Net Assets	19,566

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
See accompanying Notes, which are an integral part of the Financial Statements.

35

S&P Mid-Cap 400 Growth Index Fund

Statement of Operations

September 7, 2010[1] to
February 28, 2011
($000)
Investment Income
Income
Dividends	44
Total Income	44
Expenses
The Vanguard Group—Note B
Management and Administrative	5
Custodian Fees	3
Shareholders’ Reports	2
Total Expenses	10
Net Investment Income	34
Realized Net Gain (Loss) on Investment Securities Sold	471
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,877
Net Increase (Decrease) in Net Assets Resulting from Operations	2,382
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

36

S&P Mid-Cap 400 Growth Index Fund

Statement of Changes in Net Assets

September 7, 2010[1] to
February 28, 2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	34
Realized Net Gain (Loss)	471
Change in Unrealized Appreciation (Depreciation)	1,877
Net Increase (Decrease) in Net Assets Resulting from Operations	2,382
Distributions
Net Investment Income
Institutional Shares	—
ETF Shares	(20)
Realized Capital Gain
Institutional Shares	—
ETF Shares	—
Total Distributions	(20)
Capital Share Transactions
Institutional Shares	(4)
ETF Shares	17,208
Net Increase (Decrease) from Capital Share Transactions	17,204
Total Increase (Decrease)	19,566
Net Assets
Beginning of Period	—
End of Period[2]	19,566
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $14,000.

See accompanying Notes, which are an integral part of the Financial Statements.

37

S&P Mid-Cap 400 Growth Index Fund

Financial Highlights

ETF Shares
September 7, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$50.04
Investment Operations
Net Investment Income	.147
Net Realized and Unrealized Gain (Loss) on Investments	15.133
Total from Investment Operations	15.280
Distributions
Dividends from Net Investment Income	(.100)
Distributions from Realized Capital Gains	—
Total Distributions	(.100)
Net Asset Value, End of Period	$65.22

Total Return	30.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20
Ratio of Total Expenses to Average Net Assets	0.20%
Ratio of Net Investment Income to Average Net Assets	0.67%
Portfolio Turnover Rate[2]	25%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

S&P Mid-Cap 400 Growth Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on December 15, 2010. On December 17, 2010, the sole shareholder redeemed all shares. As of February 28, 2011, there were no investors in the Institutional share class. ETF Shares were first issued on September 7, 2010, and first offered to the public on September 9, 2010. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $3,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

39

S&P Mid-Cap 400 Growth Index Fund

At February 28, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the period ended February 28, 2011, the fund realized $298,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 28, 2011, the cost of investment securities for tax purposes was $17,698,000. Net unrealized appreciation of investment securities for tax purposes was $1,877,000, consisting of unrealized gains of $2,007,000 on securities that had risen in value since their purchase and $130,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended February 28, 2011, the fund purchased $22,154,000 of investment securities and sold $4,927,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Inception[1] to
	February 28, 2011
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	305	3
Issued in Lieu of Cash Distributions	—	—
Redeemed	(309)	(3)
Net Increase (Decrease)—Institutional Shares	(4)	—
ETF Shares
Issued	19,926	350
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,718)	(50)
Net Increase (Decrease)—ETF Shares	17,208	300
1 Inception was September 7, 2010, for ETF Shares and December 15, 2010, for Institutional Shares. On December 17, 2010, the sole shareholder in the Institutional share class redeemed all shares. As of February 28, 2011, there were no investors in the Institutional share class.

G. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

40

Trustees Approve Advisory Arrangement

The board of trustees approved the launch of Vanguard S&P Mid-Cap 400 Index Fund, S&P Mid-Cap 400 Value Index Fund, and S&P Mid-Cap 400 Growth Index Fund utilizing an internalized management structure whereby The Vanguard Group, Inc.—through its Quantitative Equity Group—would provide investment advisory services to the funds at cost. The board determined that the investment advisory arrangement with Vanguard was in the best interest of the funds and their prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that, in its management of other Vanguard index funds, the Quantitative Equity Group has a track record of consistent performance and disciplined investment processes. Information about each fund’s performance since inception can be found in the Performance Summary pages of this report.

Cost

The board considered the cost of services to be provided and concluded that the funds’ expense ratios will be below the average expense ratios charged by funds in their peer groups. Information about the funds’ expense ratios appears in the Financial Statements pages of this report.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

41

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

42

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

43

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	Chairman Emeritus and Senior Advisor
Business Administration at Dartmouth College.
John J. Brennan
Chairman, 1996–2009
Executive Officers	Chief Executive Officer and President, 1996–2008

Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of	John C. Bogle
the investment companies served by The Vanguard	Chairman and Chief Executive Officer, 1974–1996
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Standard & Poor’s®, S&P ®, and S&P MidCap 400® are
registered trademarks of Standard & Poor’s Financial
Direct Investor Account Services > 800-662-2739	Services LLC (”S&P”) and have been licensed for use
by The Vanguard Group, Inc. The Vanguard mutual funds
Institutional Investor Services > 800-523-1036	and ETFs are not sponsored, endorsed, sold, or promoted
by S&P or its Affiliates, and S&P and its Affiliates make
Text Telephone for People	no representation, warranty, or condition regarding the
With Hearing Impairment > 800-749-7273	advisability of buying, selling, or holding units/shares
This material may be used in conjunction	in the funds.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or
by calling Vanguard at 800-662-2739. The guidelines
are also available from the SEC’s website, sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q18422 042011

Vanguard S&P 500 Value
and Growth Index Funds
Semiannual Report

February 28, 2011

Vanguard S&P 500 Value Index Fund
Vanguard S&P 500 Growth Index Fund

> The Vanguard S&P 500 Value and Growth Index Funds made their debut in a period of stock market strength, returning almost 23% each for the period since their inception.

> The funds closely tracked the returns of their respective benchmark indexes.

> Information technology made significant contributions to the Growth Fund,

while the Value Fund rallied on strength in the energy and financial sectors.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
S&P 500 Value Index Fund	6
S&P 500 Growth Index Fund	18
Trustees Approve Advisory Arrangement	30
Glossary	31

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Period Ended February 28, 2011
		Total
		Returns
	Ticker	Since
	Symbol	Inception
Vanguard S&P 500 Value Index Fund
ETF Shares (Inception: 9/7/2010)	VOOV
Market Price		22.71%
Net Asset Value		22.61
S&P 500 Value Index		22.69
Large-Cap Value Funds Average[1]		21.37

Vanguard S&P 500 Growth Index Fund
ETF Shares (Inception: 9/7/2010)	VOOG
Market Price		22.79%
Net Asset Value		22.74
S&P 500 Growth Index		22.82
Large-Cap Growth Funds Average[1]		23.43

Your Fund’s Performance at a Glance
Inception Through February 28, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard S&P 500 Value Index Fund
ETF Shares (Inception: 9/7/2010)	$49.93	$60.81	$0.380	$0.000
Vanguard S&P 500 Growth Index Fund
ETF Shares (Inception: 9/7/2010)	$50.23	$61.43	$0.210	$0.000

The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.
1 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

In the brief period since their September 2010 inception, the Vanguard S&P 500 Value and Growth Index Funds produced exceptional and, coincidentally, almost identical returns. The Growth Fund returned 22.74% (based on changes in net asset value, adjusted to account for the fund’s dividend distributions during the period), while its Value counterpart returned 22.61%. Vanguard also offers exchange-traded and conventional shares in Vanguard 500 Index Fund, a blend of the Growth and Value Funds. Vanguard 500 Index Fund, the world’s first index mutual fund, is covered in a separate report.

The new S&P 500 Value and Growth Index Funds mark an extension of Vanguard’s equity indexing franchise, which now includes suites of broad-market portfolios benchmarked to the Russell, Standard & Poor’s, and MSCI indexes. Our research indicates that correlation among the returns of the indexes from all three providers is very high. We would expect limited differences in long-term performance from one provider’s index to another.

This report begins with a look at the investment environment throughout the full six months of the new funds’ fiscal half-year and then reviews the drivers of fund performance during their briefer period of operation.

A fretful start, an optimistic finish for global stock markets

Stock markets rallied from their midsummer malaise to produce exceptional returns for the six months ended February 28. At the start of the period, the U.S. economy seemed in danger of tipping back into recession. By the end, hopes were high that it had reached escape velocity, propelled by steady job growth and notable strength in the manufacturing sector. Smaller stocks, which are especially sensitive to the rhythms of the business cycle, produced the highest six-month returns.

In Europe, investor optimism subdued sovereign-debt jitters, driving stock prices higher. Developed markets in the Pacific region perked up on signs of recovery in global trade. Australian stocks posted especially strong returns, benefiting from a surge in the prices of metals and other natural resources. Emerging stock markets trailed a few steps behind their developed-market counterparts. Most major currencies appreciated relative to the U.S. dollar, enhancing returns from abroad for U.S.-based investors.

Interest rates rose, depressing bond prices

U.S. interest rates hovered near generational lows early in the period but then moved higher, putting pressure on bond prices. For the six-month period, the broad taxable bond market produced a small negative return. The municipal bond market did worse. Corporate bonds outperformed government debt as

Market Barometer
	Total Returns
	Periods Ended February 28, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	28.65%	23.54%	3.17%
Russell 2000 Index (Small-caps)	37.55	32.60	3.80
Dow Jones U.S. Total Stock Market Index	29.24	24.45	3.59
MSCI All Country World Index ex USA (International)	22.16	21.12	4.23

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	–0.83%	4.93%	5.80%
Barclays Capital Municipal Bond Index
(Broad tax-exempt market)	–3.51	1.72	4.07
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	2.16

CPI
Consumer Price Index	1.37%	2.11%	2.18%

3

investors stretched for yield beyond government securities, where rates remained low by historical standards.

As it has since December 2008, the Federal Reserve held its target for short-term interest rates near 0%. This stance kept the returns available from money market instruments such as the 3-month Treasury bill in the same neighborhood.

Funds debuted amid stock market strength

During their first few months of operation, the Vanguard S&P 500 Value and Growth Index Funds benefited from general strength among large-cap stocks. In the S&P 500 Growth Index Fund, information technology stocks were among the best performers, rallying on both consumer enthusiasm for platforms such as tablets and smart phones and signs that business investment is set to pick up. These stocks account for almost one-third of the Growth Fund’s assets.

Energy, consumer discretionary, and industrial stocks also made big contributions. Industrial stocks rallied as manufacturing and agricultural businesses demonstrated notable strength. The energy sector’s high return reflected rising oil prices and a gradual clearing of the clouds that have hung over these stocks since the Gulf oil spill. Equipment and service providers were some of the energy sector’s best performers.

The S&P 500 Value Index Fund also benefited from the rally in energy, consumer discretionary, and industrial stocks. Financial stocks, which accounted for almost 27% of fund assets at the end of the period, made one of the largest contributions to performance. The big commercial and investment banks continued to wrestle with a number of challenges, but the long period of low interest rates and accommodative capital markets helped restore the sector’s financial health, positioning financial services providers for growth as the economy grinds into gear.

Weak spots were conspicuous by their absence. In both the Growth and Value Funds, the utilities, telecommunication, and consumer staples sectors produced below-benchmark returns.

The two funds succeeded in capturing most of the returns of their target indexes. Fund returns were within 8 basis points (0.08 percentage point) of the index results, a shortfall consistent with the costs of managing a real-world portfolio. Such performance is a tribute to Vanguard Quantitative Equity Group, the funds’ advisor, which has spent more than 35 years developing and refining index fund management strategies. The funds’ low costs are an important ally in the advisor’s effort to capture the index return.

4

Solid building blocks for a long-term portfolio

It would be wonderful if the exceptional returns produced during the funds’ first few months could be expected to continue forever. The stock market doesn’t work that way, however. Returns are volatile, with periods of strength often followed by stretches of weakness. And, as we have seen in recent weeks, unpredictable events such as those in the Middle East, North Africa, and Japan can disrupt market trends. That’s why we counsel investors to develop allocations to stock, bond, and money market funds in proportions consistent with their goals and ability to withstand the stock market’s occasionally sharp declines.

The new Vanguard S&P 500 Value and Growth Index Funds can be powerful building blocks for such a portfolio. Together with Vanguard 500 Index Fund, they provide comprehensive, low-cost exposure to the large-cap segment of the U.S. stock market.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 14, 2011

S&P 500 Value Index Fund

Fund Profile
As of February 28, 2011

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	339	338	3,845
Median Market Cap	$49.7B	$49.2B	$31.4B
Price/Earnings Ratio	15.8x	15.8x	17.9x
Price/Book Ratio	1.7x	1.7x	2.3x
Yield[3]	1.8%	2.1%	1.6%
Return on Equity	16.3%	16.3%	19.2%
Earnings Growth Rate	–2.5%	–2.4%	5.4%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	18%	—	—
Expense Ratio[5]	0.15%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	7.3%	7.3%	11.8%
Consumer Staples	9.0	9.0	9.1
Energy	18.6	18.6	11.6
Financials	26.8	26.9	16.6
Health Care	8.8	8.7	10.5
Industrials	11.7	11.7	11.4
Information Technology	5.6	5.6	18.9
Materials	3.1	3.1	4.5
Telecommunication
Services	3.1	3.1	2.5
Utilities	6.0	6.0	3.1

Ten Largest Holdings[6] (% of total net assets)

Exxon Mobil Corp.	Integrated Oil &
	Gas	7.2%
General Electric Co.	Industrial
	Conglomerates	3.7
Chevron Corp.	Integrated Oil &
	Gas	3.5
JPMorgan Chase & Co.	Diversified Financial
	Services	3.0
Pfizer Inc.	Pharmaceuticals	2.6
Berkshire Hathaway Inc.	Property & Casualty
Class B	Insurance	2.5
Bank of America Corp.	Diversified Financial
	Services	2.4
Citigroup Inc.	Diversified Financial
	Services	2.3
ConocoPhillips	Integrated Oil &
	Gas	1.9
Wal-Mart Stores Inc.	Hypermarkets &
	Super Centers	1.7
Top Ten		30.8%

Investment Focus

1 S&P 500 Value Index.
2 Dow Jones U.S. Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 Annualized.
5 The expense ratio shown is from the prospectus dated September 7, 2010, and represents estimated costs for the current fiscal year.
For the fiscal period ended February 28, 2011, the annualized expense ratio was 0.15%.
6 The holdings listed exclude any temporary cash investments and equity index products.

S&P 500 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): September 7, 2010, Through February 28, 2011

Total Returns: Period Ended December 31, 2010

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

		Since
	Inception Date	Inception
ETF Shares	9/7/2010
Market Price		14.58%
Net Asset Value		14.56

See Financial Highlights for dividend and capital gains information.

7

S&P 500 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
	Shares		($000)
Common Stocks (99.8%)
Consumer Discretionary (7.2%)
	Home Depot Inc.	4,158	156
	Time Warner Inc.	2,822	108
	Walt Disney Co.	2,210	97
	Lowe’s Cos. Inc.	3,501	92
	Johnson Controls Inc.	1,707	70
*	Ford Motor Co.	3,918	59
	News Corp. Class A	2,445	42
	CBS Corp. Class B	1,737	41
	Target Corp.	776	41
	Fortune Brands Inc.	385	24
	Carnival Corp.	537	23
	Time Warner Cable Inc.	316	23
	Genuine Parts Co.	399	21
	JC Penney Co. Inc.	597	21
	Staples Inc.	923	20
	Stanley Black & Decker Inc.	212	16
*	Kohl’s Corp.	297	16
	Whirlpool Corp.	192	16
	Omnicom Group Inc.	286	14
	Newell Rubbermaid Inc.	734	14
	Harley-Davidson Inc.	337	14
	McGraw-Hill Cos. Inc.	336	13
	H&R Block Inc.	788	12
	Best Buy Co. Inc.	362	12
	Gap Inc.	491	11
	Gannett Co. Inc.	610	10
	Macy’s Inc.	410	10
*	Sears Holdings Corp.	114	9
	VF Corp.	93	9
*	Goodyear Tire & Rubber Co.	613	9
	Leggett & Platt Inc.	371	8
	Mattel Inc.	337	8
	DR Horton Inc.	705	8
*	GameStop Corp. Class A	387	8
	International Game Technology	434	7
	Washington Post Co. Class B	14	6
*	Pulte Group Inc.	829	6

*	AutoNation Inc.	168	6
	Abercrombie & Fitch Co.	95	5
	RadioShack Corp.	287	4
	Lennar Corp. Class A	202	4
	Harman International
	Industries Inc.	75	4
*	Big Lots Inc.	83	3
			1,100
Consumer Staples (9.0%)
	Wal-Mart Stores Inc.	4,971	258
	Procter & Gamble Co.	3,693	233
	CVS Caremark Corp.	3,447	114
	Walgreen Co.	2,348	102
	Altria Group Inc.	3,441	87
	Costco Wholesale Corp.	1,096	82
	Kraft Foods Inc.	2,301	73
	Archer-Daniels-Midland Co.	1,618	60
	Sysco Corp.	1,485	41
	Kroger Co.	1,620	37
	Kimberly-Clark Corp.	405	27
	ConAgra Foods Inc.	1,122	26
	General Mills Inc.	604	23
	JM Smucker Co.	302	21
	Safeway Inc.	938	21
	Molson Coors Brewing Co.
	Class B	399	18
	Lorillard Inc.	209	16
	HJ Heinz Co.	295	15
	Reynolds American Inc.	422	15
	Tyson Foods Inc. Class A	759	14
	Kellogg Co.	248	13
	Sara Lee Corp.	766	13
*	Constellation Brands Inc.
	Class A	462	9
	Clorox Co.	135	9
	Hershey Co.	161	8
	Campbell Soup Co.	229	8
	McCormick & Co. Inc.	131	6
*	Dean Foods Co.	460	5

8

S&P 500 Value Index Fund

			Market
			Value•
		Shares	($000)
	SUPERVALU Inc.	535	5
	Hormel Foods Corp.	138	4
			1,363
Energy (18.5%)
	Exxon Mobil Corp.	12,795	1,094
	Chevron Corp.	5,106	530
	ConocoPhillips	3,728	290
	Occidental Petroleum Corp.	1,030	105
	Marathon Oil Corp.	1,800	89
	Hess Corp.	765	67
	Anadarko Petroleum Corp.	803	66
	Devon Energy Corp.	689	63
	Apache Corp.	497	62
	Halliburton Co.	1,108	52
	Williams Cos. Inc.	1,479	45
	Baker Hughes Inc.	617	44
	Valero Energy Corp.	1,448	41
	EOG Resources Inc.	351	39
	Chesapeake Energy Corp.	1,033	37
	Noble Energy Inc.	246	23
	Spectra Energy Corp.	826	22
*	Nabors Industries Ltd.	728	21
	Murphy Oil Corp.	246	18
	QEP Resources Inc.	448	18
	El Paso Corp.	751	14
*	Rowan Cos. Inc.	322	14
	Sunoco Inc.	303	13
	Range Resources Corp.	209	11
	EQT Corp.	211	10
*	Tesoro Corp.	360	8
	Helmerich & Payne Inc.	122	8
	Noble Corp.	156	7
	Cabot Oil & Gas Corp.	151	7
			2,818
Financials (26.8%)
	JPMorgan Chase & Co.	9,919	463
*	Berkshire Hathaway Inc.
	Class B	4,390	383
	Bank of America Corp.	25,590	366
*	Citigroup Inc.	73,712	345
	Wells Fargo & Co.	6,792	219
	Goldman Sachs Group Inc.	1,297	212
	US Bancorp	4,867	135
	Morgan Stanley	3,838	114
	MetLife Inc.	2,299	109
	Bank of New York
	Mellon Corp.	3,146	96
	PNC Financial Services
	Group Inc.	1,333	82
	Prudential Financial Inc.	1,230	81
	Travelers Cos. Inc.	1,104	66
	Capital One Financial Corp.	1,166	58
	State Street Corp.	1,281	57
	ACE Ltd.	866	55

	CME Group Inc.	171	53
	American Express Co.	1,202	52
	BB&T Corp.	1,770	49
	Chubb Corp.	774	47
	AON Corp.	843	44
	Allstate Corp.	1,374	44
	Marsh & McLennan Cos. Inc.	1,389	42
	SunTrust Banks Inc.	1,279	39
	Progressive Corp.	1,683	35
	Loews Corp.	801	35
	Fifth Third Bancorp	2,332	34
	Weyerhaeuser Co.	1,367	33
	Hartford Financial Services
	Group Inc.	1,122	33
	Discover Financial Services	1,374	30
	Principal Financial Group Inc.	818	28
	Aflac Inc.	468	28
	M&T Bank Corp.	303	27
	Charles Schwab Corp.	1,392	26
	Lincoln National Corp.	806	26
	NYSE Euronext	667	25
	Regions Financial Corp.	3,170	24
	ProLogis	1,452	24
	Unum Group	800	21
	Vornado Realty Trust	224	21
	Northern Trust Corp.	402	21
	XL Group plc Class A	825	19
*	SLM Corp.	1,226	18
	Boston Properties Inc.	189	18
	Host Hotels & Resorts Inc.	950	18
	Comerica Inc.	445	17
	Franklin Resources Inc.	134	17
	Invesco Ltd.	625	17
*	Genworth Financial Inc.
	Class A	1,234	16
	KeyCorp	1,773	16
	Public Storage	141	16
	HCP Inc.	409	16
	Legg Mason Inc.	391	14
	Cincinnati Financial Corp.	412	14
	Kimco Realty Corp.	714	14
	American International
	Group Inc.	365	14
	Torchmark Corp.	205	13
	People’s United Financial Inc.	938	12
	Health Care REIT Inc.	214	11
	Assurant Inc.	274	11
*	NASDAQ OMX Group Inc.	379	11
	Huntington Bancshares Inc.	1,519	10
	Marshall & Ilsley Corp.	1,333	10
	Zions Bancorporation	442	10
	Plum Creek Timber Co. Inc.	218	9
*	E*Trade Financial Corp.	562	9
	Moody’s Corp.	248	8
*	First Horizon National Corp.	665	8

9

S&P 500 Value Index Fund

			Market
			Value•
		Shares	($000)
	Hudson City Bancorp Inc.	605	7
	Leucadia National Corp.	200	7
	Apartment Investment &
	Management Co.	135	4
	Janus Capital Group Inc.	245	3
	Federated Investors Inc.
	Class B	85	2
			4,071
Health Care (8.8%)
	Pfizer Inc.	20,324	391
	Johnson & Johnson	2,787	171
	UnitedHealth Group Inc.	2,791	119
	Merck & Co. Inc.	2,736	89
*	WellPoint Inc.	1,003	67
*	Amgen Inc.	1,108	57
	Bristol-Myers Squibb Co.	2,008	52
	McKesson Corp.	643	51
	Medtronic Inc.	993	40
	Aetna Inc.	1,016	38
	Cardinal Health Inc.	893	37
	Baxter International Inc.	535	28
*	Humana Inc.	427	28
*	Boston Scientific Corp.	3,831	27
*	Thermo Fisher Scientific Inc.	406	23
	Becton Dickinson and Co.	210	17
	Covidien plc	314	16
*	CareFusion Corp.	563	15
	AmerisourceBergen Corp.
	Class A	345	13
*	Zimmer Holdings Inc.	187	12
*	Coventry Health Care Inc.	374	11
	Quest Diagnostics Inc.	197	11
*	Forest Laboratories Inc.	248	8
*	Cephalon Inc.	117	7
	DENTSPLY International Inc.	133	5
	PerkinElmer Inc.	135	3
			1,336
Industrials (11.7%)
	General Electric Co.	27,035	566
	United Parcel Service Inc.
	Class B	1,203	89
	Caterpillar Inc.	740	76
	3M Co.	816	75
	FedEx Corp.	797	72
	United Technologies Corp.	819	68
	Lockheed Martin Corp.	749	59
	Boeing Co.	747	54
	Emerson Electric Co.	863	51
	Northrop Grumman Corp.	738	49
	Union Pacific Corp.	490	47
	Honeywell International Inc.	717	42
	Norfolk Southern Corp.	547	36
	Illinois Tool Works Inc.	595	32
	General Dynamics Corp.	421	32

	Tyco International Ltd.	659	30
	CSX Corp.	382	29
	Waste Management Inc.	740	27
	Danaher Corp.	534	27
	PACCAR Inc.	530	27
	Raytheon Co.	483	25
	Eaton Corp.	223	25
	L-3 Communications
	Holdings Inc.	290	23
	Textron Inc.	692	19
*	Jacobs Engineering Group Inc.	317	16
	Parker Hannifin Corp.	169	15
	Dover Corp.	220	14
	Fluor Corp.	195	14
	Pitney Bowes Inc.	519	13
	ITT Corp.	221	13
	Masco Corp.	905	12
*	Quanta Services Inc.	538	12
	Expeditors International of
	Washington Inc.	237	11
	Southwest Airlines Co.	933	11
	Republic Services Inc. Class A	352	10
	RR Donnelley & Sons Co.	522	10
	Cintas Corp.	327	9
	Robert Half International Inc.	215	7
	Avery Dennison Corp.	170	7
	Ryder System Inc.	132	6
	Iron Mountain Inc.	242	6
	Snap-On Inc.	81	5
	Equifax Inc.	125	4
			1,775
Information Technology (5.6%)
	Intel Corp.	5,944	128
	Hewlett-Packard Co.	2,646	115
*	Cisco Systems Inc.	6,047	112
*	Dell Inc.	4,255	67
	Xerox Corp.	3,538	38
	Applied Materials Inc.	2,078	34
	Corning Inc.	1,476	34
*	Motorola Solutions Inc.	856	33
*	Yahoo! Inc.	1,763	29
*	Motorola Mobility
	Holdings Inc.	749	23
	Automatic Data
	Processing Inc.	452	23
	Fidelity National Information
	Services Inc.	679	22
*	Adobe Systems Inc.	623	21
	Computer Sciences Corp.	394	19
*	NVIDIA Corp.	638	14
	Paychex Inc.	353	12
	KLA-Tencor Corp.	218	11
	Jabil Circuit Inc.	492	11
*	Fiserv Inc.	166	11

10

S&P 500 Value Index Fund

			Market
			Value•
		Shares	($000)
*	Electronic Arts Inc.	477	9
	CA Inc.	322	8
*	MEMC Electronic
	Materials Inc.	574	8
*	Lexmark International Inc.
	Class A	198	7
	VeriSign Inc.	196	7
	Harris Corp.	147	7
*	SAIC Inc.	405	7
	Molex Inc.	221	6
*	LSI Corp.	868	5
*	Novell Inc.	887	5
	Tellabs Inc.	941	5
	National Semiconductor Corp.	322	5
*	Novellus Systems Inc.	123	5
	Total System Services Inc.	248	4
*	Teradyne Inc.	200	4
*	Monster Worldwide Inc.	161	3
*	Compuware Corp.	194	2
			854
Materials (3.1%)
	Dow Chemical Co.	2,945	109
	EI du Pont de Nemours & Co.	954	52
	Monsanto Co.	617	44
	Alcoa Inc.	2,582	43
	Nucor Corp.	806	39
	International Paper Co.	1,116	31
	Air Products & Chemicals Inc.	246	23
	United States Steel Corp.	278	16
	Vulcan Materials Co.	323	15
	PPG Industries Inc.	166	15
*	Owens-Illinois Inc.	417	13
	MeadWestvaco Corp.	429	13
	Sealed Air Corp.	402	11
	Allegheny Technologies Inc.	151	10
	Sherwin-Williams Co.	111	9
	Bemis Co. Inc.	275	9
	Eastman Chemical Co.	90	8
	AK Steel Holding Corp.	281	4
	Airgas Inc.	64	4
*	Titanium Metals Corp.	133	3
			471
Telecommunication Services (3.1%)
	AT&T Inc.	8,697	247
	Verizon Communications Inc.	4,303	159
*	Sprint Nextel Corp.	7,642	33
	CenturyLink Inc.	386	16
	Frontier
	Communications Corp.	1,343	12
	Windstream Corp.	493	6
			473
Utilities (6.0%)
	Exelon Corp.	1,675	70
	Duke Energy Corp.	3,379	61

NextEra Energy Inc.	1,061	59
Southern Co.	1,305	50
PG&E Corp.	1,001	46
American Electric
Power Co. Inc.	1,226	44
Public Service Enterprise
Group Inc.	1,294	42
FirstEnergy Corp.	1,054	40
Dominion Resources Inc.	844	38
Consolidated Edison Inc.	742	37
Progress Energy Inc.	748	34
Entergy Corp.	459	33
Sempra Energy	607	32
PPL Corp.	1,224	31
Edison International	822	30
Xcel Energy Inc.	1,161	28
* AES Corp.	1,689	21
DTE Energy Co.	427	20
Oneok Inc.	268	17
Ameren Corp.	604	17
CenterPoint Energy Inc.	1,061	17
Constellation Energy
Group Inc.	508	16
Northeast Utilities	445	15
NiSource Inc.	701	13
* NRG Energy Inc.	632	13
CMS Energy Corp.	619	12
SCANA Corp.	287	12
Pinnacle West Capital Corp.	273	12
Pepco Holdings Inc.	565	11
TECO Energy Inc.	540	10
Integrys Energy Group Inc.	196	10
Wisconsin Energy Corp.	160	9
Nicor Inc.	115	6
		906
Total Common Stocks
(Cost $13,695)		15,167
Total Investments (99.8%)
(Cost $13,695)		15,167
Other Assets and Liabilities (0.2%)
Other Assets		76
Liabilities		(41)
		35
ETF Shares—Net Assets (100%)
Applicable to 250,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		15,202
Net Asset Value Per Share—
ETF Shares		$60.81

11

S&P 500 Value Index Fund

At February 28, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	13,538
Undistributed Net Investment Income	44
Accumulated Net Realized Gains	148
Unrealized Appreciation (Depreciation)	1,472
Net Assets	15,202

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

12

S&P 500 Value Index Fund

Statement of Operations

September 7, 2010[1] to
February 28, 2011
($000)
Investment Income
Income
Dividends	107
Total Income	107
Expenses
The Vanguard Group—Note B
Management and Administrative	3
Custodian Fees	3
Total Expenses	6
Net Investment Income	101
Realized Net Gain (Loss) on Investment Securities Sold	148
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,472
Net Increase (Decrease) in Net Assets Resulting from Operations	1,721
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

13

S&P 500 Value Index Fund

Statement of Changes in Net Assets

September 7, 2010[1] to
February 28, 2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	101
Realized Net Gain (Loss)	148
Change in Unrealized Appreciation (Depreciation)	1,472
Net Increase (Decrease) in Net Assets Resulting from Operations	1,721
Distributions
Net Investment Income	(57)
Realized Capital Gain	—
Total Distributions	(57)
Capital Share Transactions
Issued	13,538
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	13,538
Total Increase (Decrease)	15,202
Net Assets
Beginning of Period	—
End of Period[2]	15,202

1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $44,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

S&P 500 Value Index Fund

Financial Highlights

ETF Shares
September 7, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$49.93
Investment Operations
Net Investment Income	.554
Net Realized and Unrealized Gain (Loss) on Investments	10.706
Total from Investment Operations	11.260
Distributions
Dividends from Net Investment Income	(.380)
Distributions from Realized Capital Gains	—
Total Distributions	(.380)
Net Asset Value, End of Period	$60.81

Total Return	22.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15
Ratio of Total Expenses to Average Net Assets	0.15%
Ratio of Net Investment Income to Average Net Assets	2.41%
Portfolio Turnover Rate[2]	18%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized. 1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

S&P 500 Value Index Fund

Notes to Financial Statements

Vanguard S&P 500 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Shares as of February 28, 2011. ETF Shares were first issued on September 7, 2010, and first offered to the public on September 9, 2010. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $2,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

16

S&P 500 Value Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2011, the cost of investment securities for tax purposes was $13,695,000. Net unrealized appreciation of investment securities for tax purposes was $1,472,000, consisting of unrealized gains of $1,511,000 on securities that had risen in value since their purchase and $39,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended February 28, 2011, the fund purchased $15,169,000 of investment securities and sold $1,622,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

September 7, 2010[1] to
February 28, 2011
Shares
(000)
ETF Shares
Issued	250
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	250
1 Inception.

G. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

17

S&P 500 Growth Index Fund

Fund Profile
As of February 28, 2011

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	327	327	3,845
Median Market Cap	$49.7B	$49.7B	$31.4B
Price/Earnings Ratio	17.7x	17.7x	17.9x
Price/Book Ratio	3.6x	3.6x	2.3x
Yield[3]	1.5%	1.6%	1.6%
Return on Equity	25.1%	25.1%	19.2%
Earnings Growth Rate	12.6%	12.6%	5.4%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	20%	—	—
Expense Ratio[5]	0.15%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	13.8%	13.8%	11.8%
Consumer Staples	11.2	11.2	9.1
Energy	7.8	7.8	11.6
Financials	5.5	5.5	16.6
Health Care	12.6	12.6	10.5
Industrials	10.5	10.5	11.4
Information Technology	31.4	31.4	18.9
Materials	4.1	4.1	4.5
Telecommunication
Services	2.7	2.7	2.5
Utilities	0.4	0.4	3.1

Ten Largest Holdings[6] (% of total net assets)

Apple Inc.	Computer
	Hardware	5.3%
International Business	IT Consulting &
Machines Corp.	Other Services	3.3
Microsoft Corp.	Systems Software	3.3
Google Inc. Class A	Internet Software &
	Services	2.5
Coca-Cola Co.	Soft Drinks	2.4
Schlumberger Ltd.	Oil &
	Gas Equipment &
	Services	2.1
Oracle Corp.	Systems Software	2.1
Philip Morris	Tobacco
International Inc.		1.9
Johnson & Johnson	Pharmaceuticals	1.7
PepsiCo Inc.	Soft Drinks	1.6
Top Ten		26.2%

Investment Focus

1 S&P 500 Growth Index.
2 Dow Jones U.S. Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 Annualized.
5 The expense ratio shown is from the prospectus dated September 7, 2010, and represents estimated costs for the current fiscal year.
For the fiscal period ended February 28, 2011, the annualized expense ratio was 0.15%.
6 The holdings listed exclude any temporary cash investments and equity index products.

18

S&P 500 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): September 7, 2010, Through February 28, 2011

Total Returns: Period Ended December 31, 2010

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

		Since
	Inception Date	Inception
ETF Shares	9/7/2010
Market Price		17.20%
Net Asset Value		17.18

See Financial Highlights for dividend and capital gains information.

19

S&P 500 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (13.8%)
	McDonald’s Corp.	6,377	483
	Comcast Corp. Class A	16,841	434
*	Amazon.com Inc.	2,141	371
	Walt Disney Co.	6,174	270
*	DIRECTV Class A	5,035	231
	NIKE Inc. Class B	2,309	206
*	Ford Motor Co.	13,321	200
	Viacom Inc. Class B	3,652	163
	Starbucks Corp.	4,477	148
	Yum! Brands Inc.	2,829	142
	News Corp. Class A	7,997	139
*	priceline.com Inc.	296	134
	Target Corp.	2,431	128
	TJX Cos. Inc.	2,392	119
	Time Warner Cable Inc.	1,397	101
	Coach Inc.	1,791	98
*	Bed Bath & Beyond Inc.	1,565	75
*	Discovery
	Communications Inc.
	Class A	1,719	74
	Starwood Hotels &
	Resorts Worldwide Inc.	1,149	70
	Marriott International Inc.
	Class A	1,739	68
	Omnicom Group Inc.	1,129	57
*	Kohl’s Corp.	1,057	57
	Carnival Corp.	1,326	57
	Wynn Resorts Ltd.	454	56
*	NetFlix Inc.	263	54
	Cablevision Systems Corp.
	Class A	1,452	53
	Ross Stores Inc.	724	52
	Limited Brands Inc.	1,599	51
	Polo Ralph Lauren Corp.
	Class A	388	49
*	CarMax Inc.	1,349	48
	Tiffany & Co.	760	47

			Market
			Value•
		Shares	($000)
*	O’Reilly Automotive Inc.	838	47
	Staples Inc.	2,185	47
	Nordstrom Inc.	1,015	46
*	AutoZone Inc.	165	43
	McGraw-Hill Cos. Inc.	1,056	41
	Darden Restaurants Inc.	838	39
*	Interpublic Group of Cos. Inc.	2,952	39
	Stanley Black & Decker Inc.	502	38
	Family Dollar Stores Inc.	760	38
	Macy’s Inc.	1,587	38
	Hasbro Inc.	821	37
	Best Buy Co. Inc.	1,138	37
*	Apollo Group Inc. Class A	763	35
	Mattel Inc.	1,365	34
	Gap Inc.	1,484	33
	Wyndham Worldwide Corp.	1,054	33
*	Urban Outfitters Inc.	775	30
	VF Corp.	304	29
	Scripps Networks
	Interactive Inc. Class A	544	28
	Harley-Davidson Inc.	625	25
	Expedia Inc.	1,220	24
	DeVry Inc.	380	21
	Abercrombie & Fitch Co.	309	18
	International Game Technology	773	13
	Harman International
	Industries Inc.	242	12
*	Big Lots Inc.	262	11
	Lennar Corp. Class A	481	10
			5,081
Consumer Staples (11.2%)
	Coca-Cola Co.	14,015	896
	Philip Morris
	International Inc.	10,952	687
	PepsiCo Inc.	9,566	607
	Procter & Gamble Co.	8,110	511
	Colgate-Palmolive Co.	2,914	229
	Kraft Foods Inc.	5,050	161
	Altria Group Inc.	4,415	112

20

S&P 500 Growth Index Fund

			Market
			Value•
		Shares	($000)
	Kimberly-Clark Corp.	1,503	99
	General Mills Inc.	2,439	91
	Mead Johnson Nutrition Co.	1,237	74
	Avon Products Inc.	2,587	72
	Estee Lauder Cos. Inc.
	Class A	686	65
	HJ Heinz Co.	1,240	62
	Coca-Cola Enterprises Inc.	2,047	54
	Whole Foods Market Inc.	886	52
	Kellogg Co.	930	50
	Dr Pepper Snapple Group Inc.	1,372	49
	Brown-Forman Corp. Class B	627	43
	Reynolds American Inc.	1,044	36
	Clorox Co.	522	35
	Sara Lee Corp.	2,047	35
	Lorillard Inc.	407	31
	Hershey Co.	552	29
	McCormick & Co. Inc.	491	23
	Campbell Soup Co.	612	21
	Hormel Foods Corp.	510	14
			4,138
Energy (7.8%)
	Schlumberger Ltd.	8,235	769
	Occidental Petroleum Corp.	2,453	250
	National Oilwell Varco Inc.	2,535	202
	Apache Corp.	1,132	141
	Halliburton Co.	2,853	134
	Peabody Energy Corp.	1,623	106
	Anadarko Petroleum Corp.	1,078	88
	Devon Energy Corp.	964	88
*	Cameron International Corp.	1,462	87
*	Southwestern Energy Co.	2,089	83
	Baker Hughes Inc.	1,145	81
	EOG Resources Inc.	706	79
	Pioneer Natural
	Resources Co.	698	71
	Consol Energy Inc.	1,359	69
*	FMC Technologies Inc.	721	68
*	Newfield Exploration Co.	809	59
*	Denbury Resources Inc.	2,409	58
	Chesapeake Energy Corp.	1,502	54
	Noble Corp.	1,173	52
	Spectra Energy Corp.	1,959	52
	El Paso Corp.	2,463	46
	Noble Energy Inc.	477	44
	Murphy Oil Corp.	580	43
	Massey Energy Co.	612	39
	Diamond Offshore Drilling Inc.	419	33
	Range Resources Corp.	472	26
	Helmerich & Payne Inc.	351	23
	EQT Corp.	406	20
	Cabot Oil & Gas Corp.	268	12
			2,877

Financials (5.5%)
	Wells Fargo & Co.	15,523	501
	Simon Property Group Inc.	1,768	194
	American Express Co.	3,477	151
	T Rowe Price Group Inc.	1,550	104
	Aflac Inc.	1,736	102
	Equity Residential	1,719	95
	Ameriprise Financial Inc.	1,492	94
	Franklin Resources Inc.	564	71
	AvalonBay Communities Inc.	516	62
	Public Storage	506	57
*	IntercontinentalExchange Inc.	442	57
	Ventas Inc.	947	52
	Charles Schwab Corp.	2,696	51
	HCP Inc.	1,232	47
*	CB Richard Ellis Group Inc.
	Class A	1,746	44
	Vornado Realty Trust	448	42
	Boston Properties Inc.	398	38
	Invesco Ltd.	1,311	35
	Host Hotels & Resorts Inc.	1,770	33
	Northern Trust Corp.	513	26
	Leucadia National Corp.	714	24
	Moody’s Corp.	663	21
	Hudson City Bancorp Inc.	1,748	20
	Health Care REIT Inc.	376	20
	Plum Creek Timber Co. Inc.	448	19
	Kimco Realty Corp.	760	15
	Huntington Bancshares Inc.	1,616	11
	KeyCorp	1,118	10
	Apartment Investment &
	Management Co.	383	10
	Federated Investors Inc.
	Class B	352	10
	Janus Capital Group Inc.	531	7
			2,023
Health Care (12.6%)
	Johnson & Johnson	9,946	611
	Abbott Laboratories	9,330	449
	Merck & Co. Inc.	12,087	394
	Eli Lilly & Co.	6,116	211
*	Gilead Sciences Inc.	4,904	191
*	Express Scripts Inc.	3,175	178
	Medtronic Inc.	4,173	167
*	Medco Health Solutions Inc.	2,563	158
*	Amgen Inc.	3,076	158
*	Celgene Corp.	2,843	151
	Bristol-Myers Squibb Co.	5,584	144
	Allergan Inc.	1,856	138
	Stryker Corp.	2,058	130
	Baxter International Inc.	2,254	120
*	Genzyme Corp.	1,565	118
*	St. Jude Medical Inc.	2,065	99

21

S&P 500 Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Biogen Idec Inc.	1,440	98
*	Agilent Technologies Inc.	2,093	88
*	Thermo Fisher Scientific Inc.	1,441	80
*	Intuitive Surgical Inc.	237	78
	Becton Dickinson and Co.	890	71
	CIGNA Corp.	1,632	69
*	Life Technologies Corp.	1,126	60
*	Mylan Inc.	2,624	60
*	Laboratory Corp. of
	America Holdings	612	55
	CR Bard Inc.	563	55
*	Hospira Inc.	1,007	53
*	Varian Medical Systems Inc.	719	50
*	Zimmer Holdings Inc.	750	47
*	DaVita Inc.	586	47
*	Waters Corp.	550	46
*	Cerner Corp.	430	43
*	Watson Pharmaceuticals Inc.	754	42
*	Forest Laboratories Inc.	1,140	37
	AmerisourceBergen Corp.
	Class A	853	32
	Quest Diagnostics Inc.	468	27
*	Tenet Healthcare Corp.	2,934	21
	DENTSPLY International Inc.	525	20
	Patterson Cos. Inc.	586	20
	PerkinElmer Inc.	394	10
*	Cephalon Inc.	180	10
			4,636
Industrials (10.5%)
	United Technologies Corp.	3,623	303
	Deere & Co.	2,560	231
	United Parcel Service Inc.
	Class B	3,105	229
	3M Co.	2,371	219
	Caterpillar Inc.	2,069	213
	Boeing Co.	2,657	191
	Honeywell International Inc.	3,016	175
	Union Pacific Corp.	1,818	173
	Emerson Electric Co.	2,493	149
	Precision Castparts Corp.	862	122
	Cummins Inc.	1,194	121
	CSX Corp.	1,357	101
	Danaher Corp.	1,975	100
	General Dynamics Corp.	1,274	97
	Ingersoll-Rand plc	1,959	89
	Illinois Tool Works Inc.	1,587	86
	Rockwell Automation Inc.	856	75
	CH Robinson Worldwide Inc.	1,002	72
	Goodrich Corp.	755	65
	Tyco International Ltd.	1,387	63
	Rockwell Collins Inc.	945	61
	Joy Global Inc.	623	61
	Norfolk Southern Corp.	900	59

	Fastenal Co.	888	55
	Raytheon Co.	1,058	54
	Eaton Corp.	485	54
	Parker Hannifin Corp.	576	51
	Roper Industries Inc.	574	48
	PACCAR Inc.	949	48
	WW Grainger Inc.	350	47
*	Stericycle Inc.	515	44
	Fluor Corp.	616	44
	Flowserve Corp.	335	42
	Waste Management Inc.	1,121	41
	Dover Corp.	605	39
	Pall Corp.	697	38
	Expeditors International of
	Washington Inc.	718	34
	ITT Corp.	588	34
	Republic Services Inc.
	Class A	1,022	30
	Southwest Airlines Co.	2,301	27
	Dun & Bradstreet Corp.	300	24
	Iron Mountain Inc.	642	17
	Equifax Inc.	446	16
	Robert Half International Inc.	383	12
	Avery Dennison Corp.	250	10
	Snap-On Inc.	158	9
			3,873
Information Technology (31.5%)
*	Apple Inc.	5,537	1,956
	International Business
	Machines Corp.	7,499	1,214
	Microsoft Corp.	45,431	1,208
*	Google Inc. Class A	1,506	924
	Oracle Corp.	23,364	769
	QUALCOMM Inc.	9,764	582
	Intel Corp.	19,527	419
*	Cisco Systems Inc.	19,069	354
*	EMC Corp.	12,436	338
	Hewlett-Packard Co.	7,392	322
	Texas Instruments Inc.	7,091	252
*	eBay Inc.	6,926	232
	Visa Inc. Class A	2,943	215
*	Cognizant Technology
	Solutions Corp. Class A	1,834	141
	Mastercard Inc. Class A	586	141
*	Juniper Networks Inc.	3,153	139
	Corning Inc.	5,943	137
	Broadcom Corp. Class A	2,748	113
*	NetApp Inc.	2,184	113
	Automatic Data
	Processing Inc.	1,909	95
*	Salesforce.com Inc.	715	95
*	Intuit Inc.	1,688	89
	Western Union Co.	3,962	87

22

S&P 500 Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Symantec Corp.	4,690	85
*	Citrix Systems Inc.	1,130	79
	Altera Corp.	1,889	79
	Analog Devices Inc.	1,805	72
*	SanDisk Corp.	1,418	70
*	Yahoo! Inc.	3,701	61
	Amphenol Corp. Class A	1,053	60
*	F5 Networks Inc.	490	58
*	Micron Technology Inc.	5,175	58
*	Autodesk Inc.	1,369	58
*	Adobe Systems Inc.	1,598	55
*	BMC Software Inc.	1,070	53
	Xilinx Inc.	1,560	52
	Applied Materials Inc.	3,149	52
*	Teradata Corp.	1,005	48
*	First Solar Inc.	325	48
*	Red Hat Inc.	1,154	48
	Linear Technology Corp.	1,357	47
*	NVIDIA Corp.	1,999	45
*	McAfee Inc.	924	44
*	Western Digital Corp.	1,383	42
	Microchip Technology Inc.	1,130	42
*	Akamai Technologies Inc.	1,100	41
	CA Inc.	1,553	38
	Paychex Inc.	1,104	37
*	JDS Uniphase Corp.	1,346	33
*	Fiserv Inc.	513	32
*	Advanced Micro Devices Inc.	3,461	32
	FLIR Systems Inc.	963	31
	KLA-Tencor Corp.	484	24
	VeriSign Inc.	572	20
	Harris Corp.	424	20
*	Electronic Arts Inc.	841	16
*	SAIC Inc.	817	13
*	Teradyne Inc.	624	12
	National Semiconductor Corp.	708	11
*	Novellus Systems Inc.	266	11
*	LSI Corp.	1,601	10
*	Compuware Corp.	831	9
	Molex Inc.	310	9
*	Monster Worldwide Inc.	390	7
	Total System Services Inc.	363	6
			11,603
Materials (4.1%)
	Freeport-McMoRan
	Copper & Gold Inc.	5,685	301
	Praxair Inc.	1,851	184
	EI du Pont de Nemours & Co.	3,253	179
	Newmont Mining Corp.	2,971	164
	Monsanto Co.	1,781	128
	Cliffs Natural Resources Inc.	816	79
	Ecolab Inc.	1,400	68
	Air Products & Chemicals Inc.	711	65

CF Industries Holdings Inc.	429	61
PPG Industries Inc.	590	52
Sigma-Aldrich Corp.	731	47
Ball Corp.	1,066	38
FMC Corp.	434	34
International Flavors &
Fragrances Inc.	480	27
Sherwin-Williams Co.	277	23
Eastman Chemical Co.	221	21
Airgas Inc.	299	19
Allegheny Technologies Inc.	238	16
United States Steel Corp.	208	12
* Titanium Metals Corp.	229	4
		1,522
Telecommunication Services (2.7%)
AT&T Inc.	14,982	425
Verizon Communications Inc.	6,827	252
* American Tower Corp.
Class A	2,410	130
Qwest Communications
International Inc.	10,528	72
CenturyLink Inc.	916	38
Frontier
Communications Corp.	2,824	24
* MetroPCS
Communications Inc.	1,586	23
Windstream Corp.	1,754	22
		986
Utilities (0.4%)
Southern Co.	1,976	75
Dominion Resources Inc.	1,507	69
Wisconsin Energy Corp.	325	19
		163
Total Common Stocks
(Cost $33,312)		36,902
Total Investments (100.1%)
(Cost $33,312)		36,902
Other Assets and Liabilities (–0.1%)
Other Assets		111
Liabilities		(156)
		(45)
ETF Shares—Net Assets (100%)
Applicable to 600,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		36,857
Net Asset Value Per Share—
ETF Shares		$61.43

23

S&P 500 Growth Index Fund

At February 28, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	32,890
Undistributed Net Investment Income	81
Accumulated Net Realized Gains	296
Unrealized Appreciation (Depreciation)	3,590
Net Assets	36,857

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

24

S&P 500 Growth Index Fund

Statement of Operations

September 7, 2010[1] to
February 28, 2011
($000)
Investment Income
Income
Dividends	192
Total Income	192
Expenses
The Vanguard Group—Note B
Management and Administrative	7
Custodian Fees	7
Shareholders’ Reports	2
Total Expenses	16
Net Investment Income	176
Realized Net Gain (Loss) on Investment Securities Sold	296
Change in Unrealized Appreciation (Depreciation) of Investment Securities	3,590
Net Increase (Decrease) in Net Assets Resulting from Operations	4,062
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

25

S&P 500 Growth Index Fund

Statement of Changes in Net Assets

September 7, 2010[1] to
February 28, 2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	176
Realized Net Gain (Loss)	296
Change in Unrealized Appreciation (Depreciation)	3,590
Net Increase (Decrease) in Net Assets Resulting from Operations	4,062
Distributions
Net Investment Income	(95)
Realized Capital Gain	—
Total Distributions	(95)
Capital Share Transactions
Issued	32,890
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	32,890
Total Increase (Decrease)	36,857
Net Assets
Beginning of Period	—
End of Period[2]	36,857
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $81,000.

See accompanying Notes, which are an integral part of the Financial Statements.

26

S&P 500 Growth Index Fund

Financial Highlights

ETF Shares
September 7, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$50.23
Investment Operations
Net Investment Income	.345
Net Realized and Unrealized Gain (Loss) on Investments	11.065
Total from Investment Operations	11.410
Distributions
Dividends from Net Investment Income	(.210)
Distributions from Realized Capital Gains	—
Total Distributions	(.210)
Net Asset Value, End of Period	$61.43

Total Return	22.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37
Ratio of Total Expenses to Average Net Assets	0.15%
Ratio of Net Investment Income to Average Net Assets	1.60%
Portfolio Turnover Rate[2]	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

S&P 500 Growth Index Fund

Notes to Financial Statements

Vanguard S&P 500 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Shares as of February 28, 2011. ETF Shares were first issued on September 7, 2010, and first offered to the public on September 9, 2010. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $6,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

28

S&P 500 Growth Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 28, 2011, the cost of investment securities for tax purposes was $33,312,000. Net unrealized appreciation of investment securities for tax purposes was $3,590,000, consisting of unrealized gains of $3,829,000 on securities that had risen in value since their purchase and $239,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended February 28, 2011, the fund purchased $37,709,000 of investment securities and sold $4,693,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

September 7, 2010[1] to
February 28, 2011
Shares
(000)
ETF Shares
Issued	600
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	600
1 Inception.

G. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

29

Trustees Approve Advisory Arrangement

The board of trustees approved the launch of Vanguard S&P 500 Value Index Fund and S&P 500 Growth Index Fund utilizing an internalized management structure whereby The Vanguard Group, Inc.—through its Quantitative Equity Group—would provide investment advisory services to the funds at cost. The board determined that the investment advisory arrangement with Vanguard was in the best interest of the funds and their prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that, in its management of other Vanguard index funds, the Quantitative Equity Group has a track record of consistent performance and disciplined investment processes. Information about each fund’s performance since inception can be found in the Performance Summary pages of this report.

Cost

The board considered the cost of services to be provided and concluded that the funds’ expense ratios will be below the average expense ratios charged by funds in their peer groups. Information about the funds’ expense ratios appears in the Financial Statements of this report.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and it produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

30

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

31

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

32

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	Chairman Emeritus and Senior Advisor
Business Administration at Dartmouth College.
John J. Brennan
Chairman, 1996–2009
Executive Officers	Chief Executive Officer and President, 1996–2008

Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of	John C. Bogle
the investment companies served by The Vanguard	Chairman and Chief Executive Officer, 1974–1996
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Standard & Poor’s®, S&P ®, Standard & Poor’s 500 ®,
500 ®, S&P 500 Value Index®, and S&P 500 Growth
Direct Investor Account Services > 800-662-2739	Index® are registered trademarks of Standard &
Poor’s Financial Services LLC (”S&P”) and have been
Institutional Investor Services > 800-523-1036	licensed for use by The Vanguard Group, Inc. The
Vanguard mutual funds and ETFs are not sponsored,
Text Telephone for People	endorsed, sold, or promoted by S&P or its Affiliates,
With Hearing Impairment > 800-749-7273	and S&P and its Affiliates make no representation,
This material may be used in conjunction	warranty, or condition regarding the advisability of
with the offering of shares of any Vanguard	buying, selling, or holding units/shares in the funds.
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or
by calling Vanguard at 800-662-2739. The guidelines
are also available from the SEC’s website, sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q18402 042011

Vanguard S&P Small-Cap 600
Index Funds Semiannual Report

February 28, 2011

Vanguard S&P Small-Cap 600 Index Fund
Vanguard S&P Small-Cap 600 Value Index Fund
Vanguard S&P Small-Cap 600 Growth Index Fund

> The Vanguard S&P Small-Cap 600 Index Funds made their debut in the midst of a powerful small-cap rally.

> The funds closely tracked the returns of their respective benchmark indexes.

> The small-cap rally was broad-based, with notable strength in information technology stocks.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
S&P Small-Cap 600 Index Fund	7
S&P Small-Cap 600 Value Index Fund	21
S&P Small-Cap 600 Growth Index Fund	34
Trustees Approve Advisory Arrangement	46
Glossary	47

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for the definitions of investment terms used in this report.
Cover photograph: Jean Maher.

Your Fund’s Total Returns

Period Ended February 28, 2011
	Ticker	Total Returns
	Symbol	Since Inception
Vanguard S&P Small-Cap 600 Index Fund
ETF Shares (Inception: 9/7/2010)	VIOO
Market Price		29.44%
Net Asset Value		29.45
S&P SmallCap 600 Index		29.54
Small-Cap Core Funds Average[1]		30.17

Vanguard S&P Small-Cap 600 Value Index Fund
ETF Shares (Inception: 9/7/2010)	VIOV
Market Price		28.97%
Net Asset Value		28.14
S&P SmallCap 600 Value Index		28.25
Small-Cap Value Funds Average[1]		29.37

Vanguard S&P Small-Cap 600 Growth Index Fund
ETF Shares (Inception: 9/7/2010)	VIOG
Market Price		30.67%
Net Asset Value		30.73
S&P SmallCap 600 Growth Index		30.86
Small-Cap Growth Funds Average[1]		31.97

The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.
1 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

In the brief period since their September 2010 inception, the Vanguard S&P Small-Cap 600 Index Funds produced exceptional returns, benefiting from a powerful rally in small-capitalization stocks.

The returns of the funds’ ETF Shares ranged from 28.14% for Vanguard S&P Small-Cap 600 Value Index Fund to 30.73% for Vanguard S&P Small-Cap 600 Growth Index Fund. (Returns are based on changes in the funds’ net asset values, adjusted to account for dividend distributions during the period.) Vanguard S&P Small-Cap 600 Index Fund, a blend of the Growth and Value Funds, returned 29.45%.

The new S&P Small-Cap 600 Index Funds mark an extension of Vanguard’s equity indexing franchise, which now includes suites of broad-market portfolios benchmarked to the Russell, Standard & Poor’s, and MSCI indexes. Our research indicates that correlation among the returns of the indexes from all three providers is very high. We would expect limited differences in long-term performance from one provider’s index to another.

This report begins with a look at the investment environment throughout the full six months of the new funds’ fiscal half-year and then reviews the drivers of fund performance during their briefer period of operation.

2

A fretful start, an optimistic finish for global stock markets

Stock markets rallied from their midsummer malaise to produce exceptional returns for the six months ended February 28. At the start of the period, the U.S. economy seemed in danger of tipping back into recession. By the end, hopes were high that it had reached escape velocity, propelled by steady job growth and notable strength in the manufacturing sector. Smaller stocks, which are especially sensitive to the rhythms of the business cycle, produced the highest six-month returns.

In Europe, investor optimism subdued sovereign-debt jitters, driving stock prices higher. Developed markets in the Pacific region perked up on signs of recovery in global trade. Australian stocks posted especially strong returns, benefiting from a surge in the prices of metals and other natural resources. Emerging stock markets trailed a few steps behind their developed-market counterparts. Most major currencies appreciated relative to the U.S. dollar, enhancing returns from abroad for U.S.-based investors.

Interest rates rose, depressing bond prices

U.S. interest rates hovered near generational lows early in the period but then moved higher, putting pressure on bond prices. For the six-month period, the broad taxable bond market produced a small negative return. The municipal bond market did worse. Corporate bonds outperformed government debt

Market Barometer
		Total Returns
		Periods Ended February 28, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Stocks
Russell 1000 Index (Large-caps)	28.65%	23.54%	3.17%
Russell 2000 Index (Small-caps)	37.55	32.60	3.80
Dow Jones U.S. Total Stock Market Index	29.24	24.45	3.59
MSCI All Country World Index ex USA (International)	22.16	21.12	4.23

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	–0.83%	4.93%	5.80%
Barclays Capital Municipal Bond Index (Broad tax-exempt market)	–3.51	1.72	4.07
Citigroup 3-Month U.S. Treasury Bill Index	0.06	0.14	2.16

CPI
Consumer Price Index	1.37%	2.11%	2.18%

3

as investors stretched for yield beyond government securities, where rates remained low by historical standards.

As it has since December 2008, the Federal Reserve held its target for short-term interest rates near 0%. This stance kept the returns available from money market instruments such as the 3-month Treasury bill in the same neighborhood.

Funds debuted amid stock market strength

During their first few months of operation, the Vanguard S&P Small-Cap 600 Index Funds benefited from general strength among small stocks. Information technology stocks were exceptional performers, rallying on both consumer enthusiasm for platforms such as tablets and smart phones and signs that business investment is set to pick up. The strength of tech stocks helped all three funds but made an especially big contribution to Vanguard S&P Small-Cap 600 Growth Index Fund. At the end of the period, tech stocks accounted for 25% of the fund’s assets.

Industrial stocks also delivered strong returns. The sector’s transportation companies have benefited from a recovery in domestic and international trade and travel, while makers and marketers of machinery and farm equipment have profited from increased activity on factory floors and fast-rising food prices. The sector made significant contributions to all three funds, particularly Vanguard Small-Cap 600 Value Index Fund. Financials were another source of strength in the

Value Fund, where these stocks accounted for about 24% of assets. Banks continued to wrestle with a number of challenges, but the long period of low interest rates helped the sector repair its battered balance sheets and position itself for growth.

Weak spots were few but included utilities and consumer staples stocks, which produced returns in the double-digit range.

The Vanguard Small-Cap 600 Index Funds succeeded in capturing most of the returns of their target indexes. Fund returns based on NAV were within 13 basis points (0.13 percentage point) of their respective index results, a shortfall consistent with the costs of managing a start-up real-world portfolio. Such performance is a tribute to Vanguard Quantitative Equity Group, the funds’ advisor, which has spent more than 35 years developing and refining index-fund management strategies. The funds’ low costs are an important ally in the advisor’s effort to capture the index return.

Solid building blocks for a long-term portfolio

It would be wonderful if the exceptional returns produced during the funds’ first few months could be expected to continue forever. The stock market doesn’t work that way, however. Returns are volatile, with periods of strength often followed by stretches of weakness. And, as we have seen in recent weeks, unpredictable events such as those in the Middle East, North Africa, and Japan can disrupt market trends. That’s why we counsel investors to develop allocations

4

to stock, bond, and money market funds in proportions consistent with their goals and ability to withstand the stock market’s occasionally sharp declines.

The new Vanguard Small-Cap 600 Index Funds can be powerful building blocks in such a portfolio, providing low-cost exposure to the different segments of U.S. small-cap stocks.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 14, 2011

5

Your Fund’s Performance at a Glance
Inception Through February 28, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard S&P Small-Cap 600 Index Fund
ETF Shares (Inception: 9/7/2010)	$49.81	$64.11	$0.360	$0.000
Vanguard S&P Small-Cap 600
Value Index Fund
ETF Shares (Inception: 9/7/2010)	$49.79	$63.42	$0.370	$0.000
Vanguard S&P Small-Cap 600
Growth Index Fund
ETF Shares (Inception: 9/7/2010)	$49.82	$64.81	$0.310	$0.000

6

S&P Small-Cap 600 Index Fund

Fund Profile
As of February 28, 2011

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	600	600	3,845
Median Market Cap	$1.2B	$1.2B	$31.4B
Price/Earnings Ratio	24.3x	24.3x	17.9x
Price/Book Ratio	2.0x	2.0x	2.3x
Yield[3]	0.8%	1.0%	1.6%
Return on Equity	11.0%	11.0%	19.2%
Earnings Growth Rate	4.6%	4.6%	5.4%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	18%	—	—
Expense Ratio[5]	0.15%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary 14.2%		14.2%	11.8%
Consumer Staples	3.5	3.5	9.1
Energy	6.1	6.1	11.6
Financials	19.1	19.1	16.6
Health Care	12.7	12.7	10.5
Industrials	16.0	16.0	11.4
Information Technology	19.6	19.5	18.9
Materials	4.5	4.5	4.5
Telecommunication
Services	0.6	0.7	2.5
Utilities	3.7	3.7	3.1

Ten Largest Holdings[6] (% of total net assets)

Oil States	Oil & Gas Equipment
International Inc.	& Services	0.7%
Varian Semiconductor	Semiconductor
Equipment Associates Inc. Equipment		0.7
World Fuel Services Corp.	Oil & Gas Refining
	& Marketing	0.6
AMERIGROUP Corp.	Managed
	Health Care	0.6
Cooper Cos. Inc.	Health Care
	Supplies	0.6
Regeneron
Pharmaceuticals Inc.	Biotechnology	0.5
Holly Corp.	Oil & Gas Refining
	& Marketing	0.5
Stifel Financial Corp.	Investment Banking
	& Brokerage	0.5
BioMed Realty Trust Inc.	Office REITs	0.5
Lufkin Industries Inc.	Oil & Gas Equipment
	& Services	0.5
Top Ten		5.7%

Investment Focus

1 S&P SmallCap 600 Index.
2 Dow Jones U.S. Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 Annualized.
5 The expense ratio shown is from the prospectus dated September 7, 2010, and represents estimated costs for the current fiscal year.
For the fiscal period ended February 28, 2011, the annualized expense ratio was 0.15%.
6 The holdings listed exclude any temporary cash investments and equity index products.

7

S&P Small-Cap 600 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): September 7, 2010, Through February 28, 2011

Total Returns: Period Ended December 31, 2010

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

		Since
	Inception Date	Inception
ETF Shares	9/7/2010
Market Price		23.89%
Net Asset Value		23.82

See Financial Highlights for dividend and capital gains information.

8

S&P Small-Cap 600 Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (14.2%)
	Brunswick Corp.	1,130	26
	Wolverine World Wide Inc.	623	23
*	Carter’s Inc.	734	21
*	Iconix Brand Group Inc.	926	20
*	Jo-Ann Stores Inc.	336	20
*	Live Nation
	Entertainment Inc.	1,904	20
*	CROCS Inc.	1,109	20
	Men’s Wearhouse Inc.	674	18
	Hillenbrand Inc.	795	17
*	Coinstar Inc.	404	17
*	JOS A Bank Clothiers Inc.	352	16
*	HSN Inc.	494	16
	Pool Corp.	640	16
*	Childrens Place Retail
	Stores Inc.	331	15
*	OfficeMax Inc.	1,088	15
*	Jack in the Box Inc.	675	15
	Cracker Barrel Old
	Country Store Inc.	293	15
*	Cabela’s Inc.	518	14
	Arbitron Inc.	346	14
	PF Chang’s China Bistro Inc.	296	14
	Buckle Inc.	335	13
	Group 1 Automotive Inc.	307	13
*	Steven Madden Ltd.	297	13
*	Texas Roadhouse Inc. Class A	747	13
	Monro Muffler Brake Inc.	387	13
*	Buffalo Wild Wings Inc.	236	13
*	Genesco Inc.	312	12
*	Capella Education Co.	208	12
	Finish Line Inc. Class A	670	12
*	DineEquity Inc.	200	11
*	Hibbett Sports Inc.	353	11
*	Helen of Troy Ltd.	396	11
*	Vitamin Shoppe Inc.	315	11
*	Ruby Tuesday Inc.	805	11

*	Blue Nile Inc.	186	11
*	BJ’s Restaurants Inc.	291	10
*	Pinnacle Entertainment Inc.	793	10
*	Meritage Homes Corp.	403	10
*	CEC Entertainment Inc.	262	10
*	American Public
	Education Inc.	231	10
	Cato Corp. Class A	382	9
*	Skechers U.S.A. Inc. Class A	439	9
*	Interval Leisure Group Inc.	527	9
	Brown Shoe Co. Inc.	572	9
*	Maidenform Brands Inc.	305	8
*	Pre-Paid Legal Services Inc.	124	8
	PEP Boys-Manny Moe & Jack	649	8
	Stage Stores Inc.	464	8
	Ethan Allen Interiors Inc.	356	8
*	Biglari Holdings Inc.	18	8
*	True Religion Apparel Inc.	319	8
*	Papa John’s International Inc.	253	7
*	Quiksilver Inc.	1,603	7
*	Sonic Corp.	768	7
	Fred’s Inc. Class A	492	7
*	Lumber Liquidators
	Holdings Inc.	290	7
*	Peet’s Coffee & Tea Inc.	157	7
*	Zumiez Inc.	257	7
*	Jakks Pacific Inc.	351	7
*	La-Z-Boy Inc.	646	6
*	Shuffle Master Inc.	672	6
	Sonic Automotive Inc. Class A	438	6
	Callaway Golf Co.	807	6
*	Liz Claiborne Inc.	1,186	6
*	RC2 Corp.	269	6
	Superior Industries
	International Inc.	291	6
*	Corinthian Colleges Inc.	1,079	6
	Drew Industries Inc.	237	5
*	Winnebago Industries Inc.	364	5
*	California Pizza Kitchen Inc.	309	5
*	Universal Electronics Inc.	190	5

9

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
*	Standard Pacific Corp.	1,244	5
	Universal Technical
	Institute Inc.	257	5
*	Red Robin Gourmet
	Burgers Inc.	195	5
	Nutrisystem Inc.	337	4
	Sturm Ruger & Co. Inc.	239	4
	PetMed Express Inc.	289	4
	Oxford Industries Inc.	174	4
	Lithia Motors Inc. Class A	267	4
	Big 5 Sporting Goods Corp.	273	4
	Volcom Inc.	211	4
*	EW Scripps Co. Class A	379	4
*	Perry Ellis International Inc.	123	4
	Marcus Corp.	263	3
*	K-Swiss Inc. Class A	339	3
	Haverty Furniture Cos. Inc.	236	3
*	M/I Homes Inc.	233	3
*	Movado Group Inc.	215	3
	HOT Topic Inc.	558	3
*	Kirkland’s Inc.	195	3
	Standard Motor Products Inc.	237	3
	Christopher & Banks Corp.	448	3
	Stein Mart Inc.	333	3
	Spartan Motors Inc.	413	3
*	Kid Brands Inc.	271	3
*	MarineMax Inc.	277	3
	Blyth Inc.	67	2
*	Coldwater Creek Inc.	768	2
*	Tuesday Morning Corp.	455	2
*	Arctic Cat Inc.	153	2
*	Audiovox Corp. Class A	234	2
*	Ruth’s Hospitality Group Inc.	385	2
*	Multimedia Games Inc.	345	2
	Skyline Corp.	86	2
*	O’Charleys Inc.	236	2
*	Monarch Casino & Resort Inc.	141	1
*	Midas Inc.	180	1
*	Zale Corp.	299	1
			909
Consumer Staples (3.5%)
*	United Natural Foods Inc.	617	26
*	TreeHouse Foods Inc.	451	24
*	Darling International Inc.	1,476	21
	Casey’s General Stores Inc.	482	20
*	Hain Celestial Group Inc.	549	16
	Diamond Foods Inc.	280	14
	Andersons Inc.	238	11
	Snyders-Lance Inc.	591	11
*	Boston Beer Co. Inc. Class A	115	11
	Sanderson Farms Inc.	250	10
	B&G Foods Inc. Class A	602	9
	WD-40 Co.	219	9
	J&J Snack Foods Corp.	177	8
*	Central Garden and Pet Co.
	Class A	696	6

	Nash Finch Co.	153	6
	Cal-Maine Foods Inc.	166	5
	Spartan Stores Inc.	283	4
*	Alliance One International Inc.	1,119	4
*	Medifast Inc.	168	4
	Calavo Growers Inc.	150	4
*	Seneca Foods Corp. Class A	111	3
			226
Energy (6.1%)
*	Oil States International Inc.	645	47
	World Fuel Services Corp.	885	37
	Holly Corp.	565	32
	Lufkin Industries Inc.	382	30
	CARBO Ceramics Inc.	239	30
	SEACOR Holdings Inc.	268	25
*	ION Geophysical Corp.	1,950	25
*	Swift Energy Co.	524	22
*	Bristow Group Inc.	463	22
*	Stone Energy Corp.	623	19
*	Petroleum Development Corp.	300	14
*	Tetra Technologies Inc.	984	14
*	Gulfport Energy Corp.	400	12
	Contango Oil & Gas Co.	163	10
	Penn Virginia Corp.	568	9
*	Hornbeck Offshore
	Services Inc.	291	8
*	Pioneer Drilling Co.	680	8
*	Georesources Inc.	224	7
*	Petroquest Energy Inc.	691	6
	Gulf Island Fabrication Inc.	179	6
*	Basic Energy Services Inc.	289	5
*	Matrix Service Co.	331	5
			393
Financials (19.1%)
*	Stifel Financial Corp.	450	32
	BioMed Realty Trust Inc.	1,648	30
	Mid-America Apartment
	Communities Inc.	438	28
	Home Properties Inc.	475	28
	Entertainment
	Properties Trust	587	28
	Tanger Factory
	Outlet Centers	1,024	27
	National Retail Properties Inc.	1,053	27
*	Signature Bank	515	27
	LaSalle Hotel Properties	935	26
	Kilroy Realty Corp.	664	26
*	ProAssurance Corp.	392	25
*	DiamondRock Hospitality Co.	2,101	25
	Post Properties Inc.	624	24
	Extra Space Storage Inc.	1,116	22
	Delphi Financial Group Inc.	693	21
	Colonial Properties Trust	1,066	21
	Healthcare Realty Trust Inc.	812	19

10

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
*	Portfolio Recovery
	Associates Inc.	220	18
*	Ezcorp Inc. Class A	631	18
	Whitney Holding Corp.	1,215	17
	Umpqua Holdings Corp.	1,466	17
	Medical Properties Trust Inc.	1,426	17
	Cash America
	International Inc.	377	16
	Susquehanna Bancshares Inc.	1,662	16
	EastGroup Properties Inc.	347	16
	UMB Financial Corp.	384	15
	PS Business Parks Inc.	242	15
	Lexington Realty Trust	1,591	15
	Wintrust Financial Corp.	432	14
	Glacier Bancorp Inc.	923	14
	Tower Group Inc.	530	14
	United Bankshares Inc.	493	14
	Sovran Self Storage Inc.	355	14
	Old National Bancorp	1,220	14
	First Financial
	Bankshares Inc.	269	13
	Franklin Street
	Properties Corp.	895	13
	Hancock Holding Co.	380	13
*	First Cash Financial
	Services Inc.	391	13
	Prospect Capital Corp.	1,054	13
	Selective Insurance
	Group Inc.	694	13
	First Financial Bancorp	744	13
	National Penn
	Bancshares Inc.	1,547	12
	RLI Corp.	213	12
*	World Acceptance Corp.	203	12
*	Texas Capital Bancshares Inc.	463	12
	Sterling Bancshares Inc.	1,278	12
	First Midwest Bancorp Inc.	921	11
	PrivateBancorp Inc. Class A	761	11
	Community Bank System Inc.	414	10
	Acadia Realty Trust	522	10
	Employers Holdings Inc.	505	10
*	Investment Technology
	Group Inc.	526	10
	LTC Properties Inc.	341	10
	NBT Bancorp Inc.	447	10
	Pennsylvania Real Estate
	Investment Trust	686	10
	Columbia Banking
	System Inc.	491	10
	Provident Financial
	Services Inc.	655	10
	Infinity Property &
	Casualty Corp.	157	10
	Safety Insurance Group Inc.	196	9
	Getty Realty Corp.	317	9
	Inland Real Estate Corp.	979	9

*	Forestar Group Inc.	457	9
	optionsXpress Holdings Inc.	531	9
*	Piper Jaffray Cos.	209	9
	Interactive Brokers Group Inc.	539	8
	Horace Mann Educators Corp.	490	8
*	Navigators Group Inc.	154	8
*	National Financial
	Partners Corp.	564	8
	First Commonwealth
	Financial Corp.	1,206	8
	Brookline Bancorp Inc.	742	8
	Independent Bank Corp.	265	7
	Bank of the Ozarks Inc.	163	7
	S&T Bancorp Inc.	308	7
	Boston Private Financial
	Holdings Inc.	944	7
*	Pinnacle Financial Partners Inc.	418	7
	Saul Centers Inc.	144	7
	City Holding Co.	191	7
	Home Bancshares Inc.	289	7
	Simmons First National Corp.
	Class A	214	6
	Universal Health Realty
	Income Trust	153	6
	Urstadt Biddle Properties Inc.
	Class A	303	6
	Trustco Bank Corp. NY	965	6
	United Fire & Casualty Co.	264	5
	Dime Community
	Bancshares Inc.	344	5
	Wilmington Trust Corp.	1,169	5
*	Nara Bancorp Inc.	472	5
*	AMERISAFE Inc.	231	5
	Kite Realty Group Trust	794	4
	Parkway Properties Inc.	272	4
	Tompkins Financial Corp.	102	4
*	eHealth Inc.	295	4
	Cedar Shopping Centers Inc.	579	4
*	TradeStation Group Inc.	503	3
	Sterling Bancorp	337	3
	Bank Mutual Corp.	570	3
	Presidential Life Corp.	259	3
	Stewart Information
	Services Corp.	229	3
*	Hanmi Financial Corp.	1,898	2
*	LaBranche & Co. Inc.	458	2
	SWS Group Inc.	356	2
	Wilshire Bancorp Inc.	243	2
*	United Community Banks Inc.	1,171	2
*	First BanCorp	265	1
			1,226
Health Care (12.7%)
*	AMERIGROUP Corp.	632	36
	Cooper Cos. Inc.	583	36
*	Regeneron Pharmaceuticals Inc. 920		33
*	Healthspring Inc.	730	28

11

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
*	Dionex Corp.	223	26
*	HMS Holdings Corp.	347	26
*	Salix Pharmaceuticals Ltd.	729	24
*	Catalyst Health Solutions Inc.	497	22
*	American Medical Systems
	Holdings Inc.	970	21
*	Magellan Health Services Inc.	425	20
	Quality Systems Inc.	244	20
*	Haemonetics Corp.	316	20
*	Centene Corp.	631	19
	Chemed Corp.	291	19
*	PSS World Medical Inc.	701	18
*	Align Technology Inc.	870	18
*	Viropharma Inc.	997	18
*	Parexel International Corp.	750	18
	West Pharmaceutical
	Services Inc.	426	18
*	Cubist Pharmaceuticals Inc.	756	17
*	Par Pharmaceutical Cos. Inc.	450	14
*	Amedisys Inc.	375	13
*	Integra LifeSciences
	Holdings Corp.	259	13
*	Zoll Medical Corp.	268	12
	Invacare Corp.	417	12
*	RehabCare Group Inc.	311	12
*	Hanger Orthopedic Group Inc.	422	11
	Meridian Bioscience Inc.	525	11
*	MWI Veterinary Supply Inc.	162	11
*	Neogen Corp.	294	11
*	Gentiva Health Services Inc.	373	11
*	Cyberonics Inc.	314	10
*	Questcor Pharmaceuticals Inc.	786	10
*	CONMED Corp.	355	9
*	Amsurg Corp. Class A	389	9
*	Savient Pharmaceuticals Inc.	913	9
	Analogic Corp.	161	9
*	IPC The Hospitalist Co. Inc.	213	9
*	Air Methods Corp.	146	9
*	Molina Healthcare Inc.	223	8
	Landauer Inc.	118	7
*	Abaxis Inc.	275	7
	Computer Programs &
	Systems Inc.	135	7
*	Greatbatch Inc.	291	7
*	Bio-Reference Labs Inc.	304	6
*	ICU Medical Inc.	146	6
*	Merit Medical Systems Inc.	353	6
*	Healthways Inc.	428	6
*	LHC Group Inc.	194	6
*	Emergent Biosolutions Inc.	270	6
*	Natus Medical Inc.	357	6
*	Omnicell Inc.	409	6
	Ensign Group Inc.	162	5
*	PharMerica Corp.	385	5
*	Affymetrix Inc.	889	4

*	Symmetry Medical Inc.	451	4
*	Corvel Corp.	81	4
*	Almost Family Inc.	101	4
*	Palomar Medical
	Technologies Inc.	234	4
*	AMN Healthcare Services Inc.	488	4
*	Medcath Corp.	255	4
*	Arqule Inc.	548	4
	Cantel Medical Corp.	157	3
*	eResearchTechnology Inc.	532	3
*	Cross Country Healthcare Inc.	389	3
*	Hi-Tech Pharmacal Co. Inc.	126	3
*	SurModics Inc.	219	3
*	Kensey Nash Corp.	101	3
*	Kendle International Inc.	188	2
*	Cambrex Corp.	369	2
*	CryoLife Inc.	359	2
*	Enzo Biochem Inc.	418	2
*	LCA-Vision Inc.	234	2
			816
Industrials (16.0%)
*	Esterline Technologies Corp.	380	27
*	EMCOR Group Inc.	842	27
	CLARCOR Inc.	640	26
*	Moog Inc. Class A	578	26
	Toro Co.	397	25
	Actuant Corp. Class A	862	24
	Robbins & Myers Inc.	570	24
*	Teledyne Technologies Inc.	462	24
	Brady Corp. Class A	670	24
	Belden Inc.	597	22
	Curtiss-Wright Corp.	588	22
*	Geo Group Inc.	822	21
*	United Stationers Inc.	291	20
*	Tetra Tech Inc.	789	19
	Triumph Group Inc.	211	18
	AO Smith Corp.	427	17
	Kaydon Corp.	428	17
*	II-VI Inc.	326	17
*	Old Dominion Freight Line Inc.	537	17
	Mueller Industries Inc.	485	16
*	HUB Group Inc. Class A	469	16
	ABM Industries Inc.	605	16
	Applied Industrial
	Technologies Inc.	483	15
	Healthcare Services Group Inc.	846	15
	Knight Transportation Inc.	793	15
	Watts Water Technologies Inc.
	Class A	376	15
	Simpson Manufacturing Co. Inc.	508	15
*	AAR Corp.	507	14
	Interface Inc. Class A	815	14
*	Orbital Sciences Corp.	748	13
	ESCO Technologies Inc.	344	13

12

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
*	Insituform Technologies Inc.
	Class A	503	13
	Briggs & Stratton Corp.	627	13
	Barnes Group Inc.	587	12
*	Ceradyne Inc.	312	12
	Skywest Inc.	698	12
	Lindsay Corp.	162	11
	American Science &
	Engineering Inc.	117	11
	Heartland Express Inc.	657	11
	Forward Air Corp.	362	11
	Unifirst Corp.	190	11
*	EnPro Industries Inc.	268	11
*	Mobile Mini Inc.	457	10
	Cubic Corp.	206	10
	Kaman Corp.	323	10
*	SYKES Enterprises Inc.	510	9
*	SFN Group Inc.	683	9
*	TrueBlue Inc.	549	9
	Quanex Building
	Products Corp.	465	9
	Universal Forest Products Inc.	251	9
*	Astec Industries Inc.	249	9
	CIRCOR International Inc.	213	8
	Albany International Corp.	346	8
	Administaff Inc.	277	8
	National Presto Industries Inc.	65	8
	Allegiant Travel Co. Class A	191	8
*	Dycom Industries Inc.	441	8
	G&K Services Inc. Class A	233	8
	Arkansas Best Corp.	317	8
	Badger Meter Inc.	188	7
*	Griffon Corp.	610	7
*	Kelly Services Inc. Class A	348	7
*	Consolidated Graphics Inc.	134	7
*	Exponent Inc.	173	7
	John Bean Technologies Corp.	352	7
	AZZ Inc.	155	7
	Comfort Systems USA Inc.	476	6
	Heidrick & Struggles
	International Inc.	219	6
*	Navigant Consulting Inc.	631	6
	Viad Corp.	257	6
	Cascade Corp.	115	6
	Encore Wire Corp.	239	6
	Tredegar Corp.	285	6
*	Aerovironment Inc.	188	5
	Standex International Corp.	158	5
	Federal Signal Corp.	778	5
	Apogee Enterprises Inc.	351	5
*	On Assignment Inc.	456	5
*	Dolan Co.	381	5
	AAON Inc.	147	4
*	Orion Marine Group Inc.	337	4
*	Gibraltar Industries Inc.	379	4

*	Powell Industries Inc.	109	4
*	GenCorp Inc.	728	4
	Vicor Corp.	245	4
*	School Specialty Inc.	201	3
*	NCI Building Systems Inc.	211	3
	CDI Corp.	160	2
*	Lydall Inc.	213	2
	Lawson Products Inc.	50	1
	Standard Register Co.	159	1
			1,027
Information Technology (19.5%)
*	Varian Semiconductor
	Equipment Associates Inc.	939	45
*	TriQuint Semiconductor Inc.	2,028	29
	Anixter International Inc.	358	26
*	Wright Express Corp.	491	25
*	Progress Software Corp.	828	24
*	Veeco Instruments Inc.	506	24
*	Microsemi Corp.	1,053	23
*	CACI International Inc. Class A	388	23
*	Viasat Inc.	516	21
*	Arris Group Inc.	1,557	21
*	CommVault Systems Inc.	554	20
	MKS Instruments Inc.	647	19
*	Hittite Microwave Corp.	312	19
*	Cymer Inc.	378	19
*	Take-Two Interactive
	Software Inc.	1,091	18
*	j2 Global Communications Inc.	584	17
*	Taleo Corp. Class A	512	17
*	JDA Software Group Inc.	560	17
*	FEI Co.	492	17
	MAXIMUS Inc.	221	16
*	Plexus Corp.	517	16
*	Blue Coat Systems Inc.	547	15
	Littelfuse Inc.	286	15
	Blackbaud Inc.	562	15
*	Netgear Inc.	455	15
*	Benchmark Electronics Inc.	773	15
	Power Integrations Inc.	361	14
*	Rofin-Sinar Technologies Inc.	368	14
	Cognex Corp.	510	14
*	Cabot Microelectronics Corp.	288	14
*	Diodes Inc.	465	13
*	MicroStrategy Inc. Class A	107	13
*	Synaptics Inc.	427	13
*	Scansource Inc.	344	13
*	Ebix Inc.	477	13
*	Harmonic Inc.	1,217	12
*	Stratasys Inc.	257	12
*	Netscout Systems Inc.	451	11
*	Tessera Technologies Inc.	647	11
*	Websense Inc.	523	11
*	Checkpoint Systems Inc.	510	11
*	Brightpoint Inc.	861	11

13

S&P Small-Cap 600 Index Fund

			Market
			Value•
	Shares		($000)
*	SYNNEX Corp.	307	11
*	DealerTrack Holdings Inc.	528	11
*	Insight Enterprises Inc.	579	11
*	Synchronoss Technologies Inc.	303	10
*	Brooks Automation Inc.	816	10
*	DTS Inc.	224	10
*	DG FastChannel Inc.	302	10
*	Sourcefire Inc.	363	10
	Heartland Payment
	Systems Inc.	497	10
*	TTM Technologies Inc.	542	10
	Comtech
	Telecommunications Corp.	348	9
*	Rogers Corp.	198	9
*	Bottomline Technologies Inc.	418	9
	MTS Systems Corp.	199	9
*	OSI Systems Inc.	244	9
*	comScore Inc.	330	9
	Black Box Corp.	232	9
*	Manhattan Associates Inc.	272	9
*	Volterra Semiconductor Corp.	336	8
*	Kulicke & Soffa Industries Inc.	879	8
	Micrel Inc.	622	8
*	CSG Systems International Inc.	427	8
*	TeleTech Holdings Inc.	363	8
	Park Electrochemical Corp.	258	8
*	Avid Technology Inc.	362	8
*	RightNow Technologies Inc.	293	8
*	Advanced Energy
	Industries Inc.	479	8
*	Newport Corp.	461	8
*	Ultratech Inc.	301	7
*	Standard Microsystems Corp.	279	7
*	Tyler Technologies Inc.	331	7
*	FARO Technologies Inc.	204	7
*	Radiant Systems Inc.	424	7
*	LogMeIn Inc.	202	7
*	ATMI Inc.	394	7
*	Mercury Computer
	Systems Inc.	370	7
*	Intermec Inc.	620	7
*	Monolithic Power Systems Inc.	450	7
*	Oplink Communications Inc.	254	7
	iGate Corp.	363	7
*	Ceva Inc.	288	7
	United Online Inc.	1,092	7
*	Tekelec	854	7
	Forrester Research Inc.	180	7
*	Interactive Intelligence Inc.	177	6
*	Epicor Software Corp.	573	6
	EPIQ Systems Inc.	422	6
*	Cardtronics Inc.	303	6
	Methode Electronics Inc.	464	5
	Daktronics Inc.	461	5
	CTS Corp.	427	5

*	THQ Inc.	849	5
*	Sigma Designs Inc.	339	5
*	Perficient Inc.	372	5
*	Super Micro Computer Inc.	306	5
*	Electro Scientific Industries Inc.	295	4
	Cohu Inc.	295	4
*	Rudolph Technologies Inc.	390	4
*	Ciber Inc.	870	4
*	Knot Inc.	377	4
*	EMS Technologies Inc.	191	4
*	Supertex Inc.	162	4
*	Kopin Corp.	835	4
*	Infospace Inc.	451	4
*	Smith Micro Software Inc.	383	4
*	Exar Corp.	551	4
*	Intevac Inc.	279	4
*	Digi International Inc.	313	3
*	Liquidity Services Inc.	213	3
*	Pericom Semiconductor Corp.	320	3
	Bel Fuse Inc. Class B	146	3
	Pulse Electronics Corp.	518	3
*	Symmetricom Inc.	550	3
*	Integral Systems Inc.	220	3
*	Gerber Scientific Inc.	315	3
*	Radisys Corp.	301	3
*	Novatel Wireless Inc.	393	2
*	DSP Group Inc.	292	2
*	NCI Inc. Class A	98	2
	Stamps.com Inc.	148	2
*	PC-Tel Inc.	239	2
*	Network Equipment
	Technologies Inc.	377	1
*	LoJack Corp.	229	1
*	Tollgrade Communications Inc.	129	1
*	Agilysys Inc.	251	1
*	Hutchinson Technology Inc.	293	1
*	StarTek Inc.	149	1
			1,248
Materials (4.5%)
	Eagle Materials Inc.	567	18
*	PolyOne Corp.	1,197	17
	Texas Industries Inc.	356	15
*	OM Group Inc.	396	14
	HB Fuller Co.	633	14
	Buckeye Technologies Inc.	509	13
	Balchem Corp.	365	13
	Schweitzer-Mauduit
	International Inc.	228	12
*	Century Aluminum Co.	730	12
*	Clearwater Paper Corp.	148	12
	Arch Chemicals Inc.	324	12
*	RTI International Metals Inc.	389	11
*	Brush Engineered Materials Inc. 253		11
*	Calgon Carbon Corp.	728	10
	AMCOL International Corp.	313	10

14

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
*	STR Holdings Inc.	519	9
	Kaiser Aluminum Corp.	183	9
	A Schulman Inc.	395	9
	Deltic Timber Corp.	141	9
*	KapStone Paper and
	Packaging Corp.	477	8
	Stepan Co.	101	7
*	LSB Industries Inc.	201	6
	Quaker Chemical Corp.	150	6
	Wausau Paper Corp.	617	5
	Myers Industries Inc.	439	4
	Zep Inc.	273	4
*	Headwaters Inc.	758	4
*	AM Castle & Co.	209	4
	Neenah Paper Inc.	185	4
	Olympic Steel Inc.	114	3
	American Vanguard Corp.	261	2
			287
Telecommunication Services (0.7%)
*	Neutral Tandem Inc.	415	7
	NTELOS Holdings Corp.	364	7
*	Cincinnati Bell Inc.	2,561	7
*	General Communication Inc.
	Class A	510	6
*	Cbeyond Inc.	383	5
	Atlantic Tele-Network Inc.	112	5
	USA Mobility Inc.	277	4
			41
Utilities (3.7%)
	Piedmont Natural Gas Co. Inc.	909	27
	Southwest Gas Corp.	578	22
	New Jersey Resources Corp.	525	22
	South Jersey Industries Inc.	381	21
	UIL Holdings Corp.	635	19
	Unisource Energy Corp.	466	17
	Northwest Natural Gas Co.	339	16
	Avista Corp.	710	16
*	El Paso Electric Co.	541	15
	Allete Inc.	399	15
	NorthWestern Corp.	466	14
	Laclede Group Inc.	288	11

CH Energy Group Inc.	196	10
American States Water Co.	233	8
Central Vermont Public
Service Corp.	156	3
		236
Total Common Stocks
(Cost $5,191)		6,409
Total Investments (100.0%)
(Cost $5,191)		6,409
Other Assets and Liabilities (0.0%)
Other Assets		53
Liabilities		(51)
		2
Net Assets (100%)
Applicable to 100,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		6,411
Net Asset Value Per Share—
ETF Shares		$64.11

At February 28, 2011, net assets consisted of:
		Amount
		($000)
Paid-in Capital		5,110
Undistributed Net Investment Income		6
Accumulated Net Realized Gains		77
Unrealized Appreciation (Depreciation)		1,218
Net Assets		6,411

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
See accompanying Notes, which are an integral part of the Financial Statements.

15

S&P Small-Cap 600 Index Fund

Statement of Operations

September 7, 2010[1] to
February 28, 2011
($000)
Investment Income
Income
Dividends	46
Total Income	46
Expenses
The Vanguard Group—Note B
Management and Administrative	2
Custodian Fees	2
Total Expenses	4
Net Investment Income	42
Realized Net Gain (Loss) on Investment Securities Sold	372
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,218
Net Increase (Decrease) in Net Assets Resulting from Operations	1,632
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

16

S&P Small-Cap 600 Index Fund

Statement of Changes in Net Assets

September 7,
2010[1] to
February 28,
2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	42
Realized Net Gain (Loss)	372
Change in Unrealized Appreciation (Depreciation)	1,218
Net Increase (Decrease) in Net Assets Resulting from Operations	1,632
Distributions
Net Investment Income
Institutional Shares	—
ETF Shares	(36)
Realized Capital Gain
Institutional Shares	—
ETF Shares	—
Total Distributions	(36)
Capital Share Transactions
Institutional Shares	(2)
ETF Shares	4,817
Net Increase (Decrease) from Capital Share Transactions	4,815
Total Increase (Decrease)	6,411
Net Assets
Beginning of Period	—
End of Period[2]	6,411
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $6,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

S&P Small-Cap 600 Index Fund

Financial Highlights

ETF Shares
September 7, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$49.81
Investment Operations
Net Investment Income	.422
Net Realized and Unrealized Gain (Loss) on Investments	14.238
Total from Investment Operations	14.660
Distributions
Dividends from Net Investment Income	(.360)
Distributions from Realized Capital Gains	—
Total Distributions	(.360)
Net Asset Value, End of Period	$64.11

Total Return	29.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6
Ratio of Total Expenses to Average Net Assets	0.15%
Ratio of Net Investment Income to Average Net Assets	1.40%
Portfolio Turnover Rate[2]	18%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

S&P Small-Cap 600 Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on December 15, 2010. On December 17, 2010, the sole shareholder redeemed all shares. As of February 28, 2011, there were no investors in the Institutional share class. ETF Shares were first issued on September 7, 2010, and first offered to the public on September 9, 2010. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $1,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

19

S&P Small-Cap 600 Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the period ended February 28, 2011, the fund realized $295,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 28, 2011, the cost of investment securities for tax purposes was $5,191,000. Net unrealized appreciation of investment securities for tax purposes was $1,218,000, consisting of unrealized gains of $1,268,000 on securities that had risen in value since their purchase and $50,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended February 28, 2011, the fund purchased $8,243,000 of investment securities and sold $3,423,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

		Inception[1] to
		February 28, 2011
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	110	1
Issued in Lieu of Cash Distributions	—	—
Redeemed	(112)	(1)
Net Increase (Decrease)—Institutional Shares	(2)	—
ETF Shares
Issued	7,569	150
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,752)	(50)
Net Increase (Decrease)—ETF Shares	4,817	100
1 Inception was September 7, 2010, for ETF Shares and December 15, 2010, for Institutional Shares. On December 17, 2010, the sole shareholder in the Institutional share class redeemed all shares. As of February 28, 2011, there were no investors in the Institutional share class.

G. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

20

S&P Small-Cap 600 Value Index Fund

Fund Profile
As of February 28, 2011

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	433	433	3,845
Median Market Cap	$1.1B	$1.1B	$31.4B
Price/Earnings Ratio	25.6x	25.5x	17.9x
Price/Book Ratio	1.6x	1.6x	2.3x
Yield[3]	1.0%	1.3%	1.6%
Return on Equity	8.9%	8.9%	19.2%
Earnings Growth Rate	–2.2%	–2.2%	5.4%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	28%	—	—
Expense Ratio[5]	0.20%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	11.7%	11.7%	11.8%
Consumer Staples	3.2	3.2	9.1
Energy	6.6	6.6	11.6
Financials	23.6	23.7	16.6
Health Care	6.7	6.7	10.5
Industrials	22.1	22.1	11.4
Information Technology	14.1	14.0	18.9
Materials	5.3	5.3	4.5
Telecommunication
Services	0.5	0.5	2.5
Utilities	6.2	6.2	3.1

Ten Largest Holdings[6] (% of total net assets)

World Fuel Services Corp.	Oil & Gas Refining
	& Marketing	1.1%
Holly Corp.	Oil & Gas Refining
	& Marketing	1.0
Esterline	Aerospace &
Technologies Corp.	Defense	0.8
EMCOR Group Inc.	Construction &
	Engineering	0.8
Moog Inc. Class A	Aerospace &
	Defense	0.8
Anixter International Inc.	Technology
	Distributors	0.8
ProAssurance Corp.	Property &
	Casualty Insurance	0.8
Actuant Corp. Class A	Industrial Machinery	0.8
Teledyne	Aerospace &
Technologies Inc.	Defense	0.7
Brady Corp. Class A	Electrical
	Components
	& Equipment	0.7
Top Ten		8.3%

Investment Focus

1 S&P SmallCap 600 Value Index.
2 Dow Jones U.S. Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 Annualized.
5 The expense ratio shown is from the prospectus dated September 7, 2010, and represents estimated costs for the current fiscal year.
For the fiscal period ended February 28, 2011, the annualized expense ratio was 0.20%.
6 The holdings listed exclude any temporary cash investments and equity index products.

21

S&P Small-Cap 600 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): September 7, 2010, Through February 28, 2011

Total Returns: Period Ended December 31, 2010

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

		Since
	Inception Date	Inception
ETF Shares	9/7/2010
Market Price		23.12%
Net Asset Value		23.05

See Financial Highlights for dividend and capital gains information.

22

S&P Small-Cap 600 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.7%)
*	Live Nation Entertainment Inc.	3,697	39
	Pool Corp.	1,224	31
*	OfficeMax Inc.	2,102	29
*	Jack in the Box Inc.	1,301	29
	Brunswick Corp.	1,084	25
	Group 1 Automotive Inc.	584	25
*	Ruby Tuesday Inc.	1,590	21
*	Helen of Troy Ltd.	749	21
*	Meritage Homes Corp.	783	20
	Wolverine World Wide Inc.	511	19
	Hillenbrand Inc.	835	18
*	Skechers U.S.A. Inc. Class A	824	17
	Brown Shoe Co. Inc.	1,064	16
	PEP Boys-Manny Moe & Jack	1,285	16
*	Childrens Place Retail
	Stores Inc.	351	16
	Stage Stores Inc.	916	16
	Men’s Wearhouse Inc.	593	16
	Ethan Allen Interiors Inc.	697	15
*	Quiksilver Inc.	3,244	14
*	Vitamin Shoppe Inc.	395	14
	Fred’s Inc. Class A	983	14
*	La-Z-Boy Inc.	1,300	13
	Sonic Automotive Inc. Class A	886	13
	Callaway Golf Co.	1,614	12
*	Pinnacle Entertainment Inc.	861	11
	Drew Industries Inc.	479	11
*	Corinthian Colleges Inc.	2,114	11
*	Winnebago Industries Inc.	730	11
*	Genesco Inc.	259	10
*	Standard Pacific Corp.	2,489	10
*	Red Robin Gourmet
	Burgers Inc.	388	9
*	Sonic Corp.	958	9
	Lithia Motors Inc. Class A	545	8
*	Liz Claiborne Inc.	1,585	8
*	Jakks Pacific Inc.	428	8

	Finish Line Inc. Class A	427	7
	Superior Industries
	International Inc.	372	7
*	RC2 Corp.	326	7
	Marcus Corp.	542	7
*	K-Swiss Inc. Class A	681	7
	Cato Corp. Class A	280	7
*	Papa John’s International Inc.	227	7
	Haverty Furniture Cos. Inc.	466	6
*	M/I Homes Inc.	460	6
*	Movado Group Inc.	434	6
	HOT Topic Inc.	1,103	6
*	Shuffle Master Inc.	605	6
	Standard Motor Products Inc.	485	6
	Stein Mart Inc.	675	6
	Christopher & Banks Corp.	888	5
	Spartan Motors Inc.	817	5
*	MarineMax Inc.	548	5
	Blyth Inc.	137	5
	Nutrisystem Inc.	342	5
*	EW Scripps Co. Class A	469	4
*	Coldwater Creek Inc.	1,505	4
*	Tuesday Morning Corp.	902	4
	Oxford Industries Inc.	164	4
*	Arctic Cat Inc.	304	4
*	Ruth’s Hospitality Group Inc.	764	4
*	Audiovox Corp. Class A	460	4
*	Multimedia Games Inc.	692	4
	Big 5 Sporting Goods Corp.	257	4
*	Perry Ellis International Inc.	110	3
*	O’Charleys Inc.	468	3
*	Midas Inc.	356	3
*	Zale Corp.	590	2
	Skyline Corp.	117	2
*	Monarch Casino & Resort Inc.	181	2
			742
Consumer Staples (3.2%)
	Casey’s General Stores Inc.	937	39
*	United Natural Foods Inc.	469	20

23

S&P Small-Cap 600 Value Index Fund

			Market
			Value•
		Shares	($000)
	Sanderson Farms Inc.	472	20
*	Hain Celestial Group Inc.	636	19
*	Central Garden and Pet Co.
	Class A	1,375	13
	Nash Finch Co.	303	12
	Diamond Foods Inc.	220	11
	Andersons Inc.	217	10
	Snyders-Lance Inc.	568	10
	Spartan Stores Inc.	567	9
*	Alliance One International Inc.	2,181	8
	WD-40 Co.	192	8
	B&G Foods Inc. Class A	495	7
*	Seneca Foods Corp. Class A	230	6
	J&J Snack Foods Corp.	146	6
	Cal-Maine Foods Inc.	124	4
			202
Energy (6.6%)
	World Fuel Services Corp.	1,704	71
	Holly Corp.	1,094	62
*	Bristow Group Inc.	897	43
*	Swift Energy Co.	655	28
	Lufkin Industries Inc.	330	26
*	Tetra Technologies Inc.	1,866	26
*	ION Geophysical Corp.	1,898	24
	Penn Virginia Corp.	1,117	18
*	Petroleum Development Corp.	376	18
	SEACOR Holdings Inc.	175	16
*	Hornbeck Offshore
	Services Inc.	565	16
*	Stone Energy Corp.	522	16
*	Pioneer Drilling Co.	1,344	15
	Gulf Island Fabrication Inc.	359	11
*	Matrix Service Co.	654	9
*	Petroquest Energy Inc.	794	7
*	Basic Energy Services Inc.	353	7
*	Georesources Inc.	96	3
			416
Financials (23.8%)
*	ProAssurance Corp.	760	48
	Delphi Financial Group Inc.	1,344	42
	Whitney Holding Corp.	2,385	34
	Umpqua Holdings Corp.	2,827	32
	LaSalle Hotel Properties	1,134	32
	BioMed Realty Trust Inc.	1,710	31
	Susquehanna
	Bancshares Inc.	3,190	31
	Kilroy Realty Corp.	734	28
	Wintrust Financial Corp.	846	28
	Entertainment
	Properties Trust	584	28
	Glacier Bancorp Inc.	1,765	28
	United Bankshares Inc.	945	27
*	DiamondRock Hospitality Co.	2,264	27
	Old National Bancorp	2,339	26
	Post Properties Inc.	657	26

	Franklin Street
	Properties Corp.	1,704	26
	Hancock Holding Co.	725	25
	Prospect Capital Corp.	2,059	25
	Colonial Properties Trust	1,235	24
	Selective Insurance Group Inc.	1,314	24
	Healthcare Realty Trust Inc.	1,009	24
	RLI Corp.	405	23
	Home Properties Inc.	386	23
*	Texas Capital Bancshares Inc.	899	23
	Sterling Bancshares Inc.	2,499	23
	Mid-America Apartment
	Communities Inc.	343	22
	First Midwest Bancorp Inc.	1,817	22
	PrivateBancorp Inc. Class A	1,436	21
	National Retail Properties Inc.	795	20
	Extra Space Storage Inc.	1,025	20
*	Investment Technology
	Group Inc.	1,021	20
	Employers Holdings Inc.	971	20
	Columbia Banking System Inc.	963	19
	NBT Bancorp Inc.	843	19
	Infinity Property &
	Casualty Corp.	304	18
	UMB Financial Corp.	460	18
	Safety Insurance Group Inc.	367	18
	Lexington Realty Trust	1,845	18
	National Penn Bancshares Inc.	2,090	17
	Horace Mann Educators Corp.	965	16
*	Piper Jaffray Cos.	389	16
	Interactive Brokers Group Inc.	1,031	16
	Sovran Self Storage Inc.	410	16
*	Navigators Group Inc.	303	16
	Brookline Bancorp Inc.	1,480	15
	First Commonwealth
	Financial Corp.	2,286	15
	PS Business Parks Inc.	230	15
	Independent Bank Corp.	532	14
	First Financial Bankshares Inc.	282	14
	S&T Bancorp Inc.	621	14
	Boston Private Financial
	Holdings Inc.	1,916	14
*	Pinnacle Financial Partners Inc.	844	13
	Community Bank System Inc.	531	13
	City Holding Co.	389	13
	First Financial Bancorp	785	13
	EastGroup Properties Inc.	290	13
	Provident Financial
	Services Inc.	871	13
	Medical Properties Trust Inc.	1,060	12
	Simmons First National Corp.
	Class A	432	12
	Home Bancshares Inc.	549	12
	Inland Real Estate Corp.	1,271	12
	Tower Group Inc.	437	12

24

S&P Small-Cap 600 Value Index Fund

			Market
			Value•
		Shares	($000)
	Trustco Bank Corp. NY	1,933	12
	United Fire & Casualty Co.	533	11
	Pennsylvania Real Estate
	Investment Trust	721	10
	Wilmington Trust Corp.	2,292	10
*	Nara Bancorp Inc.	952	10
	LTC Properties Inc.	328	10
*	AMERISAFE Inc.	460	9
	Parkway Properties Inc.	549	9
	Kite Realty Group Trust	1,569	9
*	National Financial
	Partners Corp.	590	8
	Acadia Realty Trust	414	8
	Cedar Shopping Centers Inc.	1,178	7
	Universal Health Realty
	Income Trust	172	7
*	TradeStation Group Inc.	1,002	7
	Sterling Bancorp	666	7
*	Forestar Group Inc.	347	7
	Getty Realty Corp.	217	6
	Dime Community
	Bancshares Inc.	388	6
	Urstadt Biddle Properties Inc.
	Class A	283	6
	Bank of the Ozarks Inc.	127	5
	Presidential Life Corp.	526	5
	Bank Mutual Corp.	1,128	5
	Saul Centers Inc.	113	5
	Stewart Information
	Services Corp.	456	5
	Tompkins Financial Corp.	123	5
*	Hanmi Financial Corp.	3,753	5
	SWS Group Inc.	722	4
*	LaBranche & Co. Inc.	912	4
	Wilshire Bancorp Inc.	484	3
*	United Community Banks Inc.	2,328	3
*	First BanCorp	525	2
			1,509
Health Care (6.6%)
*	Centene Corp.	1,215	37
*	AMERIGROUP Corp.	473	27
*	Amedisys Inc.	712	26
	Invacare Corp.	793	24
*	RehabCare Group Inc.	611	23
*	Hanger Orthopedic Group Inc.	791	21
*	Gentiva Health Services Inc.	728	21
	West Pharmaceutical
	Services Inc.	463	19
*	CONMED Corp.	685	18
*	Amsurg Corp. Class A	753	18
*	PSS World Medical Inc.	636	17
*	Molina Healthcare Inc.	410	14
*	Magellan Health Services Inc.	294	14
*	Healthways Inc.	860	12
	Meridian Bioscience Inc.	427	9

*	Affymetrix Inc.	1,770	9
*	PharMerica Corp.	734	9
*	Symmetry Medical Inc.	892	8
*	AMN Healthcare Services Inc.	980	7
*	Medcath Corp.	513	7
	Analogic Corp.	134	7
*	Cross Country Healthcare Inc.	770	6
*	ICU Medical Inc.	152	6
*	Savient Pharmaceuticals Inc.	652	6
*	Greatbatch Inc.	251	6
*	Omnicell Inc.	413	6
*	Palomar Medical
	Technologies Inc.	330	5
*	Merit Medical Systems Inc.	286	5
*	Natus Medical Inc.	305	5
*	Emergent Biosolutions Inc.	221	5
*	Kendle International Inc.	370	4
*	LHC Group Inc.	134	4
*	Cambrex Corp.	728	4
*	eResearchTechnology Inc.	574	4
*	SurModics Inc.	197	3
*	CryoLife Inc.	420	2
	Cantel Medical Corp.	100	2
*	LCA-Vision Inc.	299	2
			422
Industrials (22.1%)
*	Esterline Technologies Corp.	746	53
*	EMCOR Group Inc.	1,648	52
*	Moog Inc. Class A	1,125	51
	Actuant Corp. Class A	1,689	48
*	Teledyne Technologies Inc.	898	47
	Brady Corp. Class A	1,301	46
	Curtiss-Wright Corp.	1,140	42
*	Geo Group Inc.	1,594	41
*	United Stationers Inc.	571	38
	Mueller Industries Inc.	933	32
	ABM Industries Inc.	1,159	31
	Applied Industrial
	Technologies Inc.	930	30
	Robbins & Myers Inc.	669	28
	Simpson Manufacturing
	Co. Inc.	974	28
	Watts Water Technologies Inc.
	Class A	719	28
	CLARCOR Inc.	644	26
*	AAR Corp.	964	26
	Briggs & Stratton Corp.	1,235	25
*	Insituform Technologies Inc.
	Class A	961	25
	Barnes Group Inc.	1,111	24
*	Ceradyne Inc.	608	23
	Belden Inc.	621	23
	Skywest Inc.	1,345	22
	Kaydon Corp.	532	21
	Toro Co.	328	20

25

S&P Small-Cap 600 Value Index Fund

			Market
			Value•
		Shares	($000)
	Kaman Corp.	634	20
*	HUB Group Inc. Class A	537	19
*	SFN Group Inc.	1,288	18
	Quanex Building
	Products Corp.	917	17
*	Astec Industries Inc.	484	17
	Albany International Corp.	677	16
	Universal Forest Products Inc.	471	16
*	Dycom Industries Inc.	880	15
*	Tetra Tech Inc.	644	15
*	Old Dominion Freight Line Inc.	489	15
*	Kelly Services Inc. Class A	708	15
	Knight Transportation Inc.	791	15
	G&K Services Inc. Class A	453	15
	Arkansas Best Corp.	615	15
	AO Smith Corp.	360	15
*	Griffon Corp.	1,167	14
	ESCO Technologies Inc.	359	14
	Comfort Systems USA Inc.	949	13
*	Orbital Sciences Corp.	682	12
	Heartland Express Inc.	726	12
	Heidrick & Struggles
	International Inc.	440	12
	Interface Inc. Class A	708	12
	Viad Corp.	507	12
*	Navigant Consulting Inc.	1,236	12
	Tredegar Corp.	575	11
	Encore Wire Corp.	477	11
	Standex International Corp.	315	11
*	TrueBlue Inc.	640	10
	Federal Signal Corp.	1,559	10
*	Mobile Mini Inc.	439	10
	Unifirst Corp.	177	10
	Apogee Enterprises Inc.	705	10
*	On Assignment Inc.	916	10
*	SYKES Enterprises Inc.	491	9
	Forward Air Corp.	306	9
	CIRCOR International Inc.	227	9
	Administaff Inc.	280	8
*	Powell Industries Inc.	223	8
*	Gibraltar Industries Inc.	752	8
*	GenCorp Inc.	1,478	8
	Cascade Corp.	149	7
	Cubic Corp.	142	7
	Badger Meter Inc.	170	7
*	School Specialty Inc.	398	6
	John Bean Technologies Corp.	312	6
*	Aerovironment Inc.	200	6
	CDI Corp.	325	5
	AZZ Inc.	107	5
*	NCI Building Systems Inc.	316	4
*	Lydall Inc.	424	4
	AAON Inc.	120	4
	Lawson Products Inc.	100	2
	Standard Register Co.	316	1
			1,402

Information Technology (14.1%)
	Anixter International Inc.	697	50
*	CACI International Inc. Class A	750	45
*	Varian Semiconductor
	Equipment Associates Inc.	913	44
*	Arris Group Inc.	3,049	40
*	Benchmark Electronics Inc.	1,498	28
*	Scansource Inc.	654	24
	MKS Instruments Inc.	775	23
*	Microsemi Corp.	1,045	23
*	Cymer Inc.	426	22
*	Checkpoint Systems Inc.	969	21
*	Brightpoint Inc.	1,648	21
*	Insight Enterprises Inc.	1,125	21
*	SYNNEX Corp.	577	20
*	Brooks Automation Inc.	1,591	20
*	Take-Two Interactive
	Software Inc.	1,138	18
	Heartland Payment
	Systems Inc.	931	18
	Comtech
	Telecommunications Corp.	673	18
*	FEI Co.	540	18
*	Rofin-Sinar Technologies Inc.	433	17
	Black Box Corp.	430	16
*	Avid Technology Inc.	726	16
*	Intermec Inc.	1,204	14
*	Plexus Corp.	426	13
	United Online Inc.	2,154	13
*	Harmonic Inc.	1,341	13
*	Tekelec	1,675	13
*	Rogers Corp.	257	12
	Cognex Corp.	427	12
	EPIQ Systems Inc.	819	11
	Methode Electronics Inc.	922	11
	Park Electrochemical Corp.	336	11
	CTS Corp.	857	10
*	Advanced Energy
	Industries Inc.	619	10
*	THQ Inc.	1,703	10
*	Cabot Microelectronics Corp.	189	9
*	ATMI Inc.	504	9
*	Tessera Technologies Inc.	519	9
	MTS Systems Corp.	195	9
*	Standard Microsystems Corp.	328	9
*	Ciber Inc.	1,749	8
*	DealerTrack Holdings Inc.	397	8
*	Ultratech Inc.	320	8
*	EMS Technologies Inc.	380	7
*	Infospace Inc.	906	7
*	FARO Technologies Inc.	203	7
*	Newport Corp.	423	7
*	Digi International Inc.	629	7
*	LogMeIn Inc.	187	7
	Bel Fuse Inc. Class B	294	6
	Cohu Inc.	412	6

26

S&P Small-Cap 600 Value Index Fund

			Market
			Value•
	Shares		($000)
*	Electro Scientific Industries Inc.	388	6
	Daktronics Inc.	504	6
*	TeleTech Holdings Inc.	247	6
*	Rudolph Technologies Inc.	465	5
*	Gerber Scientific Inc.	624	5
*	Supertex Inc.	206	5
*	Epicor Software Corp.	452	5
*	DSP Group Inc.	586	5
*	Intevac Inc.	338	4
*	Knot Inc.	430	4
*	Super Micro Computer Inc.	283	4
	Pulse Electronics Corp.	696	4
*	PC-Tel Inc.	474	4
*	Sigma Designs Inc.	236	3
*	Symmetricom Inc.	532	3
*	Exar Corp.	465	3
*	Radisys Corp.	353	3
*	Integral Systems Inc.	238	3
*	Pericom Semiconductor Corp.	262	3
*	Agilysys Inc.	494	2
*	Hutchinson Technology Inc.	579	2
*	LoJack Corp.	293	2
*	NCI Inc. Class A	76	2
*	StarTek Inc.	299	2
*	Tollgrade Communications Inc.	147	1
*	Network Equipment
	Technologies Inc.	402	1
			892
Materials (5.3%)
	Texas Industries Inc.	686	28
	HB Fuller Co.	1,202	26
	Eagle Materials Inc.	746	24
*	Clearwater Paper Corp.	281	22
	Arch Chemicals Inc.	617	22
	Kaiser Aluminum Corp.	360	18
	A Schulman Inc.	765	17
*	Century Aluminum Co.	892	15
*	RTI International Metals Inc.	483	14
	Stepan Co.	194	14
*	PolyOne Corp.	960	13
*	OM Group Inc.	332	12
*	STR Holdings Inc.	570	10
*	Calgon Carbon Corp.	734	10
	AMCOL International Corp.	329	10
	Wausau Paper Corp.	1,229	10
	Deltic Timber Corp.	153	9
	Myers Industries Inc.	885	9
	Zep Inc.	545	9
*	Brush Engineered
	Materials Inc.	177	8

* Headwaters Inc.	1,500	8
* AM Castle & Co.	416	7
Neenah Paper Inc.	366	7
Olympic Steel Inc.	230	6
* LSB Industries Inc.	187	6
American Vanguard Corp.	537	5
		339
Telecommunication Services (0.5%)
* Cincinnati Bell Inc.	5,017	13
NTELOS Holdings Corp.	334	7
USA Mobility Inc.	337	5
* General Communication Inc.
Class A	409	5
		30
Utilities (6.1%)
Southwest Gas Corp.	1,127	44
New Jersey Resources Corp.	1,022	43
UIL Holdings Corp.	1,247	38
Piedmont Natural Gas Co. Inc.	1,138	33
Unisource Energy Corp.	899	33
Avista Corp.	1,395	31
Allete Inc.	767	29
NorthWestern Corp.	890	27
South Jersey Industries Inc.	416	23
Laclede Group Inc.	546	21
Northwest Natural Gas Co.	417	20
CH Energy Group Inc.	386	19
* El Paso Electric Co.	570	16
American States Water Co.	219	7
Central Vermont Public
Service Corp.	329	7
		391
Total Common Stocks
(Cost $5,297)		6,345
Total Investments (100.0%)
(Cost $5,297)		6,345
Other Assets and Liabilities (0.0%)
Other Assets		19
Liabilities		(22)
		(3)
Net Assets (100%)
Applicable to 100,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		6,342
Net Asset Value Per Share—
ETF Shares		$63.42

27

S&P Small-Cap 600 Value Index Fund

At February 28, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	5,110
Undistributed Net Investment Income	8
Accumulated Net Realized Gains	176
Unrealized Appreciation (Depreciation)	1,048
Net Assets	6,342

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
See accompanying Notes, which are an integral part of the Financial Statements.

28

S&P Small-Cap 600 Value Index Fund

Statement of Operations

September 7, 2010[1] to
February 28, 2011
($000)
Investment Income
Income
Dividends	51
Total Income	51
Expenses
The Vanguard Group—Note B
Management and Administrative	3
Custodian Fees	2
Shareholders’ Reports	1
Total Expenses	6
Net Investment Income	45
Realized Net Gain (Loss) on Investment Securities Sold	447
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,048
Net Increase (Decrease) in Net Assets Resulting from Operations	1,540
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

29

S&P Small-Cap 600 Value Index Fund

Statement of Changes in Net Assets

September 7,
2010[1] to
February 28,
2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	45
Realized Net Gain (Loss)	447
Change in Unrealized Appreciation (Depreciation)	1,048
Net Increase (Decrease) in Net Assets Resulting from Operations	1,540
Distributions
Net Investment Income
Institutional Shares	—
ETF Shares	(37)
Realized Capital Gain
Institutional Shares	—
ETF Shares	—
Total Distributions	(37)
Capital Share Transactions
Institutional Shares	(1)
ETF Shares	4,840
Net Increase (Decrease) from Capital Share Transactions	4,839
Total Increase (Decrease)	6,342
Net Assets
Beginning of Period	—
End of Period[2]	6,342
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $8,000.

See accompanying Notes, which are an integral part of the Financial Statements.

30

S&P Small-Cap 600 Value Index Fund

Financial Highlights

ETF Shares
September 7, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$49.79
Investment Operations
Net Investment Income	.446
Net Realized and Unrealized Gain (Loss) on Investments	13.554
Total from Investment Operations	14.000
Distributions
Dividends from Net Investment Income	(.370)
Distributions from Realized Capital Gains	—
Total Distributions	(.370)
Net Asset Value, End of Period	$63.42

Total Return	28.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6
Ratio of Total Expenses to Average Net Assets	0.20%
Ratio of Net Investment Income to Average Net Assets	1.49%
Portfolio Turnover Rate[2]	28%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

31

S&P Small-Cap 600 Value Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Value Index is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on December 15, 2010. On December 17, 2010, the sole shareholder redeemed all shares. As of February 28, 2011, there were no investors in the Institutional share class. ETF Shares were first issued on September 7, 2010, and first offered to the public on September 9, 2010. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $1,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

32

S&P Small-Cap 600 Value Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the period ended February 28, 2011, the fund realized $271,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 28, 2011, the cost of investment securities for tax purposes was $5,297,000. Net unrealized appreciation of investment securities for tax purposes was $1,048,000, consisting of unrealized gains of $1,098,000 on securities that had risen in value since their purchase and $50,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended February 28, 2011, the fund purchased $9,032,000 of investment securities and sold $4,181,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

		Inception[1] to
		February 28, 2011
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	70	1
Issued in Lieu of Cash Distributions	—	—
Redeemed	(71)	(1)
Net Increase (Decrease)—Institutional Shares	(1)	—
ETF Shares
Issued	7,589	150
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,749)	(50)
Net Increase (Decrease)—ETF Shares	4,840	100
1 Inception was September 7, 2010, for ETF Shares and December 15, 2010, for Institutional Shares. On December 17, 2010, the sole shareholder in the Institutional share class redeemed all shares. As of February 28, 2011, there were no investors in the Institutional share class.

G. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

33

S&P Small-Cap 600 Growth Index Fund

Fund Profile
As of February 28, 2011

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	359	358	3,845
Median Market Cap	$1.3B	$1.3B	$31.4B
Price/Earnings Ratio	23.2x	23.2x	17.9x
Price/Book Ratio	2.7x	2.7x	2.3x
Yield[3]	0.5%	0.7%	1.6%
Return on Equity	13.2%	13.2%	19.2%
Earnings Growth Rate	11.7%	11.7%	5.4%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	40%	—	—
Expense Ratio[5]	0.20%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	16.8%	16.8%	11.8%
Consumer Staples	3.9	3.9	9.1
Energy	5.7	5.7	11.6
Financials	14.3	14.3	16.6
Health Care	19.0	19.0	10.5
Industrials	9.7	9.7	11.4
Information Technology	25.1	25.1	18.9
Materials	3.6	3.6	4.5
Telecommunication
Services	0.8	0.8	2.5
Utilities	1.1	1.1	3.1

Ten Largest Holdings[6] (% of total net assets)

Oil States	Oil & Gas Equipment
International Inc.	& Services	1.5%
Cooper Cos. Inc.	Health Care
	Supplies	1.1
Regeneron
Pharmaceuticals Inc.	Biotechnology	1.1
Stifel Financial Corp.	Investment Banking
	& Brokerage	1.0
CARBO Ceramics Inc.	Oil & Gas Equipment
	& Services	0.9
TriQuint
Semiconductor Inc.	Semiconductors	0.9
Tanger Factory
Outlet Centers	Retail REITs	0.9
Healthspring Inc.	Managed
	Health Care	0.9
Signature Bank	Regional Banks	0.8
HMS Holdings Corp.	Health Care
	Services	0.8
Top Ten		9.9%

Investment Focus

1 S&P SmallCap 600 Growth Index.
2 Dow Jones U.S. Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 Annualized.
5 The expense ratio shown is from the prospectus dated September 7, 2010, and represents estimated costs for the current fiscal year.
For the fiscal period ended February 28, 2011, the annualized expense ratio was 0.20%.
6 The holdings listed exclude any temporary cash investments and equity index products.

34

S&P Small-Cap 600 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Period Total Returns (%): September 7, 2010, Through February 28, 2011

Total Returns: Period Ended December 31, 2010

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

		Since
	Inception Date	Inception
ETF Shares	9/7/2010
Market Price		24.68%
Net Asset Value		24.58

See Financial Highlights for dividend and capital gains information.

35

S&P Small-Cap 600 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
	Shares		($000)
Common Stocks (100.0%)
Consumer Discretionary (16.8%)
*	Carter’s Inc.	3,007	86
*	Iconix Brand Group Inc.	3,792	84
*	Jo-Ann Stores Inc.	1,377	84
*	CROCS Inc.	4,562	81
*	Coinstar Inc.	1,656	71
*	JOS A Bank Clothiers Inc.	1,445	67
*	HSN Inc.	2,024	66
	Cracker Barrel Old
	Country Store Inc.	1,221	61
*	Cabela’s Inc.	2,095	57
	Arbitron Inc.	1,409	56
	PF Chang’s China Bistro Inc.	1,201	56
	Wolverine World Wide Inc.	1,456	54
	Brunswick Corp.	2,318	53
	Buckle Inc.	1,365	53
*	Steven Madden Ltd.	1,204	52
	Monro Muffler Brake Inc.	1,580	52
*	Texas Roadhouse Inc. Class A	3,040	52
*	Buffalo Wild Wings Inc.	952	50
*	Capella Education Co.	865	50
*	DineEquity Inc.	811	46
*	Hibbett Sports Inc.	1,462	46
*	Blue Nile Inc.	753	43
*	BJ’s Restaurants Inc.	1,182	42
*	CEC Entertainment Inc.	1,074	42
	Men’s Wearhouse Inc.	1,515	40
*	American Public Education Inc.	940	40
*	Interval Leisure Group Inc.	2,119	36
*	Pre-Paid Legal Services Inc.	511	34
*	Maidenform Brands Inc.	1,222	33
	Finish Line Inc. Class A	1,896	33
*	Biglari Holdings Inc.	76	32
	Hillenbrand Inc.	1,466	32
*	True Religion Apparel Inc.	1,332	32
*	Peet’s Coffee & Tea Inc.	670	29
*	Childrens Place Retail
	Stores Inc.	625	29

*	Lumber Liquidators
	Holdings Inc.	1,219	28
*	Zumiez Inc.	1,088	28
*	Genesco Inc.	717	28
	Cato Corp. Class A	952	23
*	California Pizza Kitchen Inc.	1,292	22
*	Universal Electronics Inc.	790	22
	Universal Technical
	Institute Inc.	1,088	20
*	Pinnacle Entertainment Inc.	1,407	18
	PetMed Express Inc.	1,202	18
	Sturm Ruger & Co. Inc.	980	18
*	Papa John’s International Inc.	575	17
*	Vitamin Shoppe Inc.	477	17
	Volcom Inc.	912	16
*	Shuffle Master Inc.	1,535	14
*	Kirkland’s Inc.	818	12
*	Sonic Corp.	1,220	11
*	Kid Brands Inc.	1,122	10
*	Jakks Pacific Inc.	547	10
*	RC2 Corp.	450	10
	Oxford Industries Inc.	389	9
	Nutrisystem Inc.	682	9
	Superior Industries
	International Inc.	437	9
*	Perry Ellis International Inc.	293	8
	Big 5 Sporting Goods Corp.	602	8
*	Liz Claiborne Inc.	1,624	8
*	EW Scripps Co. Class A	624	6
	Skyline Corp.	116	2
*	Monarch Casino & Resort Inc.	213	2
			2,177
Consumer Staples (3.9%)
*	TreeHouse Foods Inc.	1,851	97
*	Darling International Inc.	6,099	85
*	United Natural Foods Inc.	1,512	64
*	Boston Beer Co. Inc. Class A	476	44
	Diamond Foods Inc.	690	35
*	Hain Celestial Group Inc.	874	26
	Andersons Inc.	518	25

36

S&P Small-Cap 600 Growth Index Fund

			Market
			Value•
		Shares	($000)
	Snyders-Lance Inc.	1,233	22
	B&G Foods Inc. Class A	1,458	22
	J&J Snack Foods Corp.	438	19
	WD-40 Co.	471	19
*	Medifast Inc.	698	16
	Calavo Growers Inc.	630	15
	Cal-Maine Foods Inc.	438	13
			502
Energy (5.7%)
*	Oil States International Inc.	2,650	193
	CARBO Ceramics Inc.	991	123
	SEACOR Holdings Inc.	745	71
	Lufkin Industries Inc.	865	67
*	ION Geophysical Corp.	3,906	50
*	Gulfport Energy Corp.	1,656	49
*	Stone Energy Corp.	1,447	44
	Contango Oil & Gas Co.	672	41
*	Swift Energy Co.	784	34
*	Georesources Inc.	728	23
*	Petroleum Development Corp.	415	19
*	Petroquest Energy Inc.	1,245	11
*	Basic Energy Services Inc.	470	9
			734
Financials (14.3%)
*	Stifel Financial Corp.	1,840	132
	Tanger Factory Outlet Centers	4,234	113
*	Signature Bank	2,123	110
*	Ezcorp Inc. Class A	2,604	75
*	Portfolio Recovery
	Associates Inc.	893	74
	Mid-America Apartment
	Communities Inc.	1,055	69
	National Retail Properties Inc.	2,663	68
	Home Properties Inc.	1,142	67
	Cash America
	International Inc.	1,547	66
	BioMed Realty Trust Inc.	3,216	58
	Entertainment Properties
	Trust	1,193	57
*	First Cash Financial
	Services Inc.	1,585	52
*	World Acceptance Corp.	819	49
	Extra Space Storage Inc.	2,381	47
*	DiamondRock Hospitality Co.	3,896	46
	Kilroy Realty Corp.	1,177	46
	Post Properties Inc.	1,148	45
	Medical Properties Trust Inc.	3,607	42
	LaSalle Hotel Properties	1,414	40
	EastGroup Properties Inc.	810	37
	optionsXpress Holdings Inc.	2,223	36
	Colonial Properties Trust	1,757	35
	Tower Group Inc.	1,260	34
	PS Business Parks Inc.	499	31
	Healthcare Realty Trust Inc.	1,213	28

	Getty Realty Corp.	858	25
	Acadia Realty Trust	1,262	25
	First Financial Bankshares Inc.	488	25
	Lexington Realty Trust	2,537	24
	First Financial Bancorp	1,397	24
	UMB Financial Corp.	588	23
	Sovran Self Storage Inc.	575	22
*	Forestar Group Inc.	1,151	22
	Pennsylvania Real Estate
	Investment Trust	1,390	20
	LTC Properties Inc.	683	20
	Bank of the Ozarks Inc.	416	18
	Saul Centers Inc.	368	17
	National Penn Bancshares Inc.	2,023	16
	Community Bank System Inc.	623	16
*	National Financial
	Partners Corp.	1,046	15
*	eHealth Inc.	1,156	15
	Provident Financial
	Services Inc.	892	13
	Inland Real Estate Corp.	1,302	12
	Urstadt Biddle Properties Inc.
	Class A	615	12
	Universal Health Realty
	Income Trust	293	12
	Dime Community
	Bancshares Inc.	635	10
	Tompkins Financial Corp.	176	7
			1,850
Health Care (19.0%)
	Cooper Cos. Inc.	2,388	148
*	Regeneron
	Pharmaceuticals Inc.	3,800	138
*	Healthspring Inc.	2,993	113
*	HMS Holdings Corp.	1,441	109
*	Dionex Corp.	911	107
*	Salix Pharmaceuticals Ltd.	3,030	101
*	Catalyst Health Solutions Inc.	2,043	92
*	AMERIGROUP Corp.	1,581	91
*	American Medical Systems
	Holdings Inc.	3,998	87
	Quality Systems Inc.	1,000	80
*	Haemonetics Corp.	1,294	80
	Chemed Corp.	1,192	78
*	Align Technology Inc.	3,551	74
*	Viropharma Inc.	4,078	73
*	Parexel International Corp.	3,041	71
*	Cubist Pharmaceuticals Inc.	3,101	68
*	Par Pharmaceutical Cos. Inc.	1,861	57
*	Magellan Health Services Inc.	1,140	55
*	Integra LifeSciences
	Holdings Corp.	1,064	53
*	Zoll Medical Corp.	1,125	52
*	MWI Veterinary Supply Inc.	652	45
*	Neogen Corp.	1,187	44

37

S&P Small-Cap 600 Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Questcor Pharmaceuticals Inc.	3,251	42
*	Cyberonics Inc.	1,260	42
*	PSS World Medical Inc.	1,561	41
*	IPC The Hospitalist Co. Inc.	851	35
*	Air Methods Corp.	584	34
	Computer Programs &
	Systems Inc.	580	31
*	Abaxis Inc.	1,169	31
	Landauer Inc.	492	31
	West Pharmaceutical
	Services Inc.	749	31
*	Bio-Reference Labs Inc.	1,281	27
	Meridian Bioscience Inc.	1,234	27
*	Savient Pharmaceuticals Inc.	2,315	22
	Ensign Group Inc.	698	21
	Analogic Corp.	387	21
*	Greatbatch Inc.	690	17
*	Corvel Corp.	341	17
*	Almost Family Inc.	431	17
*	LHC Group Inc.	538	16
*	Merit Medical Systems Inc.	870	15
*	Arqule Inc.	2,312	15
*	Emergent Biosolutions Inc.	662	14
*	Natus Medical Inc.	872	14
*	ICU Medical Inc.	301	13
*	Hi-Tech Pharmacal Co. Inc.	535	12
*	Kensey Nash Corp.	442	12
*	Omnicell Inc.	858	11
	Cantel Medical Corp.	458	10
*	Enzo Biochem Inc.	1,785	8
*	eResearchTechnology Inc.	1,056	7
*	SurModics Inc.	498	6
*	Palomar Medical
	Technologies Inc.	281	4
*	CryoLife Inc.	596	3
*	LCA-Vision Inc.	351	2
*	Genoptix Inc.	23	1
			2,466
Industrials (9.7%)
	Triumph Group Inc.	861	75
*	II-VI Inc.	1,328	68
	Healthcare Services
	Group Inc.	3,446	61
	Toro Co.	934	58
	CLARCOR Inc.	1,265	52
	Lindsay Corp.	655	46
	American Science &
	Engineering Inc.	470	44
*	Tetra Tech Inc.	1,841	43
*	EnPro Industries Inc.	1,077	43
	Belden Inc.	1,129	41
	AO Smith Corp.	997	40
	Robbins & Myers Inc.	939	40
*	Old Dominion Freight Line Inc.	1,141	35
	National Presto Industries Inc.	273	35

	Allegiant Travel Co. Class A	786	32
	Interface Inc. Class A	1,882	31
	Knight Transportation Inc.	1,586	30
*	Consolidated Graphics Inc.	533	29
*	Exponent Inc.	735	29
*	Orbital Sciences Corp.	1,608	29
*	HUB Group Inc. Class A	800	28
	Cubic Corp.	528	27
	Forward Air Corp.	880	26
	Kaydon Corp.	622	24
	ESCO Technologies Inc.	621	24
	Unifirst Corp.	406	23
*	Mobile Mini Inc.	987	22
*	SYKES Enterprises Inc.	1,109	21
*	Dolan Co.	1,605	20
	Heartland Express Inc.	1,137	19
	AZZ Inc.	429	18
	Administaff Inc.	582	17
*	Orion Marine Group Inc.	1,399	17
	Badger Meter Inc.	430	17
	CIRCOR International Inc.	419	17
	John Bean Technologies Corp.	823	16
*	TrueBlue Inc.	964	16
	Vicor Corp.	1,022	16
	AAON Inc.	372	11
*	Aerovironment Inc.	368	11
	Cascade Corp.	169	8
*	NCI Building Systems Inc.	220	3
			1,262
Information Technology (25.1%)
*	TriQuint Semiconductor Inc.	8,317	119
*	Wright Express Corp.	2,002	102
*	Progress Software Corp.	3,395	100
*	Veeco Instruments Inc.	2,087	99
*	Varian Semiconductor
	Equipment Associates Inc.	1,935	92
*	Viasat Inc.	2,147	89
*	CommVault Systems Inc.	2,252	82
*	Hittite Microwave Corp.	1,289	79
*	j2 Global Communications Inc.	2,385	69
*	Taleo Corp. Class A	2,116	68
*	JDA Software Group Inc.	2,289	68
	MAXIMUS Inc.	900	67
*	Blue Coat Systems Inc.	2,258	64
*	Netgear Inc.	1,874	61
	Littelfuse Inc.	1,162	61
	Blackbaud Inc.	2,295	61
	Power Integrations Inc.	1,462	58
*	Diodes Inc.	1,880	54
*	Synaptics Inc.	1,784	53
*	Ebix Inc.	1,995	53
*	MicroStrategy Inc. Class A	440	52
*	Stratasys Inc.	1,081	49
*	Microsemi Corp.	2,141	47
*	Websense Inc.	2,184	47

38

S&P Small-Cap 600 Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Netscout Systems Inc.	1,828	46
*	Synchronoss Technologies Inc.	1,254	43
*	DG FastChannel Inc.	1,270	42
*	DTS Inc.	897	41
*	Sourcefire Inc.	1,465	40
*	TTM Technologies Inc.	2,261	40
*	Cabot Microelectronics Corp.	804	39
*	Plexus Corp.	1,228	39
*	Bottomline Technologies Inc.	1,689	37
*	Manhattan Associates Inc.	1,146	37
*	OSI Systems Inc.	976	37
*	comScore Inc.	1,331	37
*	Volterra Semiconductor Corp.	1,405	35
*	Kulicke & Soffa Industries Inc.	3,683	35
	Micrel Inc.	2,598	35
*	CSG Systems
	International Inc.	1,783	35
*	RightNow Technologies Inc.	1,235	33
	Cognex Corp.	1,173	33
*	Take-Two Interactive
	Software Inc.	2,000	32
*	Cymer Inc.	635	32
*	Radiant Systems Inc.	1,734	30
	MKS Instruments Inc.	974	29
*	Mercury Computer
	Systems Inc.	1,536	29
*	Tyler Technologies Inc.	1,316	29
*	Monolithic Power
	Systems Inc.	1,874	29
*	FEI Co.	840	28
*	Oplink Communications Inc.	1,023	28
	Forrester Research Inc.	763	28
	iGate Corp.	1,519	27
*	Tessera Technologies Inc.	1,557	27
*	Ceva Inc.	1,151	26
*	DealerTrack Holdings Inc.	1,295	26
*	Interactive Intelligence Inc.	699	24
*	Cardtronics Inc.	1,260	24
*	TeleTech Holdings Inc.	996	23
*	Rofin-Sinar Technologies Inc.	580	22
*	Harmonic Inc.	2,292	22
*	Perficient Inc.	1,547	19
	MTS Systems Corp.	391	18
*	Newport Corp.	1,034	17
*	LogMeIn Inc.	460	16
*	Epicor Software Corp.	1,469	15
*	Ultratech Inc.	611	15
*	FARO Technologies Inc.	421	15
*	Kopin Corp.	3,378	15
*	Smith Micro Software Inc.	1,570	15
*	Liquidity Services Inc.	895	14
*	Rogers Corp.	289	14
*	Standard Microsystems Corp.	495	13
*	Sigma Designs Inc.	948	13
	Park Electrochemical Corp.	376	12

*	Advanced Energy
	Industries Inc.	733	12
*	Super Micro Computer Inc.	718	11
*	ATMI Inc.	587	11
*	Novatel Wireless Inc.	1,685	10
	Daktronics Inc.	788	9
*	Exar Corp.	1,338	9
	Stamps.com Inc.	624	8
*	Pericom Semiconductor Corp.	751	8
*	Rudolph Technologies Inc.	670	7
*	Knot Inc.	700	7
*	Electro Scientific
	Industries Inc.	435	7
*	Symmetricom Inc.	1,153	7
*	Intevac Inc.	467	6
*	NCI Inc. Class A	250	6
*	Supertex Inc.	250	6
	Cohu Inc.	386	6
*	Integral Systems Inc.	426	5
*	Radisys Corp.	528	4
	Pulse Electronics Corp.	713	4
*	Network Equipment
	Technologies Inc.	768	3
*	Tollgrade Communications Inc.	241	2
*	LoJack Corp.	343	2
			3,254
Materials (3.6%)
	Buckeye Technologies Inc.	2,065	54
	Balchem Corp.	1,492	54
	Schweitzer-Mauduit
	International Inc.	943	52
*	PolyOne Corp.	2,886	40
*	KapStone Paper and
	Packaging Corp.	1,997	34
*	OM Group Inc.	920	32
*	Brush Engineered
	Materials Inc.	696	30
	Eagle Materials Inc.	713	23
	Quaker Chemical Corp.	593	23
*	Calgon Carbon Corp.	1,407	20
	AMCOL International Corp.	630	20
*	Century Aluminum Co.	1,090	18
*	STR Holdings Inc.	968	18
*	RTI International Metals Inc.	565	16
	Deltic Timber Corp.	241	15
*	LSB Industries Inc.	458	14
			463
Telecommunication Services (0.8%)
*	Neutral Tandem Inc.	1,732	30
*	Cbeyond Inc.	1,640	23
	Atlantic Tele-Network Inc.	477	19
	NTELOS Holdings Corp.	848	16
*	General Communication Inc.
	Class A	1,177	14
	USA Mobility Inc.	449	7
			109

39

S&P Small-Cap 600 Growth Index Fund

		Market
		Value•
	Shares	($000)
Utilities (1.1%)
Piedmont Natural Gas Co. Inc.	1,358	40
South Jersey Industries Inc.	672	37
* El Paso Electric Co.	1,003	28
Northwest Natural Gas Co.	510	24
American States Water Co.	515	17
		146
Total Common Stocks
(Cost $11,141)		12,963
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity
Fund, 0.213% (Cost $6)	5,855	6
Total Investments (100.1%)
(Cost $11,147)		12,969
Other Assets and Liabilities (–0.1%)
Other Assets		223
Liabilities		(231)
		(8)
Net Assets (100%)
Applicable to 200,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		12,961
Net Asset Value Per Share—
ETF Shares		$64.81

At February 28, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	10,721
Undistributed Net Investment Income	7
Accumulated Net Realized Gains	411
Unrealized Appreciation (Depreciation)	1,822
Net Assets	12,961

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

40

S&P Small-Cap 600 Growth Index Fund

Statement of Operations

September 7, 2010[1] to
February 28, 2011
($000)
Investment Income
Income
Dividends	63
Total Income	63
Expenses
The Vanguard Group—Note B
Management and Administrative	4
Custodian Fees	3
Shareholders’ Reports	2
Total Expenses	9
Net Investment Income	54
Realized Net Gain (Loss) on Investment Securities Sold	462
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,822
Net Increase (Decrease) in Net Assets Resulting from Operations	2,338
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

41

S&P Small-Cap 600 Growth Index Fund

Statement of Changes in Net Assets

September 7,
2010[1] to
February 28,
2011
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	54
Realized Net Gain (Loss)	462
Change in Unrealized Appreciation (Depreciation)	1,822
Net Increase (Decrease) in Net Assets Resulting from Operations	2,338
Distributions
Net Investment Income
Institutional Shares	—
ETF Shares	(47)
Realized Capital Gain
Institutional Shares	—
ETF Shares	—
Total Distributions	(47)
Capital Share Transactions
Institutional Shares	(6)
ETF Shares	10,676
Net Increase (Decrease) from Capital Share Transactions	10,670
Total Increase (Decrease)	12,961
Net Assets
Beginning of Period	—
End of Period[2]	12,961
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $7,000.

See accompanying Notes, which are an integral part of the Financial Statements.

42

S&P Small-Cap 600 Growth Index Fund

Financial Highlights

ETF Shares
September 7, 2010[1] to
For a Share Outstanding Throughout the Period	February 28, 2011
Net Asset Value, Beginning of Period	$49.82
Investment Operations
Net Investment Income	.343
Net Realized and Unrealized Gain (Loss) on Investments	14.957
Total from Investment Operations	15.300
Distributions
Dividends from Net Investment Income	(.310)
Distributions from Realized Capital Gains	—
Total Distributions	(.310)
Net Asset Value, End of Period	$64.81

Total Return	30.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13
Ratio of Total Expenses to Average Net Assets	0.20%
Ratio of Net Investment Income to Average Net Assets	1.15%
Portfolio Turnover Rate[2]	40%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

S&P Small-Cap 600 Growth Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on December 15, 2010. On December 17, 2010, the sole shareholder redeemed all shares. As of February 28, 2011, there were no investors in the Institutional share class. ETF Shares were first issued on September 7, 2010, and first offered to the public on September 9, 2010. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended February 28, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2011, the fund had contributed capital of $2,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

44

S&P Small-Cap 600 Growth Index Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the period ended February 28, 2011, the fund realized $51,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 28, 2011, the cost of investment securities for tax purposes was $11,147,000. Net unrealized appreciation of investment securities for tax purposes was $1,822,000, consisting of unrealized gains of $1,945,000 on securities that had risen in value since their purchase and $123,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the period ended February 28, 2011, the fund purchased $13,663,000 of investment securities and sold $2,983,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

		Inception[1] to
		February 28, 2011
	Amount	Shares
	($000)	(000)
Institutional Shares
Issued	228	2
Issued in Lieu of Cash Distributions	—	—
Redeemed	(234)	(2)
Net Increase (Decrease)—Institutional Shares	(6)	—
ETF Shares
Issued	10,676	200
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease)—ETF Shares	10,676	200
1 Inception was September 7, 2010, for ETF Shares and December 15, 2010, for Institutional Shares. On December 17, 2010, the sole shareholder in the Institutional share class redeemed all shares. As of February 28, 2011, there were no investors in the Institutional share class.

G. In preparing the financial statements as of February 28, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

45

Trustees Approve Advisory Arrangement

The board of trustees approved the launch of Vanguard S&P Small-Cap 600 Index Fund, S&P Small-Cap 600 Value Index Fund, and S&P Small-Cap 600 Growth Index Fund utilizing an internalized management structure whereby the Vanguard Group, Inc.—through its Quantitative Equity Group—would provide investment advisory services to the funds at cost. The board determined that the investment advisory arrangement with Vanguard was in the best interest of the funds and their prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that, in its management of other Vanguard index funds, the Quantitative Equity Group has a track record of consistent performance and disciplined investment processes. Information about each fund’s performance since inception can be found in the Performance Summary pages of this report.

Cost

The board considered the cost of services to be provided and concluded that the funds’ expense ratios will be below the average expense ratios charged by funds in their peer groups. Information about the funds’ expense ratios appears in the Financial Statements pages of this report.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and it produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

46

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in the fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

47

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

48

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	Chairman Emeritus and Senior Advisor
Business Administration at Dartmouth College.
John J. Brennan
Chairman, 1996–2009
Executive Officers	Chief Executive Officer and President, 1996–2008

Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of	John C. Bogle
the investment companies served by The Vanguard	Chairman and Chief Executive Officer, 1974–1996
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
Direct Investor Account Services > 800-662-2739	To find out more about this public service, call the SEC
Institutional Investor Services > 800-523-1036	at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
Text Telephone for People	copies of this information, for a fee, by sending a
With Hearing Impairment > 800-749-7273	request in either of two ways: via e-mail addressed to
This material may be used in conjunction	publicinfo@sec.gov or via regular mail addressed to the
with the offering of shares of any Vanguard	Public Reference Section, Securities and Exchange
fund only if preceded or accompanied by	Commission, Washington, DC 20549-1520.
the fund’s current prospectus.	Standard & Poor’s®, S&P ®, Standard & Poor’s SmallCap
600®, 600®, S&P SmallCap 600 Index®, S&P SmallCap
All comparative mutual fund data are from Lipper Inc.	600 Value Index®, and S&P SmallCap 600 Growth Index®
or Morningstar, Inc., unless otherwise noted.	are registered trademarks of Standard & Poor’s Financial
You can obtain a free copy of Vanguard’s proxy voting	Services LLC (”S&P”) and have been licensed for use by
guidelines by visiting vanguard.com/proxyreporting or	The Vanguard Group, Inc. The Vanguard mutual funds
by calling Vanguard at 800-662-2739. The guidelines	and ETFs are not sponsored, endorsed, sold, or promoted
are also available from the SEC’s website, sec.gov.	by S&P or its Affiliates, and S&P and its Affiliates make
In addition, you may obtain a free report on how your	no representation, warranty, or condition regarding the
fund voted the proxies for securities it owned during	advisability of buying, selling, or holding units/shares in
the 12 months ended June 30. To get the report, visit	the funds.
either vanguard.com/proxyreporting or sec.gov.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q18452 042011

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

VANGUARD ADMIRAL FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 15, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number
33-53683, Incorporated by Reference.